NATIONWIDE®

VARIABLE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2007

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–2929 –12/07

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:

Investments at fair value:

AIM VIF – Basic Value Fund – Series II (AIMBValue2) 976,654 shares (cost $10,578,917)	$12,325,368

AIM VIF – Capital Appreciation Fund – Series II (AIMCapAp2) 100,504 shares (cost $2,232,304)	2,909,588

AIM VIF – Capital Development Fund – Series I (AIMCapDev) 11,883 shares (cost $177,637)	223,995

AIM VIF – Capital Development Fund – Series II (AIMCapDev2) 39,737 shares (cost $785,458)	736,318

AIM VIF – Core Equity Fund – Series I (AIMCoreEq) 21,460 shares (cost $545,357)	624,712

AIM VIF – Core Equity Fund – Series II (AIMCoreEq2) 66,772 shares (cost $1,698,634)	1,928,380

AIM VIF – International Growth Fund – Series II (AIMIntGr2) 43,187 shares (cost $676,540)	1,435,539

AIM VIF – Mid Cap Core Equity Fund – Series I (AIMMidCpCor) 56,661 shares (cost $714,378)	825,555

AllianceBernstein VPS – Growth and Income Portfolio – Class B (AlVGrIncB) 322,878 shares (cost $7,214,353)	8,572,405

AllianceBernstein VPS – International Value Portfolio – Class B (AlVIntlValB) 217,957 shares (cost $3,119,072)	5,422,778

AllianceBernstein VPS – Large Cap Growth Portfolio – Class B (AlVLrgCpGrB) 94,372 shares (cost $2,184,108)	2,827,396

AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class B (AlVSmMdCpB) 631,519 shares (cost $9,652,966)	10,754,777

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 57,498 shares (cost $848,068)	1,014,269

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 65,522 shares (cost $2,097,692)	2,450,527

Dreyfus Stock Index Fund, Inc. – Service Shares (DryStklxS) 127,610 shares (cost $4,063,681)	4,773,889

Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS) 121,253 shares (cost $2,288,084)	2,064,942

Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS) 341,709 shares (cost $1,839,651)	2,518,395

Federated IS – High Income Bond II – Service Shares (FedHiIncS) 1,433,517 shares (cost $10,643,437)	10,679,703

Federated IS – International Equity Fund II (FedIntEq) 12,521 shares (cost $142,679)	234,273

Federated IS – Mid Cap Growth Strategies Fund II (FedMidCpGr2) 28,619 shares (cost $609,365)	866,001

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 296,501 shares (cost $3,368,310)	3,362,319

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS) 1,073,164 shares (cost $12,135,816)	$12,116,024

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI) 1,105,750 shares (cost $25,341,314)	26,438,481

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS) 909,612 shares (cost $20,855,277)	21,666,946

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 1,905,822 shares (cost $43,192,751)	44,920,219

Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr) 523,496 shares (cost $18,219,824)	23,620,159

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS) 533,438 shares (cost $18,709,934)	23,999,360

Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2) 616,760 shares (cost $18,825,145)	27,538,352

Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI) 2,770,537 shares (cost $17,641,945)	16,567,810

Fidelity® VIP – High Income Portfolio – Initial Class R (FidVIPHIR) 301,716 shares (cost $1,941,026)	1,798,226

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS) 1,389,752 shares (cost $8,871,502)	8,269,024

Fidelity® VIP – High Income Portfolio – Service Class 2 (FidVIPHIS2) 2,248,052 shares (cost $14,181,400)	13,218,544

Fidelity® VIP – High Income Portfolio – Service Class 2R (FidVIPHIS2R) 383,978 shares (cost $2,440,751)	2,253,954

Fidelity® VIP – High Income Portfolio – Service Class R (FidVIPHISR) 92,577 shares (cost $592,345)	548,983

Fidelity® VIP – Money Market Portfolio – Initial Class (FidVIPMMkt) 22,377,079 shares (cost $22,377,079)	22,377,079

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv) 1,043,417 shares (cost $18,055,751)	26,419,313

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS) 331,028 shares (cost $4,812,733)	8,348,515

Fidelity® VIP – Overseas Portfolio – Service Class 2 (FidVIPOvS2) 314,635 shares (cost $4,956,465)	7,903,636

Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 373,396 shares (cost $8,277,413)	9,316,223

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR) 56,608 shares (cost $1,167,838)	1,425,964

Fidelity® VIP – Value Portfolio – Service Class (FidVIPVal) 38,863 shares (cost $473,193)	507,944

Fidelity® VIP – Value Portfolio – Service Class 2 (FidVIPVal2) 90,836 shares (cost $1,003,439)	1,178,148

Fidelity® VIP II – Asset Manager Growth Portfolio – Initial Class (FidVIPAMGr) 182,711 shares (cost $2,160,474)	2,833,855

Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class (FidVIPAMGrS) 169,009 shares (cost $2,107,279)	2,604,435

Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class 2 (FidVIPAMGrS2) 109,870 shares (cost $1,278,043)	1,684,300

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM) 273,483 shares (cost $3,833,381)	$4,531,618

Fidelity® VIP II – Asset Manager Portfolio – Service Class (FidVIPAMS) 208,086 shares (cost $2,918,619)	3,429,258

Fidelity® VIP II – Asset Manager Portfolio – Service Class 2 (FidVIPAMS2) 180,531 shares (cost $2,487,692)	2,948,073

Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon) 1,713,307 shares (cost $43,357,117)	47,801,258

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS) 1,233,722 shares (cost $30,928,069)	34,297,472

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 2,195,499 shares (cost $55,405,366)	60,288,401

Fidelity® VIP II – Index 500 Portfolio – Initial Class (FidVIPIdx500) 302,186 shares (cost $38,184,310)	49,564,486

Fidelity® VIP II – Investment Grade Bond Portfolio – Initial Class (FidVIPIGBd) 2,505,762 shares (cost $31,792,620)	31,973,520

Fidelity® VIP III – Aggressive Growth Portfolio – Service Class (FidVIPAgGrS) 8,124 shares (cost $84,747)	82,138

Fidelity® VIP III – Aggressive Growth Portfolio – Service Class 2 (FidVIPAgGrS2) 329,414 shares (cost $2,959,043)	3,267,784

Fidelity® VIP III – Balanced Portfolio – Initial Class (FidVIPBal) 1,867,599 shares (cost $26,128,916)	29,564,094

Fidelity® VIP III – Balanced Portfolio – Service Class (FidVIPBalS) 546,476 shares (cost $7,378,801)	8,617,931

Fidelity® VIP III – Balanced Portfolio – Service Class 2 (FidVIPBalS2) 442,312 shares (cost $5,925,187)	6,922,186

Fidelity® VIP III – Dynamic Capital Appreciation Portfolio – Service Class (FidVIPDyCapS) 46,287 shares (cost $441,600)	419,822

Fidelity® VIP III – Dynamic Capital Appreciation Portfolio – Service Class 2 (FidVIPDyCapS2) 430,710 shares (cost $3,485,008)	3,867,780

Fidelity® VIP III – Growth & Income Portfolio – Initial Class (FidVIPGrIn) 751,050 shares (cost $9,833,892)	12,775,364

Fidelity® VIP III – Growth & Income Portfolio – Service Class (FidVIPGrInS) 919,003 shares (cost $12,798,073)	15,531,143

Fidelity® VIP III – Growth & Income Portfolio – Service Class 2 (FidVIPGrInS2) 862,923 shares (cost $10,664,980)	14,462,586

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 3,201,089 shares (cost $63,337,219)	71,608,371

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 813,226 shares (cost $15,527,564)	18,151,206

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class 2 (FidVIPGrOpS2) 197,306 shares (cost $2,922,026)	4,372,308

Fidelity® VIP III – Mid Cap Portfolio – Initial Class (FidVIPMCap) 126,126 shares (cost $3,694,356)	4,560,729

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 431,099 shares (cost $12,501,650)	15,510,953

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 1,624,468 shares (cost $41,755,501)	57,879,781

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 36,487 shares (cost $460,514)	$457,550

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 489,911 shares (cost $6,286,706)	6,182,682

Franklin Templeton VIP – Foreign Securities Fund – Class 1 (FrVIPForSec) 29,227 shares (cost $386,704)	601,482

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv) 143,155 shares (cost $2,458,349)	2,807,262

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore) 33,217 shares (cost $432,830)	441,451

MFS VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS) 382,750 shares (cost $3,325,719)	4,428,419

MFS VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS) 774,893 shares (cost $4,959,610)	5,827,196

MFS VIT – New Discovery Series – Service Class (MFSNewDiscS) 189,772 shares (cost $2,966,868)	3,095,177

MFS VIT – Value Series – Service Class (MFSValueS) 661,188 shares (cost $8,569,290)	9,997,160

MTB Large-Cap Growth Fund II (MTBLgCapGr) 237,116 shares (cost $2,349,592)	2,627,247

MTB Large-Cap Value Fund II (MTBLgCapV) 295,592 shares (cost $3,047,752)	3,422,950

MTB Managed Allocation Fund – Moderate Growth II (MTBModGr) 2,782,754 shares (cost $28,893,204)	30,081,576

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2) 348,789 shares (cost $6,711,557)	6,749,077

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2) 191,888 shares (cost $2,239,693)	2,152,980

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2) 140,048 shares (cost $3,440,107)	3,652,462

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2) 8,573 shares (cost $384,746)	373,426

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2) 37,162 shares (cost $2,431,468)	2,681,626

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3) 12,454 shares (cost $99,827)	95,022

Nationwide VIT – Gartmore Emerging Markets Fund – Class II (NVITEmMrkts2) 136,549 shares (cost $1,649,585)	3,066,899

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI (NVITEmMrkts6) 633,853 shares (cost $11,099,186)	14,312,410

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd) 1,885,485 shares (cost $22,078,909)	21,928,193

Nationwide VIT – International Value Fund – Class III (NVITIntVal3) 20,699 shares (cost $356,290)	360,783

Nationwide VIT – International Value Fund – Class VI (NVITIntVal6) 358,826 shares (cost $6,371,009)	6,236,387

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2) 1,572,268 shares (cost $17,858,458)	21,382,844

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2) 2,554,700 shares (cost $26,445,345)	$26,568,880

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2) 11,828,341 shares (cost $125,556,931)	147,144,564

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2) 4,910,383 shares (cost $54,008,030)	65,504,503

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2) 4,168,781 shares (cost $45,157,424)	47,315,667

Nationwide VIT – Mid Cap Growth Fund – Class II (NVITMdCpGr2) 6,503 shares (cost $206,555)	209,781

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap) 67,238 shares (cost $1,113,187)	1,289,634

Nationwide VIT – Mid Cap Index Fund – Class II (NVITMidCap2) 400,656 shares (cost $7,195,479)	7,656,545

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt) 38,742,008 shares (cost $38,742,008)	38,742,008

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II (NVITSmCapGr2) 168,682 shares (cost $2,562,825)	2,994,112

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I (NVITSmCapVal) 59,570 shares (cost $706,938)	588,556

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II (NVITSmCapVal2) 593,702 shares (cost $7,149,725)	5,794,536

Nationwide VIT – Multi-Manager Small Company Fund – Class I (NVITSmComp) 37,006 shares (cost $862,117)	821,894

Nationwide VIT – Multi-Manager Small Company Fund – Class II (NVITSmComp2) 274,191 shares (cost $6,409,879)	5,988,333

Nationwide VIT – Nationwide Fund – Class II (NVITNWFund2) 5,232 shares (cost $70,207)	70,840

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS) 12,781 shares (cost $232,122)	222,001

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes) 28,971 shares (cost $514,348)	518,862

Oppenheimer VAF – Capital Appreciation Fund – Service Class (OppCapApS) 317,763 shares (cost $10,945,791)	14,864,936

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3) 21,174 shares (cost $695,448)	779,623

Oppenheimer VAF – Global Securities Fund – Class 4 (OppGlSec4) 298,913 shares (cost $9,882,765)	10,844,571

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec) 21,877 shares (cost $579,748)	800,688

Oppenheimer VAF – Global Securities Fund – Service Class (OppGlSecS) 212,587 shares (cost $5,387,439)	7,710,544

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3) 34,448 shares (cost $282,973)	274,892

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc) 193,519 shares (cost $1,606,485)	1,538,477

Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares (OppMStSCap) 49,570 shares (cost $733,990)	902,178

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer VAF – Main Street Small Cap Fund® – Service Class (OppMStSCapS) 33,955 shares (cost $669,348)	$612,207

Oppenheimer VAF – Main Street® – Service Class (OppMStS) 640,030 shares (cost $11,924,599)	16,243,956

Oppenheimer VAF – Strategic Bond Fund – Service Class (OppStratBdS) 3,672,133 shares (cost $18,955,428)	20,747,553

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc) 38,368 shares (cost $957,892)	887,058

Putnam VT – International Equity Fund – IB Shares (PVTIntlEq) 35,819 shares (cost $575,834)	679,137

Putnam VT – Small Cap Value Fund – IB Shares (PVTSmCapV) 23,566 shares (cost $507,614)	441,854

Putnam VT – Voyager Fund – IB Shares (PVTVoygr) 26,568 shares (cost $701,334)	843,009

STI Classic Variable Trust – Large Cap Core Equity Fund (STILgCapEq) 5,275 shares (cost $58,502)	64,993

STI Classic Variable Trust – Large Cap Growth Stock Fund (STILgCapGr) 6,057 shares (cost $95,973)	110,670

STI Classic Variable Trust – Large Cap Value Equity Fund (STILgCapVal) 7,744 shares (cost $115,542)	139,318

STI Classic Variable Trust – Mid-Cap Core Equity Fund (STIMidCapEq) 7,023 shares (cost $78,318)	85,472

STI Classic Variable Trust – Small Cap Value Equity Fund (STISmCapVal) 8,434 shares (cost $136,322)	107,701

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro) 12,690 shares (cost $310,392)	387,040

Van Kampen LIT – Comstock Portfolio – Class II (VKLCom2) 1,271,515 shares (cost $16,622,924)	17,546,900

Van Kampen LIT – Strategic Growth Portfolio – Class II (VKLStratGro2) 154,513 shares (cost $3,850,022)	5,143,748

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKUCorPlus2) 169,439 shares (cost $1,916,351)	1,945,162

Van Kampen UIF – U.S. Real Estate Portfolio – Class II (VKUUSRE2) 182,483 shares (cost $4,989,780)	3,981,783

Total investments	1,498,611,332

Accounts receivable	–

Total assets	1,498,611,332

Accounts payable	75,123

Contract owners’ equity (note 4)	$1,498,536,209

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMBValue2	AIMCapAp2	AIMCapDev	AIMCapDev2	AIMCoreEq	AIMCoreEq2	AIMIntGr2
Reinvested dividends	$34,237,996	43,178	–	–	–	7,008	18,378	5,453
Mortality and expense risk charges (note 2)	(20,535,716)	(184,708)	(41,507)	(2,896)	(9,497)	(6,726)	(31,740)	(19,397)

Net investment income (loss)	13,702,280	(141,530)	(41,507)	(2,896)	(9,497)	282	(13,362)	(13,944)

Proceeds from mutual fund shares sold	476,785,564	3,324,728	735,797	60,049	467,345	90,757	1,272,863	573,495
Cost of mutual fund shares sold	(400,100,860)	(2,201,118)	(488,941)	(33,784)	(419,807)	(80,085)	(1,118,599)	(265,929)

Realized gain (loss) on investments	76,684,704	1,123,610	246,856	26,265	47,538	10,672	154,264	307,566
Change in unrealized gain (loss) on investments	(38,420,654)	(1,604,275)	106,874	(20,807)	(60,222)	30,426	26,628	(78,534)

Net gain (loss) on investments	38,264,050	(480,665)	353,730	5,458	(12,684)	41,098	180,892	229,032

Reinvested capital gains	78,954,252	725,911	–	20,258	61,503	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$130,920,582	103,716	312,223	22,820	39,322	41,380	167,530	215,088

Investment activity:	AIMMidCpCor	AlVGrIncB	AlVIntlValB	AlVLrgCpGrB	AlVSmMdCpB	DryIPSmCap	DryStkIx	DryStklxS
Reinvested dividends	$1,832	113,855	60,750	–	91,772	4,531	42,919	75,966
Mortality and expense risk charges (note 2)	(9,478)	(127,134)	(77,689)	(36,638)	(165,619)	(13,081)	(29,360)	(69,130)

Net investment income (loss)	(7,646)	(13,279)	(16,939)	(36,638)	(73,847)	(8,550)	13,559	6,836

Proceeds from mutual fund shares sold	136,381	2,148,394	1,825,164	605,056	3,374,184	210,562	571,949	1,437,867
Cost of mutual fund shares sold	(94,723)	(1,518,123)	(876,254)	(417,833)	(1,968,916)	(128,954)	(393,317)	(1,102,853)

Realized gain (loss) on investments	41,658	630,271	948,910	187,223	1,405,268	81,608	178,632	335,014
Change in unrealized gain (loss) on investments	24,765	(745,848)	(862,673)	162,669	(2,002,880)	(133,712)	(90,211)	(156,176)

Net gain (loss) on investments	66,423	(115,577)	86,237	349,892	(597,612)	(52,104)	88,421	178,838

Reinvested capital gains	11,952	468,336	227,701	–	858,343	48,666	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$70,729	339,480	296,999	313,254	186,884	(11,988)	101,980	185,674

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FedAmLeadS	FedCapApS	FedHiIncS	FedIntEq	FedMidCpGr2	FedQualBd	FedQualBdS	FidVIPEI
Reinvested dividends	$31,149	14,434	914,082	411	–	151,955	629,140	505,308
Mortality and expense risk charges (note 2)	(31,275)	(34,362)	(158,068)	(2,555)	(9,933)	(36,991)	(172,029)	(444,885)

Net investment income (loss)	(126)	(19,928)	756,014	(2,144)	(9,933)	114,964	457,111	60,423

Proceeds from mutual fund shares sold	574,348	461,233	4,493,480	14,552	251,815	483,131	4,721,439	9,085,507
Cost of mutual fund shares sold	(507,759)	(307,391)	(4,615,135)	(8,566)	(135,116)	(511,621)	(5,019,492)	(7,197,048)

Realized gain (loss) on investments	66,589	153,842	(121,655)	5,986	116,699	(28,490)	(298,053)	1,888,459
Change in unrealized gain (loss) on investments	(606,003)	76,599	(389,443)	14,647	21,660	43,031	318,107	(3,811,017)

Net gain (loss) on investments	(539,414)	230,441	(511,098)	20,633	138,359	14,541	20,054	(1,922,558)

Reinvested capital gains	278,351	–	–	–	–	–	–	2,227,382

Net increase (decrease) in contract owners’ equity resulting from operations	$(261,189)	210,513	244,916	18,489	128,426	129,505	477,165	365,247

Investment activity:	FidVIPEIS	FidVIPEIS2	FidVIPGr	FidVIPGrS	FidVIPGrS2	FidVIPHI	FidVIPHIR	FidVIPHIS
Reinvested dividends	$391,453	762,531	205,156	165,214	111,126	1,397,032	150,985	686,936
Mortality and expense risk charges (note 2)	(267,129)	(658,598)	(336,954)	(247,753)	(338,039)	(280,369)	(12,034)	(99,425)

Net investment income (loss)	124,324	103,933	(131,798)	(82,539)	(226,913)	1,116,663	138,951	587,511

Proceeds from mutual fund shares sold	8,964,076	9,505,904	7,571,800	9,339,620	8,865,434	8,559,918	1,311,005	3,963,934
Cost of mutual fund shares sold	(7,595,168)	(6,355,106)	(8,204,758)	(11,917,906)	(5,140,755)	(8,834,454)	(1,306,155)	(3,589,896)

Realized gain (loss) on investments	1,368,908	3,150,798	(632,958)	(2,578,286)	3,724,679	(274,536)	4,850	374,038
Change in unrealized gain (loss) on investments	(2,950,580)	(6,793,884)	6,115,382	8,246,780	2,600,783	(487,666)	(142,800)	(753,681)

Net gain (loss) on investments	(1,581,672)	(3,643,086)	5,482,424	5,668,494	6,325,462	(762,202)	(137,950)	(379,643)

Reinvested capital gains	1,837,971	3,841,195	19,488	19,747	17,445	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$380,623	302,042	5,370,114	5,605,702	6,115,994	354,461	1,001	207,868

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPHIS2	FidVIPHIS2R	FidVIPHISR	FidVIPMMkt	FidVIPOv	FidVIPOvS	FidVIPOvS2	FidVIPOvS2R
Reinvested dividends	$1,093,755	189,657	44,857	1,301,650	912,997	292,058	246,602	244,092
Mortality and expense risk charges (note 2)	(212,299)	(14,205)	(2,320)	(323,644)	(394,099)	(94,087)	(106,714)	(97,382)

Net investment income (loss)	881,456	175,452	42,537	978,006	518,898	197,971	139,888	146,710

Proceeds from mutual fund shares sold	6,945,649	501,434	204,115	27,616,913	7,815,928	3,727,746	2,490,438	2,134,943
Cost of mutual fund shares sold	(6,917,334)	(508,916)	(207,807)	(27,616,913)	(5,518,032)	(2,084,697)	(1,347,376)	(1,449,604)

Realized gain (loss) on investments	28,315	(7,482)	(3,692)	–	2,297,896	1,643,049	1,143,062	685,339
Change in unrealized gain (loss) on investments	(628,819)	(186,797)	(43,362)	–	(688,223)	(1,115,079)	(610,903)	(277,699)

Net gain (loss) on investments	(600,504)	(194,279)	(47,054)	–	1,609,673	527,970	532,159	407,640

Reinvested capital gains	–	–	–	–	1,940,983	703,656	614,194	473,783

Net increase (decrease) in contract owners’ equity resulting from operations	$280,952	(18,827)	(4,517)	978,006	4,069,554	1,429,597	1,286,241	1,028,133

Investment activity:	FidVIPOvSR	FidVIPVal	FidVIPVal2	FidVIPAMGr	FidVIPAMGrS	FidVIPAMGrS2	FidVIPAM	FidVIPAMS
Reinvested dividends	$43,836	2,886	5,084	129,346	108,476	70,732	274,077	209,487
Mortality and expense risk charges (note 2)	(14,326)	(5,781)	(18,654)	(43,193)	(25,883)	(24,231)	(62,762)	(35,750)

Net investment income (loss)	29,510	(2,895)	(13,570)	86,153	82,593	46,501	211,315	173,737

Proceeds from mutual fund shares sold	392,348	102,674	629,397	1,070,260	660,432	699,248	852,578	1,236,211
Cost of mutual fund shares sold	(258,834)	(77,870)	(410,785)	(936,955)	(669,162)	(612,722)	(668,072)	(1,161,071)

Realized gain (loss) on investments	133,514	24,804	218,612	133,305	(8,730)	86,526	184,506	75,140
Change in unrealized gain (loss) on investments	(56,027)	(69,153)	(316,669)	273,189	350,592	171,098	58,968	124,011

Net gain (loss) on investments	77,487	(44,349)	(98,057)	406,494	341,862	257,624	243,474	199,151

Reinvested capital gains	92,273	55,360	130,508	–	–	–	127,362	106,535

Net increase (decrease) in contract owners’ equity resulting from operations	$199,270	8,116	18,881	492,647	424,455	304,125	582,151	479,423

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPAMS2	FidVIPCon	FidVIPConS	FidVIPConS2	FidVIPIdx500	FidVIPIGBd	FidVIPAgGrS	FidVIPAgGrS2
Reinvested dividends	$175,304	433,877	280,519	432,034	2,034,605	1,704,657	–	–
Mortality and expense risk charges (note 2)	(38,716)	(711,458)	(377,349)	(800,197)	(698,290)	(456,376)	(693)	(42,994)

Net investment income (loss)	136,588	(277,581)	(96,830)	(368,163)	1,336,315	1,248,281	(693)	(42,994)

Proceeds from mutual fund shares sold	1,099,379	15,658,639	13,675,298	11,563,401	21,758,060	17,638,400	61,642	734,656
Cost of mutual fund shares sold	(992,949)	(12,031,669)	(10,383,780)	(6,304,060)	(17,110,367)	(18,778,164)	(52,145)	(570,445)

Realized gain (loss) on investments	106,430	3,626,970	3,291,518	5,259,341	4,647,693	(1,139,764)	9,497	164,211
Change in unrealized gain (loss) on investments	71,518	(7,489,891)	(5,974,120)	(10,780,714)	(3,326,398)	958,049	(6,904)	13,607

Net gain (loss) on investments	177,948	(3,862,921)	(2,682,602)	(5,521,373)	1,321,295	(181,715)	2,593	177,818

Reinvested capital gains	92,914	11,622,607	8,411,302	14,781,163	–	–	7,104	298,482

Net increase (decrease) in contract owners’ equity resulting from operations	$407,450	7,482,105	5,631,870	8,891,627	2,657,610	1,066,566	9,004	433,306

Investment activity:	FidVIPBal	FidVIPBalS	FidVIPBalS2	FidVIPDyCapS	FidVIPDyCapS2	FidVIPGrIn	FidVIPGrInS	FidVIPGrInS2
Reinvested dividends	$1,048,947	291,589	230,950	1,081	4,651	255,888	301,097	216,701
Mortality and expense risk charges (note 2)	(448,171)	(94,473)	(98,860)	(5,872)	(56,401)	(196,776)	(179,978)	(202,592)

Net investment income (loss)	600,776	197,116	132,090	(4,791)	(51,750)	59,112	121,119	14,109

Proceeds from mutual fund shares sold	6,886,187	3,356,534	1,879,681	497,903	1,183,744	4,151,159	6,759,090	4,051,134
Cost of mutual fund shares sold	(6,652,796)	(2,842,179)	(1,609,694)	(372,677)	(712,519)	(3,733,309)	(6,216,334)	(3,132,447)

Realized gain (loss) on investments	233,391	514,355	269,987	125,226	471,225	417,850	542,756	918,687
Change in unrealized gain (loss) on investments	255,661	(356,688)	(145,366)	(132,081)	(656,224)	360,228	443,153	6,663

Net gain (loss) on investments	489,052	157,667	124,621	(6,855)	(184,999)	778,078	985,909	925,350

Reinvested capital gains	1,276,761	400,353	316,259	52,598	449,687	602,074	820,943	672,887

Net increase (decrease) in contract owners’ equity resulting from operations	$2,366,589	755,136	572,970	40,952	212,938	1,439,264	1,927,971	1,612,346

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPGrOp	FidVIPGrOpS	FidVIPGrOpS2	FidVIPMCap	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
Reinvested dividends	$–	–	–	42,834	126,262	302,233	4,460	42,018
Mortality and expense risk charges (note 2)	(1,032,755)	(197,399)	(59,139)	(62,857)	(175,007)	(816,300)	(6,358)	(96,734)

Net investment income (loss)	(1,032,755)	(197,399)	(59,139)	(20,023)	(48,745)	(514,067)	(1,898)	(54,716)

Proceeds from mutual fund shares sold	19,274,831	7,824,753	1,979,371	1,168,844	6,732,606	14,776,486	135,042	4,125,247
Cost of mutual fund shares sold	(20,707,337)	(8,442,513)	(1,501,977)	(588,819)	(3,733,900)	(7,980,437)	(107,671)	(4,026,468)

Realized gain (loss) on investments	(1,432,506)	(617,760)	477,394	580,025	2,998,706	6,796,049	27,371	98,779
Change in unrealized gain (loss) on investments	16,735,823	4,761,749	572,067	(367,789)	(2,281,935)	(3,870,592)	(59,821)	(495,937)

Net gain (loss) on investments	15,303,317	4,143,989	1,049,461	212,236	716,771	2,925,457	(32,450)	(397,158)

Reinvested capital gains	–	–	–	438,000	1,745,864	5,848,772	57,523	788,054

Net increase (decrease) in contract owners’ equity resulting from operations	$14,270,562	3,946,590	990,322	630,213	2,413,890	8,260,162	23,175	336,180

Investment activity:	FrVIPForSec	FrVIPRisDiv	JAspRMgCore	MFSInvGrStS	MFSMidCapGrS	MFSNewDiscS	MFSValueS	MTBLgCapGr
Reinvested dividends	$12,743	78,029	2,205	4,013	–	–	90,770	9,666
Mortality and expense risk charges (note 2)	(6,510)	(35,271)	(9,561)	(65,297)	(88,205)	(50,938)	(144,942)	(30,301)

Net investment income (loss)	6,233	42,758	(7,356)	(61,284)	(88,205)	(50,938)	(54,172)	(20,635)

Proceeds from mutual fund shares sold	52,854	416,197	604,802	889,328	1,406,018	2,186,842	4,111,824	456,968
Cost of mutual fund shares sold	(30,196)	(275,917)	(584,815)	(616,755)	(1,079,241)	(1,558,494)	(2,714,287)	(347,360)

Realized gain (loss) on investments	22,658	140,280	19,987	272,573	326,777	628,348	1,397,537	109,608
Change in unrealized gain (loss) on investments	22,718	(329,289)	29,076	225,275	45,719	(805,103)	(894,316)	(69,299)

Net gain (loss) on investments	45,376	(189,009)	49,063	497,848	372,496	(176,755)	503,221	40,309

Reinvested capital gains	26,387	44,218	4,776	–	245,678	309,699	182,071	182,166

Net increase (decrease) in contract owners’ equity resulting from operations	$77,996	(102,033)	46,483	436,564	529,969	82,006	631,120	201,840

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	MTBLgCapV	MTBModGr	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2	NVITFHiInc3
Reinvested dividends	$37,939	625,960	122,371	134,018	78,096	4,566	13,175	9,748
Mortality and expense risk charges (note 2)	(43,317)	(355,227)	(69,331)	(21,113)	(33,140)	(1,485)	(29,923)	(1,717)

Net investment income (loss)	(5,378)	270,733	53,040	112,905	44,956	3,081	(16,748)	8,031

Proceeds from mutual fund shares sold	470,220	3,504,585	1,190,782	651,565	855,840	151,186	560,481	64,462
Cost of mutual fund shares sold	(291,272)	(2,863,563)	(1,046,038)	(629,625)	(710,930)	(153,518)	(483,458)	(63,672)

Realized gain (loss) on investments	178,948	641,022	144,744	21,940	144,910	(2,332)	77,023	790
Change in unrealized gain (loss) on investments	(277,739)	(113,136)	(54,259)	(111,266)	99,428	(11,320)	176,490	(6,019)

Net gain (loss) on investments	(98,791)	527,886	90,485	(89,326)	244,338	(13,652)	253,513	(5,229)

Reinvested capital gains	122,937	933,072	3,042	–	–	–	776	–

Net increase (decrease) in contract owners’ equity resulting from operations	$18,768	1,731,691	146,567	23,579	289,294	(10,571)	237,541	2,802

Investment activity:	NVITEmMrkts2	NVITEmMrkts6	NVITGvtBd	NVITIntVal3	NVITIntVal6	NVITIDAgg2	NVITIDCon2	NVITIDMod2
Reinvested dividends	$12,417	75,627	948,989	8,130	134,137	438,200	1,004,962	4,084,772
Mortality and expense risk charges (note 2)	(35,310)	(162,794)	(272,946)	(4,898)	(86,017)	(318,591)	(377,428)	(2,075,815)

Net investment income (loss)	(22,893)	(87,167)	676,043	3,232	48,120	119,609	627,534	2,008,957

Proceeds from mutual fund shares sold	800,610	5,950,025	5,935,831	165,098	2,010,180	3,766,616	10,762,985	26,148,352
Cost of mutual fund shares sold	(439,664)	(4,234,634)	(6,307,443)	(138,633)	(1,680,707)	(2,596,019)	(10,344,206)	(18,157,283)

Realized gain (loss) on investments	360,946	1,715,391	(371,612)	26,465	329,473	1,170,597	418,779	7,991,069
Change in unrealized gain (loss) on investments	385,176	1,382,103	900,985	(48,206)	(780,478)	(1,020,982)	(539,167)	(5,766,525)

Net gain (loss) on investments	746,122	3,097,494	529,373	(21,741)	(451,005)	149,615	(120,388)	2,224,544

Reinvested capital gains	311,453	1,307,143	–	26,635	485,051	736,982	673,591	2,441,097

Net increase (decrease) in contract owners’ equity resulting from operations	$1,034,682	4,317,470	1,205,416	8,126	82,166	1,006,206	1,180,737	6,674,598

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITIDModAg2	NVITIDModCon2	NVITMdCpGr2	NVITMidCap	NVITMidCap2	NVITMyMkt	NVITSmCapGr2	NVITSmCapVal
Reinvested dividends	$1,523,782	1,507,519	–	18,271	103,134	1,645,636	–	7,862
Mortality and expense risk charges (note 2)	(917,300)	(656,475)	(6,320)	(15,663)	(111,141)	(448,928)	(41,019)	(7,965)

Net investment income (loss)	606,482	851,044	(6,320)	2,608	(8,007)	1,196,708	(41,019)	(103)

Proceeds from mutual fund shares sold	9,704,414	10,319,301	716,241	204,231	2,483,439	22,119,137	1,128,372	123,193
Cost of mutual fund shares sold	(6,282,333)	(8,955,605)	(692,037)	(142,404)	(1,940,851)	(22,119,137)	(838,260)	(114,262)

Realized gain (loss) on investments	3,422,081	1,363,696	24,204	61,827	542,588	–	290,112	8,931
Change in unrealized gain (loss) on investments	(2,199,185)	(1,254,249)	6,739	(16,761)	(223,105)	–	(4,472)	(146,717)

Net gain (loss) on investments	1,222,896	109,447	30,943	45,066	319,483	–	285,640	(137,786)

Reinvested capital gains	1,314,062	1,312,609	–	38,873	239,934	–	–	87,358

Net increase (decrease) in contract owners’ equity resulting from operations	$3,143,440	2,273,100	24,623	86,547	551,410	1,196,708	244,621	(50,531)

Investment activity:	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund2	NBTARegS	NBTSocRes	OppCapApS	OppGlSec3
Reinvested dividends	$67,856	799	–	483	912	522	1,495	9,882
Mortality and expense risk charges (note 2)	(106,037)	(10,599)	(86,115)	(606)	(6,160)	(8,620)	(201,650)	(8,887)

Net investment income (loss)	(38,181)	(9,800)	(86,115)	(123)	(5,248)	(8,098)	(200,155)	995

Proceeds from mutual fund shares sold	3,030,736	250,779	1,957,543	1,498	553,407	819,971	2,795,670	99,345
Cost of mutual fund shares sold	(3,026,166)	(204,364)	(1,881,614)	(1,277)	(545,761)	(722,513)	(1,901,978)	(72,327)

Realized gain (loss) on investments	4,570	46,415	75,929	221	7,646	97,458	893,692	27,018
Change in unrealized gain (loss) on investments	(1,436,259)	(142,691)	(833,635)	(1,185)	(11,351)	(51,485)	1,111,698	(28,094)

Net gain (loss) on investments	(1,431,689)	(96,276)	(757,706)	(964)	(3,705)	45,973	2,005,390	(1,076)

Reinvested capital gains	892,763	119,377	908,974	2,708	5,914	1,962	–	35,976

Net increase (decrease) in contract owners’ equity resulting from operations	$(577,107)	13,301	65,153	1,621	(3,039)	39,837	1,805,235	35,895

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	OppGlSec4	OppGlSec	OppGlSecS	OppHighInc3	OppHighInc	OppMStSCap	OppMStSCapS	OppMStS
Reinvested dividends	$121,826	11,225	105,987	–	152,608	3,493	563	149,006
Mortality and expense risk charges (note 2)	(144,781)	(8,996)	(109,820)	(1,435)	(21,120)	(11,798)	(7,593)	(230,000)

Net investment income (loss)	(22,955)	2,229	(3,833)	(1,435)	131,488	(8,305)	(7,030)	(80,994)

Proceeds from mutual fund shares sold	2,982,037	94,941	2,018,516	10,067	684,650	211,460	497,647	2,884,116
Cost of mutual fund shares sold	(2,288,905)	(52,566)	(1,127,314)	(10,362)	(668,466)	(109,368)	(473,565)	(1,647,007)

Realized gain (loss) on investments	693,132	42,375	891,202	(295)	16,184	102,092	24,082	1,237,109
Change in unrealized gain (loss) on investments	(717,211)	(42,462)	(892,818)	(8,081)	(155,732)	(152,246)	(78,062)	(607,993)

Net gain (loss) on investments	(24,079)	(87)	(1,616)	(8,376)	(139,548)	(50,154)	(53,980)	629,116

Reinvested capital gains	529,971	40,802	443,241	–	–	37,246	12,186	–

Net increase (decrease) in contract owners’ equity resulting from operations	$482,937	42,944	437,792	(9,811)	(8,060)	(21,213)	(48,824)	548,122

Investment activity:	OppStratBdS	PVTGroInc	PVTIntlEq	PVTSmCapV	PVTVoygr	STIIntlEq	STIInvGrBd	STILgCapEq
Reinvested dividends	$670,546	12,867	19,450	3,236	–	14	154	823
Mortality and expense risk charges (note 2)	(261,550)	(12,984)	(8,068)	(6,226)	(11,416)	(6)	(31)	(971)

Net investment income (loss)	408,996	(117)	11,382	(2,990)	(11,416)	8	123	(148)

Proceeds from mutual fund shares sold	5,751,594	329,042	57,482	138,159	154,276	2,744	7,075	7,858
Cost of mutual fund shares sold	(5,210,728)	(288,044)	(40,104)	(77,956)	(122,461)	(2,002)	(7,171)	(5,650)

Realized gain (loss) on investments	540,866	40,998	17,378	60,203	31,815	742	(96)	2,208
Change in unrealized gain (loss) on investments.	628,658	(255,293)	(67,758)	(192,695)	14,970	(901)	34	(6,170)

Net gain (loss) on investments	1,169,524	(214,295)	(50,380)	(132,492)	46,785	(159)	(62)	(3,962)

Reinvested capital gains	–	147,855	84,199	64,711	–	281	–	4,116

Net increase (decrease) in contract owners’ equity resulting from operations	$1,578,520	(66,557)	45,201	(70,771)	35,369	130	61	6

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	STILgCapGr	STILgCapVal	STIMidCapEq	STISmCapVal	DrySRGro	VKLCom2	VKLStratGro2	VKUCorPlus2
Reinvested dividends	$581	2,741	250	955	2,144	338,267	–	88,385
Mortality and expense risk charges (note 2)	(2,589)	(2,825)	(1,872)	(1,148)	(4,454)	(268,928)	(70,210)	(29,021)

Net investment income (loss)	(2,008)	(84)	(1,622)	(193)	(2,310)	69,339	(70,210)	59,364

Proceeds from mutual fund shares sold	202,069	161,034	112,804	25,544	65,415	5,176,744	1,121,837	1,353,164
Cost of mutual fund shares sold	(177,936)	(112,645)	(78,548)	(23,902)	(49,846)	(3,838,600)	(766,193)	(1,368,089)

Realized gain (loss) on investments	24,133	48,389	34,256	1,642	15,569	1,338,144	355,644	(14,925)
Change in unrealized gain (loss) on investments	(8,834)	(38,087)	(35,458)	(26,197)	11,650	(2,457,488)	421,832	41,886

Net gain (loss) on investments	15,299	10,302	(1,202)	(24,555)	27,219	(1,119,344)	777,476	26,961

Reinvested capital gains	6,343	–	13,430	25,202	–	469,378	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$19,634	10,218	10,606	454	24,909	(580,627)	707,266	86,325

Investment activity:	VKUUSRE2
Reinvested dividends	$52,336
Mortality and expense risk charges (note 2)	(78,238)

Net investment income (loss)	(25,902)

Proceeds from mutual fund shares sold	4,260,173
Cost of mutual fund shares sold	(3,378,445)

Realized gain (loss) on investments	881,728
Change in unrealized gain (loss) on investments	(2,322,436)

Net gain (loss) on investments	(1,440,708)

Reinvested capital gains	485,757

Net increase (decrease) in contract owners’ equity resulting from operations	$(980,853)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMBValue2		AIMCapAp2		AIMCapDev
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$13,702,280	12,523,422	(141,530)	(184,021)	(41,507)	(42,546)	(2,896)	(2,597)
Realized gain (loss) on investments	76,684,704	33,357,396	1,123,610	1,312,607	246,856	140,877	26,265	18,662
Change in unrealized gain (loss) on investments	(38,420,654)	59,982,481	(1,604,275)	(180,102)	106,874	41,409	(20,807)	10,967
Reinvested capital gains	78,954,252	57,493,885	725,911	637,346	–	–	20,258	4,191

Net increase (decrease) in contract owners’ equity resulting from operations	130,920,582	163,357,184	103,716	1,585,830	312,223	139,740	22,820	31,223

Equity transactions:
Purchase payments received from contract owners (note 3)	41,477,773	52,106,118	284,833	354,722	77,785	34,972	6,078	12,972
Transfers between funds	–	–	(1,056,265)	(1,200,600)	(116,480)	(25,679)	(25,295)	(1,856)
Redemptions (note 3)	(335,326,787)	(341,659,011)	(2,053,565)	(2,082,911)	(418,250)	(259,729)	(21,474)	(9,512)
Annuity benefits	(167,097)	(195,740)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(68,722)	(82,391)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,958,056)	(2,245,068)	(18,233)	(22,332)	(5,566)	(4,696)	(500)	(375)
Adjustments to maintain reserves	(61,077)	152,824	(28)	428	(167)	9	(21)	(2)

Net equity transactions	(296,103,966)	(291,923,268)	(2,843,258)	(2,950,693)	(462,678)	(255,123)	(41,212)	1,227

Net change in contract owners’ equity	(165,183,384)	(128,566,084)	(2,739,542)	(1,364,863)	(150,455)	(115,383)	(18,392)	32,450
Contract owners’ equity beginning of period	1,663,719,593	1,792,285,677	15,064,760	16,429,623	3,059,928	3,175,311	242,377	209,927

Contract owners’ equity end of period	$1,498,536,209	1,663,719,593	12,325,218	15,064,760	2,909,473	3,059,928	223,985	242,377

CHANGES IN UNITS:
Beginning units	116,091,828	136,431,377	1,147,537	1,394,538	267,318	290,170	16,306	16,278

Units purchased	20,457,178	20,346,147	60,189	62,804	21,268	17,959	1,102	3,006
Units redeemed	(38,861,404)	(40,685,696)	(268,917)	(309,805)	(58,147)	(40,811)	(3,661)	(2,978)

Ending units	97,687,602	116,091,828	938,809	1,147,537	230,439	267,318	13,747	16,306

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMCapDev2		AIMCoreEq		AIMCoreEq2		AIMIntGr2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(9,497)	(5,371)	282	(804)	(13,362)	(5,743)	(13,944)	(5,450)
Realized gain (loss) on investments	47,538	32,515	10,672	(404)	154,264	(3,516)	307,566	148,839
Change in unrealized gain (loss) on investments	(60,222)	(109)	30,426	48,930	26,628	203,118	(78,534)	263,192
Reinvested capital gains	61,503	8,090	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	39,322	35,125	41,380	47,722	167,530	193,859	215,088	406,581

Equity transactions:
Purchase payments received from contract owners (note 3)	91,981	41,395	7,774	4,661	55,041	94,707	7	–
Transfers between funds	224,709	180,724	393	583,284	(719,964)	2,780,438	(40,180)	(159,860)
Redemptions (note 3)	(107,050)	(22,029)	(48,542)	(11,361)	(525,668)	(125,704)	(509,327)	(161,756)
Annuity benefits	–	–	–	–	(657)	(447)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(117)	(13)	(494)	(103)	(2,329)	(338)	(4,682)	(2,913)
Adjustments to maintain reserves	(47)	69	(46)	15	729	11,668	26	203

Net equity transactions	209,476	200,146	(40,915)	576,496	(1,192,848)	2,760,324	(554,156)	(324,326)

Net change in contract owners’ equity	248,798	235,271	465	624,218	(1,025,318)	2,954,183	(339,068)	82,255
Contract owners’ equity beginning of period	487,463	252,192	624,218	–	2,954,183	–	1,774,544	1,692,289

Contract owners’ equity end of period	$736,261	487,463	624,683	624,218	1,928,865	2,954,183	1,435,476	1,774,544

CHANGES IN UNITS:
Beginning units	32,190	19,368	57,148	–	272,774	–	91,233	110,019

Units purchased	46,581	42,859	3,817	60,058	9,868	294,001	675	–
Units redeemed	(34,393)	(30,037)	(7,524)	(2,910)	(115,470)	(21,227)	(26,515)	(18,786)

Ending units	44,378	32,190	53,441	57,148	167,172	272,774	65,393	91,233

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMMidCpCor		AIMPreEq		AIMPreEq2		AlVGrIncB
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(7,646)	(1,048)	–	3,988	–	5,907	(13,279)	(15,980)
Realized gain (loss) on investments	41,658	27,109	–	103,590	–	496,855	630,271	626,982
Change in unrealized gain (loss) on investments	24,765	(31,440)	–	(78,845)	–	(399,237)	(745,848)	260,447
Reinvested capital gains	11,952	85,445	–	–	–	–	468,336	514,354

Net increase (decrease) in contract owners’ equity resulting from operations	70,729	80,066	–	28,733	–	103,525	339,480	1,385,803

Equity transactions:
Purchase payments received from contract owners (note 3)	9,104	14,598	–	55	–	13,398	84,332	258,248
Transfers between funds	(81,655)	(22,282)	–	(577,015)	–	(2,156,611)	(504,647)	(369,243)
Redemptions (note 3)	(43,589)	(23,462)	–	(6,931)	–	(21,387)	(1,417,968)	(1,206,788)
Annuity benefits	–	–	–	–	–	(147)	(667)	(603)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(517)	(63)	–	(180)	–	(490)	(9,569)	(29,389)
Adjustments to maintain reserves	1	(30)	–	(38)	–	(1,191)	494	1,029

Net equity transactions	(116,656)	(31,239)	–	(584,109)	–	(2,166,428)	(1,848,025)	(1,346,746)

Net change in contract owners’ equity	(45,927)	48,827	–	(555,376)	–	(2,062,903)	(1,508,545)	39,057
Contract owners’ equity beginning of period	871,512	822,685	–	555,376	–	2,062,903	10,081,169	10,042,112

Contract owners’ equity end of period	$825,585	871,512	–	–	–	–	8,572,624	10,081,169

CHANGES IN UNITS:
Beginning units	61,022	63,405	–	50,633	–	210,269	735,403	845,191

Units purchased	1,022	3,822	–	5	–	1,792	35,299	62,581
Units redeemed	(8,721)	(6,205)	–	(50,638)	–	(212,061)	(166,058)	(172,369)

Ending units	53,323	61,022	–	–	–	–	604,644	735,403

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AlVIntlValB		AlVLrgCpGrB		AlVSmMdCpB		DryIPSmCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(16,939)	4,248	(36,638)	(40,456)	(73,847)	(140,007)	(8,550)	(8,644)
Realized gain (loss) on investments	948,910	602,270	187,223	241,703	1,405,268	1,174,867	81,608	58,020
Change in unrealized gain (loss) on investments	(862,673)	1,192,940	162,669	(277,391)	(2,002,880)	(341,991)	(133,712)	68,916
Reinvested capital gains	227,701	123,921	–	–	858,343	926,462	48,666	26,869

Net increase (decrease) in contract owners’ equity resulting from operations	296,999	1,923,379	313,254	(76,144)	186,884	1,619,331	(11,988)	145,161

Equity transactions:
Purchase payments received from contract owners (note 3)	1,055	4,474	91,922	76,234	187,965	281,513	2,722	66,249
Transfers between funds	(343,430)	(621,582)	(69,449)	(344,308)	(920,342)	(584,302)	(135,183)	(47,702)
Redemptions (note 3)	(1,392,268)	(577,166)	(307,067)	(381,955)	(1,873,339)	(1,601,757)	(50,624)	(55,363)
Annuity benefits	–	–	–	–	(739)	(668)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(13,060)	(5,876)	(4,418)	(12,333)	(17,010)	(18,642)	(1,295)	(1,527)
Adjustments to maintain reserves	37	1,468	(46)	132	(1,038)	1,509	(59)	31

Net equity transactions	(1,747,666)	(1,198,682)	(289,058)	(662,230)	(2,624,503)	(1,922,347)	(184,439)	(38,312)

Net change in contract owners’ equity	(1,450,667)	724,697	24,196	(738,374)	(2,437,619)	(303,016)	(196,427)	106,849
Contract owners’ equity beginning of period	6,873,247	6,148,550	2,803,216	3,541,590	13,190,958	13,493,974	1,210,663	1,103,814

Contract owners’ equity end of period	$5,422,580	6,873,247	2,827,412	2,803,216	10,753,339	13,190,958	1,014,236	1,210,663

CHANGES IN UNITS:
Beginning units	271,312	323,653	261,485	324,021	750,612	865,217	75,679	78,129

Units purchased	1,527	359	30,736	27,345	61,790	76,498	1,130	6,929
Units redeemed	(67,373)	(52,700)	(56,981)	(89,881)	(201,764)	(191,103)	(12,149)	(9,379)

Ending units	205,466	271,312	235,240	261,485	610,638	750,612	64,660	75,679

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryStkIx		DryStklxS		FedAmLeadS		FedCapApS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$13,559	11,680	6,836	5,421	(126)	1,062	(19,928)	(18,670)
Realized gain (loss) on investments	178,632	212,557	335,014	139,006	66,589	97,909	153,842	104,543
Change in unrealized gain (loss) on investments	(90,211)	91,744	(156,176)	499,989	(606,003)	(63,167)	76,599	251,428
Reinvested capital gains	–	–	–	–	278,351	331,996	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	101,980	315,981	185,674	644,416	(261,189)	367,800	210,513	337,301

Equity transactions:
Purchase payments received from contract owners (note 3)	66,179	143,390	101,847	256,716	65,722	77,201	78,039	56,285
Transfers between funds	(68,930)	(196,748)	(123,282)	(10,846)	(145,875)	(122,188)	(65,093)	(79,956)
Redemptions (note 3)	(106,122)	(82,183)	(688,185)	(493,845)	(320,855)	(279,990)	(278,721)	(232,095)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,167)	(2,104)	(5,229)	(8,736)	(4,481)	(8,435)	(3,583)	(3,473)
Adjustments to maintain reserves	37	142	32	180	(112)	19	(61)	115

Net equity transactions	(110,003)	(137,503)	(714,817)	(256,531)	(405,601)	(333,393)	(269,419)	(259,124)

Net change in contract owners’ equity	(8,023)	178,478	(529,143)	387,885	(666,790)	34,407	(58,906)	78,177
Contract owners’ equity beginning of period	2,458,545	2,280,067	5,302,944	4,915,059	2,731,670	2,697,263	2,577,261	2,499,084

Contract owners’ equity end of period	$2,450,522	2,458,545	4,773,801	5,302,944	2,064,880	2,731,670	2,518,355	2,577,261

CHANGES IN UNITS:
Beginning units	185,956	196,318	341,893	360,175	209,203	237,603	213,327	236,385

Units purchased	31,446	46,771	53,262	74,586	15,731	16,645	17,710	12,809
Units redeemed	(38,785)	(57,133)	(98,177)	(92,868)	(47,394)	(45,045)	(38,417)	(35,867)

Ending units	178,617	185,956	296,978	341,893	177,540	209,203	192,620	213,327

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedHiIncS		FedIntEq		FedMidCpGr2		FedQualBd
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$756,014	848,472	(2,144)	(1,862)	(9,933)	(9,528)	114,964	93,231
Realized gain (loss) on investments	(121,655)	(25,705)	5,986	995	116,699	45,210	(28,490)	(24,356)
Change in unrealized gain (loss) on investments	(389,443)	259,186	14,647	35,028	21,660	15,700	43,031	26,644
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	244,916	1,081,953	18,489	34,161	128,426	51,382	129,505	95,519

Equity transactions:
Purchase payments received from contract owners (note 3)	691,789	305,493	–	–	22,137	21,437	112,290	128,916
Transfers between funds	(1,066,559)	471,246	(9,988)	–	(22,996)	39,515	209,149	(85,178)
Redemptions (note 3)	(1,675,675)	(1,686,625)	(1,973)	(533)	(102,003)	(54,761)	(349,470)	(213,324)
Annuity benefits	–	–	–	–	(2,766)	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(24,604)	(24,369)	(25)	–	(180)	(1,218)	(4,991)	(6,365)
Adjustments to maintain reserves	24	825	(6)	8	119	74	(55)	(40)

Net equity transactions	(2,075,025)	(933,430)	(11,992)	(525)	(105,689)	5,047	(33,077)	(175,991)

Net change in contract owners’ equity	(1,830,109)	148,523	6,497	33,636	22,737	56,429	96,428	(80,472)
Contract owners’ equity beginning of period	12,509,632	12,361,109	227,795	194,159	843,482	787,053	3,265,829	3,346,301

Contract owners’ equity end of period	$10,679,523	12,509,632	234,292	227,795	866,219	843,482	3,362,257	3,265,829

CHANGES IN UNITS:
Beginning units	875,905	944,507	15,736	15,775	55,039	54,951	279,545	295,088

Units purchased	217,013	297,058	–	–	7,127	6,713	41,683	27,452
Units redeemed	(359,011)	(365,660)	(801)	(39)	(14,521)	(6,625)	(44,706)	(42,995)

Ending units	733,907	875,905	14,935	15,736	47,645	55,039	276,522	279,545

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedQualBdS		FidVIPEI		FidVIPEIS		FidVIPEIS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$457,111	366,703	60,423	682,883	124,324	663,015	103,933	835,023
Realized gain (loss) on investments	(298,053)	(124,272)	1,888,459	907,138	1,368,908	709,364	3,150,798	1,241,467
Change in unrealized gain (loss) on investments	318,107	124,114	(3,811,017)	144,541	(2,950,580)	278,326	(6,793,884)	343,909
Reinvested capital gains	–	–	2,227,382	4,184,052	1,837,971	3,719,325	3,841,195	6,118,431

Net increase (decrease) in contract owners’ equity resulting from operations	477,165	366,545	365,247	5,918,614	380,623	5,370,030	302,042	8,538,830

Equity transactions:
Purchase payments received from contract owners (note 3)	438,523	638,423	364,702	252,655	195,932	575,558	1,149,912	1,645,635
Transfers between funds	(1,457,906)	546,655	(122,231)	543,704	(1,646,925)	(488,819)	(1,817,107)	(1,544,746)
Redemptions (note 3)	(1,871,947)	(1,717,946)	(7,917,074)	(11,411,844)	(7,122,622)	(9,948,996)	(7,474,301)	(5,627,440)
Annuity benefits	(522)	(520)	(200)	(9,927)	(1,407)	(1,260)	–	–
Annual contract maintenance charges (note 2)	–	–	(5,101)	(5,755)	–	–	–	–
Contingent deferred sales charges (note 2)	(27,572)	(31,910)	(2,043)	(5,311)	(3,743)	(10,375)	(70,203)	(82,097)
Adjustments to maintain reserves	195	(89)	(65)	209	745	1,272	2,115	10,313

Net equity transactions	(2,919,229)	(565,387)	(7,682,012)	(10,636,269)	(8,578,020)	(9,872,620)	(8,209,584)	(5,598,335)

Net change in contract owners’ equity	(2,442,064)	(198,842)	(7,316,765)	(4,717,655)	(8,197,397)	(4,502,590)	(7,907,542)	2,940,495
Contract owners’ equity beginning of period	14,558,220	14,757,062	33,755,176	38,472,831	29,864,999	34,367,589	52,827,666	49,887,171

Contract owners’ equity end of period	$12,116,156	14,558,220	26,438,411	33,755,176	21,667,602	29,864,999	44,920,124	52,827,666

CHANGES IN UNITS:
Beginning units	1,265,396	1,316,031	1,675,332	2,268,978	1,848,034	2,510,246	3,777,054	4,235,309

Units purchased	232,814	248,576	110,143	141,991	58,417	222,140	365,687	370,334
Units redeemed	(483,533)	(299,211)	(475,226)	(735,637)	(563,744)	(884,352)	(944,020)	(828,589)

Ending units	1,014,677	1,265,396	1,310,249	1,675,332	1,342,707	1,848,034	3,198,721	3,777,054

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPGr		FidVIPGrS		FidVIPGrS2		FidVIPHI
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(131,798)	(276,333)	(82,539)	(220,446)	(226,913)	(317,839)	1,116,663	1,396,944
Realized gain (loss) on investments	(632,958)	(5,040,962)	(2,578,286)	(5,954,616)	3,724,679	2,194,932	(274,536)	(69,315)
Change in unrealized gain (loss) on investments	6,115,382	6,754,333	8,246,780	7,840,967	2,600,783	(431,288)	(487,666)	1,021,177
Reinvested capital gains	19,488	–	19,747	–	17,445	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,370,114	1,437,038	5,605,702	1,665,905	6,115,994	1,445,805	354,461	2,348,806

Equity transactions:
Purchase payments received from contract owners (note 3)	186,711	277,696	173,088	362,899	292,273	598,644	46,299	131,429
Transfers between funds	(347,891)	(1,621,135)	(717,410)	(2,066,264)	(115,034)	(2,586,593)	(2,798,640)	(873,581)
Redemptions (note 3)	(6,082,767)	(8,827,479)	(7,987,135)	(10,310,818)	(5,641,173)	(4,496,360)	(4,307,404)	(8,017,429)
Annuity benefits	–	(16,373)	–	–	–	–	(1,821)	(9,146)
Annual contract maintenance charges (note 2)	(5,216)	(6,924)	–	–	–	–	(3,187)	(3,920)
Contingent deferred sales charges (note 2)	(3,584)	(7,693)	(2,747)	(19,703)	(45,345)	(58,314)	(738)	(2,737)
Adjustments to maintain reserves	(242)	520	(119)	(24)	(16,339)	3,239	418	880

Net equity transactions	(6,252,989)	(10,201,388)	(8,534,323)	(12,033,910)	(5,525,618)	(6,539,384)	(7,065,073)	(8,774,504)

Net change in contract owners’ equity	(882,875)	(8,764,350)	(2,928,621)	(10,368,005)	590,376	(5,093,579)	(6,710,612)	(6,425,698)
Contract owners’ equity beginning of period	24,502,919	33,267,269	26,927,897	37,295,902	26,931,305	32,024,884	23,277,936	29,703,634

Contract owners’ equity end of period	$23,620,044	24,502,919	23,999,276	26,927,897	27,521,681	26,931,305	16,567,324	23,277,936

CHANGES IN UNITS:
Beginning units	1,587,272	2,270,865	2,071,785	3,024,143	3,550,271	4,427,606	1,918,167	2,687,632

Units purchased	100,354	51,440	115,110	33,928	1,086,011	217,916	133,156	321,066
Units redeemed	(466,737)	(735,033)	(735,256)	(986,286)	(1,655,669)	(1,095,251)	(704,819)	(1,090,531)

Ending units	1,220,889	1,587,272	1,451,639	2,071,785	2,980,613	3,550,271	1,346,504	1,918,167

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPHIR		FidVIPHIS		FidVIPHIS2		FidVIPHIS2R
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$138,951	–	587,511	750,919	881,456	1,179,977	175,452	–
Realized gain (loss) on investments	4,850	–	374,038	95,038	28,315	377,780	(7,482)	–
Change in unrealized gain (loss) on investments	(142,800)	–	(753,681)	483,927	(628,819)	179,751	(186,797)	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,001	–	207,868	1,329,884	280,952	1,737,508	(18,827)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	22,033	–	46,432	134,226	280,947	423,706	142,867	–
Transfers between funds	2,006,121	–	(798,239)	(815,828)	(3,568,914)	388,812	2,343,913	–
Redemptions (note 3)	(230,930)	–	(3,104,154)	(5,766,038)	(2,939,571)	(2,449,639)	(212,718)	–
Annuity benefits	–	–	(1,220)	(1,169)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	–	(1,130)	(9,080)	(33,545)	(41,251)	(1,281)	–
Adjustments to maintain reserves	97	–	628	695	448	1,629	287	–

Net equity transactions	1,797,321	–	(3,857,683)	(6,457,194)	(6,260,635)	(1,676,743)	2,273,068	–

Net change in contract owners’ equity	1,798,322	–	(3,649,815)	(5,127,310)	(5,979,683)	60,765	2,254,241	–
Contract owners’ equity beginning of period	–	–	11,919,428	17,046,738	19,198,055	19,137,290	–	–

Contract owners’ equity end of period	$1,798,322	–	8,269,613	11,919,428	13,218,372	19,198,055	2,254,241	–

CHANGES IN UNITS:
Beginning units	–	–	1,155,293	1,819,246	1,867,791	2,043,436	–	–

Units purchased	328,073	–	37,827	67,456	199,570	298,644	302,404	–
Units redeemed	(144,529)	–	(404,360)	(731,409)	(807,829)	(474,289)	(72,616)	–

Ending units	183,544	–	788,760	1,155,293	1,259,532	1,867,791	229,788	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPHISR		FidVIPMMkt		FidVIPOv		FidVIPOvS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$42,537	–	978,006	1,139,741	518,898	(139,958)	197,971	(20,218)
Realized gain (loss) on investments	(3,692)	–	–	–	2,297,896	1,534,120	1,643,049	1,070,285
Change in unrealized gain (loss) on investments	(43,362)	–	–	–	(688,223)	2,841,948	(1,115,079)	568,458
Reinvested capital gains	–	–	–	–	1,940,983	187,866	703,656	72,924

Net increase (decrease) in contract owners’ equity resulting from operations	(4,517)	–	978,006	1,139,741	4,069,554	4,423,976	1,429,597	1,691,449

Equity transactions:
Purchase payments received from contract owners (note 3)	11,414	–	873,682	683,564	288,131	267,768	–	–
Transfers between funds	576,700	–	10,483,436	11,721,630	(57,314)	1,320,709	(303,273)	(379,419)
Redemptions (note 3)	(34,615)	–	(20,460,879)	(15,180,482)	(6,455,088)	(7,575,798)	(3,327,404)	(2,418,463)
Annuity benefits	–	–	(109,278)	(108,976)	(1,283)	(1,112)	–	–
Annual contract maintenance charges (note 2)	–	–	(2,127)	(2,027)	(4,486)	(4,787)	–	–
Contingent deferred sales charges (note 2)	–	–	(15,834)	(38,591)	(1,393)	(6,396)	(2,430)	(3,344)
Adjustments to maintain reserves	38	–	(4,559)	5,247	56	63	(280)	518

Net equity transactions	553,537	–	(9,235,559)	(2,919,635)	(6,231,377)	(5,999,553)	(3,633,387)	(2,800,708)

Net change in contract owners’ equity	549,020	–	(8,257,553)	(1,779,894)	(2,161,823)	(1,575,577)	(2,203,790)	(1,109,259)
Contract owners’ equity beginning of period	–	–	30,634,721	32,414,615	28,581,313	30,156,890	10,551,954	11,661,213

Contract owners’ equity end of period	$549,020	–	22,377,168	30,634,721	26,419,490	28,581,313	8,348,164	10,551,954

CHANGES IN UNITS:
Beginning units	–	–	2,404,784	2,635,345	1,500,483	1,847,746	661,770	852,469

Units purchased	77,733	–	1,718,312	1,802,523	133,641	188,277	43,505	–
Units redeemed	(21,833)	–	(2,430,288)	(2,033,084)	(436,390)	(535,540)	(257,046)	(190,699)

Ending units	55,900	–	1,692,808	2,404,784	1,197,734	1,500,483	448,229	661,770

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPOvS2		FidVIPOvS2R		FidVIPOvSR		FidVIPVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$139,888	(44,952)	146,710	(32,797)	29,510	(2,050)	(2,895)	(2,641)
Realized gain (loss) on investments	1,143,062	673,121	685,339	359,850	133,514	170,839	24,804	105,577
Change in unrealized gain (loss) on investments	(610,903)	662,545	(277,699)	469,229	(56,027)	20,449	(69,153)	(22,036)
Reinvested capital gains	614,194	57,648	473,783	30,201	92,273	8,403	55,360	3,658

Net increase (decrease) in contract owners’ equity resulting from operations	1,286,241	1,348,362	1,028,133	826,483	199,270	197,641	8,116	84,558

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	553,956	708,822	31,872	82,792	–	–
Transfers between funds	(515,022)	(483,694)	2,887,646	1,082,087	203,267	47,888	(217)	(156,741)
Redemptions (note 3)	(1,854,402)	(1,030,932)	(1,533,644)	(632,480)	(325,031)	(316,353)	(75,932)	(197,983)
Annuity benefits	–	–	–	–	(667)	(576)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(9,908)	(13,254)	(13,161)	(5,871)	(147)	(416)	–	(824)
Adjustments to maintain reserves	(14,085)	3,027	188	1,453	324	323	4	(80)

Net equity transactions	(2,393,417)	(1,524,853)	1,894,985	1,154,011	(90,382)	(186,342)	(76,145)	(355,628)

Net change in contract owners’ equity	(1,107,176)	(176,491)	2,923,118	1,980,494	108,888	11,299	(68,029)	(271,070)
Contract owners’ equity beginning of period	8,996,238	9,172,729	6,392,870	4,412,376	1,317,390	1,306,091	575,969	847,039

Contract owners’ equity end of period	$7,889,062	8,996,238	9,315,988	6,392,870	1,426,278	1,317,390	507,940	575,969

CHANGES IN UNITS:
Beginning units	747,944	886,223	366,651	303,978	84,632	98,573	42,221	70,438

Units purchased	154,978	–	307,823	188,330	22,317	29,249	1,632	2,505
Units redeemed	(315,717)	(138,279)	(200,491)	(125,657)	(27,496)	(43,190)	(6,988)	(30,722)

Ending units	587,205	747,944	473,983	366,651	79,453	84,632	36,865	42,221

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPVal2		FidVIPAMGr		FidVIPAMGrS		FidVIPAMGrS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(13,570)	(8,686)	86,153	29,598	82,593	36,355	46,501	12,200
Realized gain (loss) on investments	218,612	66,505	133,305	(126,147)	(8,730)	(220,343)	86,526	(5,916)
Change in unrealized gain (loss) on investments	(316,669)	110,509	273,189	280,192	350,592	346,126	171,098	98,821
Reinvested capital gains	130,508	8,313	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	18,881	176,641	492,647	183,643	424,455	162,138	304,125	105,105

Equity transactions:
Purchase payments received from contract owners (note 3)	9,429	4,193	25,913	29,275	11,935	41,455	7,904	5,667
Transfers between funds	6,117	(85,608)	(105,945)	(133,594)	(56,959)	(76,642)	(255,893)	(40,037)
Redemptions (note 3)	(280,978)	(142,212)	(861,879)	(965,414)	(576,339)	(869,581)	(418,241)	(354,055)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(665)	(764)	–	–	–	–
Contingent deferred sales charges (note 2)	(2,764)	(2,280)	(305)	(411)	(343)	(1,753)	(885)	(5,077)
Adjustments to maintain reserves	46	257	(70)	(54)	(45)	(83)	(2,161)	237

Net equity transactions	(268,150)	(225,650)	(942,951)	(1,070,962)	(621,751)	(906,604)	(669,276)	(393,265)

Net change in contract owners’ equity	(249,269)	(49,009)	(450,304)	(887,319)	(197,296)	(744,466)	(365,151)	(288,160)
Contract owners’ equity beginning of period	1,427,375	1,476,384	3,284,121	4,171,440	2,801,709	3,546,175	2,047,291	2,335,451

Contract owners’ equity end of period	$1,178,106	1,427,375	2,833,817	3,284,121	2,604,413	2,801,709	1,682,140	2,047,291

CHANGES IN UNITS:
Beginning units	107,559	125,609	234,079	313,221	237,859	318,342	218,687	262,690

Units purchased	53,017	1,396	6,792	13,007	3,698	3,756	74,149	991
Units redeemed	(72,774)	(19,446)	(69,517)	(92,149)	(53,995)	(84,239)	(137,220)	(44,994)

Ending units	87,802	107,559	171,354	234,079	187,562	237,859	155,616	218,687

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPAM		FidVIPAMS		FidVIPAMS2		FidVIPCon
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$211,315	76,560	173,737	95,216	136,588	54,893	(277,581)	(87,069)
Realized gain (loss) on investments	184,506	164,794	75,140	(206,574)	106,430	11,483	3,626,970	3,819,047
Change in unrealized gain (loss) on investments	58,968	37,481	124,011	381,091	71,518	143,679	(7,489,891)	(2,458,828)
Reinvested capital gains	127,362	–	106,535	–	92,914	–	11,622,607	4,506,449

Net increase (decrease) in contract owners’ equity resulting from operations	582,151	278,835	479,423	269,733	407,450	210,055	7,482,105	5,779,599

Equity transactions:
Purchase payments received from contract owners (note 3)	27,621	35,087	165	309,695	34,473	22,446	400,667	452,115
Transfers between funds	(1,883)	46,591	(28,463)	(134,377)	(98,706)	(117,662)	(3,318,468)	(318,510)
Redemptions (note 3)	(692,499)	(1,619,480)	(1,149,761)	(1,987,610)	(924,156)	(790,557)	(11,542,458)	(16,365,549)
Annuity benefits	–	–	–	–	–	–	(165)	(125)
Annual contract maintenance charges (note 2)	(768)	(929)	–	–	–	–	(9,392)	(10,471)
Contingent deferred sales charges (note 2)	(123)	(987)	(521)	(3,004)	(2,564)	(9,813)	(5,616)	(10,632)
Adjustments to maintain reserves	(63)	(75)	(73)	(95)	32	233	(182)	(42)

Net equity transactions	(667,715)	(1,539,793)	(1,178,653)	(1,815,391)	(990,921)	(895,353)	(14,475,614)	(16,253,214)

Net change in contract owners’ equity	(85,564)	(1,260,958)	(699,230)	(1,545,658)	(583,471)	(685,298)	(6,993,509)	(10,473,615)
Contract owners’ equity beginning of period	4,617,104	5,878,062	4,128,448	5,674,106	3,531,528	4,216,826	54,794,644	65,268,259

Contract owners’ equity end of period	$4,531,540	4,617,104	3,429,218	4,128,448	2,948,057	3,531,528	47,801,135	54,794,644

CHANGES IN UNITS:
Beginning units	302,401	408,397	313,691	457,159	328,594	415,041	2,291,778	3,010,456

Units purchased	9,215	19,524	11,419	27,362	51,040	2,507	71,753	194,669
Units redeemed	(51,371)	(125,520)	(97,510)	(170,830)	(137,979)	(88,954)	(642,034)	(913,347)

Ending units	260,245	302,401	227,600	313,691	241,655	328,594	1,721,497	2,291,778

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPConS		FidVIPConS2		FidVIPIdx500		FidVIPIGBd
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(96,830)	29,509	(368,163)	(207,922)	1,336,315	466,893	1,248,281	1,545,087
Realized gain (loss) on investments	3,291,518	2,988,134	5,259,341	3,736,844	4,647,693	(581,791)	(1,139,764)	(915,899)
Change in unrealized gain (loss) on investments	(5,974,120)	(1,932,970)	(10,780,714)	(2,757,190)	(3,326,398)	9,258,827	958,049	567,845
Reinvested capital gains	8,411,302	3,425,575	14,781,163	4,855,135	–	–	–	128,380

Net increase (decrease) in contract owners’ equity resulting from operations	5,631,870	4,510,248	8,891,627	5,626,867	2,657,610	9,143,929	1,066,566	1,325,413

Equity transactions:
Purchase payments received from contract owners (note 3)	285,204	636,602	1,653,941	2,527,639	498,208	678,374	133,389	386,612
Transfers between funds	(503,368)	(1,085,024)	(1,215,263)	143,675	(3,042,719)	(3,515,348)	8,901	(1,046,243)
Redemptions (note 3)	(12,333,933)	(13,268,625)	(8,890,802)	(6,701,934)	(14,560,338)	(19,413,405)	(11,416,528)	(14,856,023)
Annuity benefits	(2,659)	–	–	–	(2,003)	(214)	–	(6,971)
Annual contract maintenance charges (note 2)	–	–	–	–	(4,320)	(5,829)	(1,933)	(2,535)
Contingent deferred sales charges (note 2)	(10,809)	(28,968)	(106,224)	(151,181)	(29,890)	(52,302)	(30,985)	(31,171)
Adjustments to maintain reserves	22	571	1,441	15,405	(125)	2,366	(594)	(524)

Net equity transactions	(12,565,543)	(13,745,444)	(8,556,907)	(4,166,396)	(17,141,187)	(22,306,358)	(11,307,750)	(15,556,855)

Net change in contract owners’ equity	(6,933,673)	(9,235,196)	334,720	1,460,471	(14,483,577)	(13,162,429)	(10,241,184)	(14,231,442)
Contract owners’ equity beginning of period	41,231,144	50,466,340	59,953,597	58,493,126	64,047,654	77,210,083	42,214,487	56,445,929

Contract owners’ equity end of period	$34,297,471	41,231,144	60,288,317	59,953,597	49,564,077	64,047,654	31,973,303	42,214,487

CHANGES IN UNITS:
Beginning units	2,072,706	2,778,895	4,412,906	4,727,922	4,123,755	5,719,281	2,736,447	3,776,974

Units purchased	134,635	178,541	732,851	767,223	350,744	209,267	304,405	220,040
Units redeemed	(722,763)	(884,730)	(1,285,060)	(1,082,239)	(1,411,557)	(1,804,793)	(1,038,423)	(1,260,567)

Ending units	1,484,578	2,072,706	3,860,697	4,412,906	3,062,942	4,123,755	2,002,429	2,736,447

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPAgGrS		FidVIPAgGrS2		FidVIPBal		FidVIPBalS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(693)	(965)	(42,994)	(40,693)	600,776	275,133	197,116	153,007
Realized gain (loss) on investments	9,497	13,233	164,211	147,757	233,391	(253,338)	514,355	103,700
Change in unrealized gain (loss) on investments	(6,904)	(7,962)	13,607	(70,466)	255,661	2,146,549	(356,688)	499,910
Reinvested capital gains	7,104	3,968	298,482	144,659	1,276,761	1,260,773	400,353	482,699

Net increase (decrease) in contract owners’ equity resulting from operations	9,004	8,274	433,306	181,257	2,366,589	3,429,117	755,136	1,239,316

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	43,814	44,631	279,184	173,020	54,593	169,160
Transfers between funds	35,900	(51,300)	75,407	(99,667)	(231,272)	13,189	35,902	(149,460)
Redemptions (note 3)	(34,207)	(66,846)	(251,331)	(227,258)	(6,080,522)	(8,953,757)	(2,996,973)	(5,179,441)
Annuity benefits	–	–	–	–	(12,438)	(11,562)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(4,986)	(6,049)	–	–
Contingent deferred sales charges (note 2)	–	–	(3,088)	(3,918)	(553)	(2,312)	(507)	(5,515)
Adjustments to maintain reserves	–	(24)	(90)	276	(359)	975	(74)	(125)

Net equity transactions	1,693	(118,170)	(135,288)	(285,936)	(6,050,946)	(8,786,496)	(2,907,059)	(5,165,381)

Net change in contract owners’ equity	10,697	(109,896)	298,018	(104,679)	(3,684,357)	(5,357,379)	(2,151,923)	(3,926,065)
Contract owners’ equity beginning of period	71,435	181,331	2,969,741	3,074,420	33,247,350	38,604,729	10,769,761	14,695,826

Contract owners’ equity end of period	$82,132	71,435	3,267,759	2,969,741	29,562,993	33,247,350	8,617,838	10,769,761

CHANGES IN UNITS:
Beginning units	6,594	17,951	285,349	315,380	1,656,632	2,121,755	790,203	1,191,624

Units purchased	5,623	1,507	53,903	47,192	37,545	64,991	29,734	41,680
Units redeemed	(5,719)	(12,864)	(68,176)	(77,223)	(323,347)	(530,114)	(236,077)	(443,101)

Ending units	6,498	6,594	271,076	285,349	1,370,830	1,656,632	583,860	790,203

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPBalS2		FidVIPDyCapS		FidVIPDyCapS2		FidVIPGrIn
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$132,090	50,088	(4,791)	(3,883)	(51,750)	(47,968)	59,112	(66,151)
Realized gain (loss) on investments	269,987	98,256	125,226	93,143	471,225	408,626	417,850	(125,970)
Change in unrealized gain (loss) on investments	(145,366)	350,405	(132,081)	(28,456)	(656,224)	9,496	360,228	1,539,190
Reinvested capital gains	316,259	286,908	52,598	17,946	449,687	113,651	602,074	474,228

Net increase (decrease) in contract owners’ equity resulting from operations	572,970	785,657	40,952	78,750	212,938	483,805	1,439,264	1,821,297

Equity transactions:
Purchase payments received from contract owners (note 3)	47,091	114,571	–	12,023	23,901	113,374	76,385	106,662
Transfers between funds	(41,893)	70,067	(55,944)	(23,947)	(272,507)	(54,194)	(429,623)	(568,763)
Redemptions (note 3)	(1,582,056)	(1,581,897)	(245,531)	(62,708)	(361,087)	(541,690)	(3,433,775)	(5,399,509)
Annuity benefits	–	–	–	–	–	–	(207)	(162)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(2,696)	(3,383)
Contingent deferred sales charges (note 2)	(11,044)	(15,092)	(67)	(258)	(3,890)	(6,435)	(2,305)	(4,680)
Adjustments to maintain reserves	177	1,527	(41)	(16)	49	1,719	(184)	(100)

Net equity transactions	(1,587,725)	(1,410,824)	(301,583)	(74,906)	(613,534)	(487,226)	(3,792,405)	(5,869,935)

Net change in contract owners’ equity	(1,014,755)	(625,167)	(260,631)	3,844	(400,596)	(3,421)	(2,353,141)	(4,048,638)
Contract owners’ equity beginning of period	7,936,808	8,561,975	680,433	676,589	4,268,269	4,271,690	15,128,405	19,177,043

Contract owners’ equity end of period	$6,922,053	7,936,808	419,802	680,433	3,867,673	4,268,269	12,775,264	15,128,405

CHANGES IN UNITS:
Beginning units	703,602	837,180	71,423	80,221	468,828	528,257	844,127	1,195,559

Units purchased	115,486	33,540	21,022	24,472	125,902	84,405	17,355	28,136
Units redeemed	(252,706)	(167,118)	(50,899)	(33,270)	(195,144)	(143,834)	(216,504)	(379,568)

Ending units	566,382	703,602	41,546	71,423	399,586	468,828	644,978	844,127

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPGrInS		FidVIPGrInS2		FidVIPGrOp		FidVIPGrOpS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$121,119	(14,641)	14,109	(92,193)	(1,032,755)	(523,431)	(197,399)	(77,598)
Realized gain (loss) on investments	542,756	(883,411)	918,687	363,008	(1,432,506)	(5,778,929)	(617,760)	(3,342,021)
Change in unrealized gain (loss) on investments	443,153	2,768,650	6,663	1,065,902	16,735,823	8,689,455	4,761,749	4,157,215
Reinvested capital gains	820,943	699,365	672,887	444,547	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,927,971	2,569,963	1,612,346	1,781,264	14,270,562	2,387,095	3,946,590	737,596

Equity transactions:
Purchase payments received from contract owners (note 3)	155,812	175,132	340,057	427,844	516,108	673,950	72,840	271,612
Transfers between funds	(833,941)	(1,063,343)	(170,974)	(651,835)	(2,397,249)	(4,275,396)	(600,233)	(1,454,721)
Redemptions (note 3)	(5,897,900)	(9,465,273)	(3,572,446)	(2,586,089)	(15,975,522)	(23,551,542)	(6,967,548)	(9,203,965)
Annuity benefits	–	–	–	–	(3,302)	(13,383)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(19,396)	(24,187)	–	–
Contingent deferred sales charges (note 2)	(1,849)	(17,314)	(23,408)	(48,426)	(4,856)	(9,539)	(2,293)	(15,447)
Adjustments to maintain reserves	(147)	66	873	3,472	(1,060)	(291)	(177)	(272)

Net equity transactions	(6,578,025)	(10,370,732)	(3,425,898)	(2,855,034)	(17,885,277)	(27,200,388)	(7,497,411)	(10,402,793)

Net change in contract owners’ equity	(4,650,054)	(7,800,769)	(1,813,552)	(1,073,770)	(3,614,715)	(24,813,293)	(3,550,821)	(9,665,197)
Contract owners’ equity beginning of period	20,181,151	27,981,920	16,276,568	17,350,338	75,221,698	100,034,991	21,701,919	31,367,116

Contract owners’ equity end of period	$15,531,097	20,181,151	14,463,016	16,276,568	71,606,983	75,221,698	18,151,098	21,701,919

CHANGES IN UNITS:
Beginning units	1,401,790	2,174,460	1,523,749	1,809,690	3,838,147	5,330,713	2,164,644	3,260,503

Units purchased	29,920	33,931	279,212	109,292	58,976	61,368	52,106	64,349
Units redeemed	(463,121)	(806,601)	(585,496)	(395,233)	(898,509)	(1,553,934)	(739,036)	(1,160,208)

Ending units	968,589	1,401,790	1,217,465	1,523,749	2,998,614	3,838,147	1,477,714	2,164,644

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPGrOpS2		FidVIPMCap		FidVIPMCapS		FidVIPMCapS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(59,139)	(40,038)	(20,023)	(48,442)	(48,745)	(165,730)	(514,067)	(738,619)
Realized gain (loss) on investments	477,394	(7,045)	580,025	632,280	2,998,706	4,003,094	6,796,049	5,281,016
Change in unrealized gain (loss) on investments	572,067	202,702	(367,789)	(662,299)	(2,281,935)	(4,314,908)	(3,870,592)	(5,889,550)
Reinvested capital gains	–	–	438,000	648,602	1,745,864	2,978,521	5,848,772	8,004,304

Net increase (decrease) in contract owners’ equity resulting from operations	990,322	155,619	630,213	570,141	2,413,890	2,500,977	8,260,162	6,657,151

Equity transactions:
Purchase payments received from contract owners (note 3)	19,753	16,041	168,620	233,858	52,163	177,104	929,560	1,377,274
Transfers between funds	(163,577)	(208,704)	(370,344)	(427,183)	(746,766)	(1,735,328)	(2,415,217)	(3,207,465)
Redemptions (note 3)	(1,601,848)	(932,188)	(666,541)	(767,533)	(5,441,163)	(6,677,757)	(10,812,119)	(7,352,715)
Annuity benefits	(1,601)	–	–	–	(865)	(790)	(2,140)	–
Annual contract maintenance charges (note 2)	–	–	(4,449)	(4,831)	–	–	–	–
Contingent deferred sales charges (note 2)	(5,893)	(14,000)	(1,956)	(4,215)	(7,286)	(10,164)	(118,866)	(130,234)
Adjustments to maintain reserves	1,560	438	(63)	(31)	(844)	1,376	(29,547)	22,241

Net equity transactions	(1,751,606)	(1,138,413)	(874,733)	(969,935)	(6,144,761)	(8,245,559)	(12,448,329)	(9,290,899)

Net change in contract owners’ equity	(761,284)	(982,794)	(244,520)	(399,794)	(3,730,871)	(5,744,582)	(4,188,167)	(2,633,748)
Contract owners’ equity beginning of period	5,135,032	6,117,826	4,805,186	5,204,980	19,240,984	24,985,566	62,036,810	64,670,558

Contract owners’ equity end of period	$4,373,748	5,135,032	4,560,666	4,805,186	15,510,113	19,240,984	57,848,643	62,036,810

CHANGES IN UNITS:
Beginning units	633,127	783,699	133,809	161,231	528,205	764,088	2,499,223	2,895,497

Units purchased	205,340	13,527	8,409	18,499	46,901	34,893	482,883	220,703
Units redeemed	(405,296)	(164,099)	(30,928)	(45,921)	(203,112)	(270,776)	(841,078)	(616,977)

Ending units	433,171	633,127	111,290	133,809	371,994	528,205	2,141,028	2,499,223

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPVaIS		FidVIPVaIS2		FrVIPForSec		FrVIPRisDiv
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,898)	(3,054)	(54,716)	(66,059)	6,233	1,514	42,758	3,600
Realized gain (loss) on investments	27,371	14,533	98,779	(75,162)	22,658	9,345	140,280	62,832
Change in unrealized gain (loss) on investments	(59,821)	(27,415)	(495,937)	(84,337)	22,718	87,161	(329,289)	352,191
Reinvested capital gains	57,523	81,510	788,054	1,174,953	26,387	–	44,218	14,532

Net increase (decrease) in contract owners’ equity resulting from operations	23,175	65,574	336,180	949,395	77,996	98,020	(102,033)	433,155

Equity transactions:
Purchase payments received from contract owners (note 3)	21,304	8,520	264,855	169,912	–	–	55,348	175,009
Transfers between funds	(60,674)	(19,441)	(661,591)	508,381	(35,290)	(11,100)	(181,380)	98,403
Redemptions (note 3)	(30,147)	(18,826)	(1,427,203)	(781,739)	(10,805)	(6,649)	(165,839)	(60,482)
Annuity benefits	–	–	(715)	(626)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(525)	(465)	(19,725)	(11,095)	(253)	(16)	(2,822)	(800)
Adjustments to maintain reserves	(25)	15	437	1,346	–	9	10	144

Net equity transactions	(70,067)	(30,197)	(1,843,942)	(113,821)	(46,348)	(17,756)	(294,683)	212,274

Net change in contract owners’ equity	(46,892)	35,377	(1,507,762)	835,574	31,648	80,264	(396,716)	645,429
Contract owners’ equity beginning of period	504,402	469,025	7,690,674	6,855,100	569,853	489,589	3,203,967	2,558,538

Contract owners’ equity end of period	$457,510	504,402	6,182,912	7,690,674	601,501	569,853	2,807,251	3,203,967

CHANGES IN UNITS:
Beginning units	31,358	33,515	507,691	517,981	36,467	37,701	221,913	205,702

Units purchased	3,624	582	168,816	78,839	–	–	8,562	30,501
Units redeemed	(7,735)	(2,739)	(284,202)	(89,129)	(2,832)	(1,234)	(28,908)	(14,290)

Ending units	27,247	31,358	392,305	507,691	33,635	36,467	201,567	221,913

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspRMgCore		MFSInvGrStS		MFSMidCapGrS		MFSNewDiscS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(7,356)	(17,483)	(61,284)	(66,772)	(88,205)	(94,386)	(50,938)	(56,436)
Realized gain (loss) on investments	19,987	(44,893)	272,573	242,400	326,777	260,261	628,348	302,854
Change in unrealized gain (loss) on investments	29,076	66,255	225,275	93,573	45,719	(359,221)	(805,103)	122,898
Reinvested capital gains	4,776	76,227	–	–	245,678	240,081	309,699	81,817

Net increase (decrease) in contract owners’ equity resulting from operations	46,483	80,106	436,564	269,201	529,969	46,735	82,006	451,133

Equity transactions:
Purchase payments received from contract owners (note 3)	4,685	23,169	74,414	92,151	51,457	166,801	18,605	47,842
Transfers between funds	(66,682)	(160,219)	(123,279)	(240,164)	(464,412)	(603,100)	(444,832)	(173,950)
Redemptions (note 3)	(502,613)	(97,259)	(641,658)	(474,863)	(819,609)	(425,457)	(924,745)	(268,145)
Annuity benefits	–	–	(1,228)	(1,148)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(4,282)	(1,354)	(7,905)	(8,642)	(11,299)	(4,864)	(14,610)	(5,306)
Adjustments to maintain reserves	(105)	38	487	702	(337)	(163)	(96)	117

Net equity transactions	(568,997)	(235,625)	(699,169)	(631,964)	(1,244,200)	(866,783)	(1,365,678)	(399,442)

Net change in contract owners’ equity	(522,514)	(155,519)	(262,605)	(362,763)	(714,231)	(820,048)	(1,283,672)	51,691
Contract owners’ equity beginning of period	963,929	1,119,448	4,691,565	5,054,328	6,541,165	7,361,213	4,378,742	4,327,051

Contract owners’ equity end of period	$441,415	963,929	4,428,960	4,691,565	5,826,934	6,541,165	3,095,070	4,378,742

CHANGES IN UNITS:
Beginning units	57,222	72,507	442,921	505,183	663,155	752,964	380,452	418,960

Units purchased	1,889	51,828	17,088	21,721	21,379	44,787	68,740	41,108
Units redeemed	(34,094)	(67,113)	(78,235)	(83,983)	(137,788)	(134,596)	(183,465)	(79,616)

Ending units	25,017	57,222	381,774	442,921	546,746	663,155	265,727	380,452

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	MFSValueS		MTBLgCapGr		MTBLgCapV		MTBModGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(54,172)	(44,151)	(20,635)	(16,200)	(5,378)	(4,401)	270,733	421,151
Realized gain (loss) on investments	1,397,537	498,027	109,608	41,181	178,948	67,569	641,022	425,049
Change in unrealized gain (loss) on investments	(894,316)	902,912	(69,299)	176,017	(277,739)	200,583	(113,136)	345,062
Reinvested capital gains	182,071	266,537	182,166	28,876	122,937	251,303	933,072	1,512,665

Net increase (decrease) in contract owners’ equity resulting from operations	631,120	1,623,325	201,840	229,874	18,768	515,054	1,731,691	2,703,927

Equity transactions:
Purchase payments received from contract owners (note 3)	576,240	300,073	61,705	113,452	73,909	42,971	686,398	892,870
Transfers between funds	(1,020,635)	2,272,668	(188,073)	(125,165)	(91,708)	54,487	(839,075)	(1,148,263)
Redemptions (note 3)	(1,608,148)	(961,885)	(195,991)	(72,968)	(268,239)	(51,087)	(2,661,318)	(2,164,730)
Annuity benefits	–	–	–	–	(2,426)	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(11,715)	(11,321)	(6,096)	(1,381)	(5,096)	(604)	(33,413)	(43,598)
Adjustments to maintain reserves	164	1,088	2	62	241	406	(1,523)	994

Net equity transactions	(2,064,094)	1,600,623	(328,453)	(86,000)	(293,319)	46,173	(2,848,931)	(2,462,727)

Net change in contract owners’ equity	(1,432,974)	3,223,948	(126,613)	143,874	(274,551)	561,227	(1,117,240)	241,200
Contract owners’ equity beginning of period	11,429,940	8,205,992	2,753,846	2,609,972	3,697,613	3,136,386	31,197,082	30,955,882

Contract owners’ equity end of period	$9,996,966	11,429,940	2,627,233	2,753,846	3,423,062	3,697,613	30,079,842	31,197,082

CHANGES IN UNITS:
Beginning units	767,688	655,457	250,037	258,535	256,800	253,241	2,471,444	2,677,871

Units purchased	194,344	257,988	11,138	14,458	9,282	16,613	55,312	79,940
Units redeemed	(330,217)	(145,757)	(40,137)	(22,956)	(30,154)	(13,054)	(271,612)	(286,367)

Ending units	631,815	767,688	221,038	250,037	235,928	256,800	2,255,144	2,471,444

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITAstAll2		NVITBnd2		NVITGlobGr2		NVITGroInc2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$53,040	37,785	112,905	1,774	44,956	(3,434)	3,081	–
Realized gain (loss) on investments	144,744	(566)	21,940	540	144,910	2,493	(2,332)	–
Change in unrealized gain (loss) on investments	(54,259)	91,779	(111,266)	24,553	99,428	112,927	(11,320)	–
Reinvested capital gains	3,042	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	146,567	128,998	23,579	26,867	289,294	111,986	(10,571)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	1,925,786	1,345,278	370,394	112,822	335,034	56,086	57,684	–
Transfers between funds	2,708,839	1,783,647	1,388,368	696,906	2,037,322	1,467,866	397,791	–
Redemptions (note 3)	(898,257)	(380,413)	(456,871)	(7,402)	(621,909)	(20,688)	(71,479)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(11,198)	(217)	(1,676)	–	(2,519)	(1)	–	–
Adjustments to maintain reserves	(38)	7	(45)	(4)	(12)	(36)	(27)	–

Net equity transactions	3,725,132	2,748,302	1,300,170	802,322	1,747,916	1,503,227	383,969	–

Net change in contract owners’ equity	3,871,699	2,877,300	1,323,749	829,189	2,037,210	1,615,213	373,398	–
Contract owners’ equity beginning of period	2,877,300	–	829,189	–	1,615,213	–	–	–

Contract owners’ equity end of period	$6,748,999	2,877,300	2,152,938	829,189	3,652,423	1,615,213	373,398	–

CHANGES IN UNITS:
Beginning units	274,929	–	79,332	–	150,198	–	–	–

Units purchased	506,099	325,506	197,602	102,217	257,211	171,810	54,246	–
Units redeemed	(165,815)	(50,577)	(74,263)	(22,885)	(106,746)	(21,612)	(16,208)	–

Ending units	615,213	274,929	202,671	79,332	300,663	150,198	38,038	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGrowth2		NVITFHiInc3		NVITEmMrkts2		NVITEmMrkts6
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(16,748)	2,364	8,031	1,702	(22,893)	(17,719)	(87,167)	(65,092)
Realized gain (loss) on investments	77,023	(54)	790	(2)	360,946	70,686	1,715,391	591,907
Change in unrealized gain (loss) on investments	176,490	73,668	(6,019)	1,214	385,176	661,767	1,382,103	1,774,058
Reinvested capital gains	776	–	–	–	311,453	28,827	1,307,143	92,932

Net increase (decrease) in contract owners’ equity resulting from operations	237,541	75,978	2,802	2,914	1,034,682	743,561	4,317,470	2,393,805

Equity transactions:
Purchase payments received from contract owners (note 3)	161,526	75,880	14,801	42,063	–	–	596,045	721,161
Transfers between funds	913,347	1,583,326	74,159	10,373	(251,680)	(57,628)	537,118	723,382
Redemptions (note 3)	(355,618)	(7,932)	(51,872)	(222)	(509,181)	(148,152)	(1,944,521)	(927,155)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(2,422)	–	–	–	(4,665)	(1,619)	(22,488)	(12,166)
Adjustments to maintain reserves	(89)	20	(16)	8	89	1,302	1,261	5,976

Net equity transactions	716,744	1,651,294	37,072	52,222	(765,437)	(206,097)	(832,585)	511,198

Net change in contract owners’ equity	954,285	1,727,272	39,874	55,136	269,245	537,464	3,484,885	2,905,003
Contract owners’ equity beginning of period	1,727,272	–	55,136	–	2,797,670	2,260,206	10,827,888	7,922,885

Contract owners’ equity end of period	$2,681,557	1,727,272	95,010	55,136	3,066,915	2,797,670	14,312,773	10,827,888

CHANGES IN UNITS:
Beginning units	167,959	–	4,846	–	101,953	110,899	523,251	515,495

Units purchased	128,650	173,079	8,675	4,885	6	–	286,824	375,836
Units redeemed	(60,640)	(5,120)	(5,333)	(39)	(24,075)	(8,946)	(328,743)	(368,080)

Ending units	235,969	167,959	8,188	4,846	77,884	101,953	481,332	523,251

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGvtBd		NVITIntVal3		NVITIntVal6		NVITIDAgg2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$676,043	645,699	3,232	3,168	48,120	32,637	119,609	130,777
Realized gain (loss) on investments	(371,612)	(495,419)	26,465	7,315	329,473	195,982	1,170,597	468,170
Change in unrealized gain (loss) on investments	900,985	106,158	(48,206)	34,496	(780,478)	400,205	(1,020,982)	2,077,410
Reinvested capital gains	–	177,850	26,635	24,506	485,051	310,513	736,982	302,576

Net increase (decrease) in contract owners’ equity resulting from operations	1,205,416	434,288	8,126	69,485	82,166	939,337	1,006,206	2,978,933

Equity transactions:
Purchase payments received from contract owners (note 3)	422,675	588,803	39,974	52,940	414,162	495,948	706,808	441,140
Transfers between funds	2,124,025	(137,571)	(41,160)	80,318	625,022	1,169,191	(951,295)	910,013
Redemptions (note 3)	(3,460,283)	(4,146,670)	(104,331)	(11,953)	(994,315)	(503,854)	(1,793,206)	(1,088,607)
Annuity benefits	(1,279)	(1,271)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(52,130)	(117,730)	(4,871)	(143)	(11,134)	(3,202)	(32,668)	(26,147)
Adjustments to maintain reserves	413	332	14	86	99	1,340	(63)	922

Net equity transactions	(966,579)	(3,814,107)	(110,374)	121,248	33,834	1,159,423	(2,070,424)	237,321

Net change in contract owners’ equity	238,837	(3,379,819)	(102,248)	190,733	116,000	2,098,760	(1,064,218)	3,216,254
Contract owners’ equity beginning of period	21,689,832	25,069,651	463,042	272,309	6,120,278	4,021,518	22,446,931	19,230,677

Contract owners’ equity end of period	$21,928,669	21,689,832	360,794	463,042	6,236,278	6,120,278	21,382,713	22,446,931

CHANGES IN UNITS:
Beginning units	1,841,755	2,172,204	26,633	19,055	399,195	316,954	1,511,432	1,492,478

Units purchased	513,608	200,087	2,612	10,002	163,536	244,547	119,503	140,272
Units redeemed	(594,225)	(530,536)	(7,819)	(2,424)	(161,728)	(162,306)	(252,717)	(121,318)

Ending units	1,761,138	1,841,755	21,426	26,633	401,003	399,195	1,378,218	1,511,432

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDCon2		NVITIDMod2		NVITIDModAg2		NVITIDModCon2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$627,534	596,501	2,008,957	1,630,301	606,482	549,708	851,044	747,635
Realized gain (loss) on investments	418,779	236,791	7,991,069	3,736,213	3,422,081	2,780,339	1,363,696	2,197,349
Change in unrealized gain (loss) on investments	(539,167)	341,496	(5,766,525)	7,744,030	(2,199,185)	3,814,036	(1,254,249)	(120,845)
Reinvested capital gains	673,591	374,138	2,441,097	1,382,133	1,314,062	792,265	1,312,609	682,230

Net increase (decrease) in contract owners’ equity resulting from operations	1,180,737	1,548,926	6,674,598	14,492,677	3,143,440	7,936,348	2,273,100	3,506,369

Equity transactions:
Purchase payments received from contract owners (note 3)	478,428	615,261	5,268,719	7,598,060	2,147,116	2,881,297	991,654	1,978,598
Transfers between funds	(598,162)	(1,763,033)	(549,847)	(2,252,222)	(762,563)	762,591	15,886	8,699
Redemptions (note 3)	(5,743,509)	(2,581,966)	(21,372,819)	(13,400,939)	(7,052,618)	(4,715,642)	(7,679,610)	(3,935,846)
Annuity benefits	(5,739)	(5,620)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(92,122)	(52,135)	(251,639)	(245,854)	(130,680)	(134,716)	(133,455)	(52,604)
Adjustments to maintain reserves	(4,607)	12,320	812	7,703	692	3,903	375	1,453

Net equity transactions	(5,965,711)	(3,775,173)	(16,904,774)	(8,293,252)	(5,798,053)	(1,202,567)	(6,805,150)	(1,999,700)

Net change in contract owners’ equity	(4,784,974)	(2,226,247)	(10,230,176)	6,199,425	(2,654,613)	6,733,781	(4,532,050)	1,506,669
Contract owners’ equity beginning of period	31,349,205	33,575,452	157,373,718	151,174,293	68,159,021	61,425,240	51,847,780	50,341,111

Contract owners’ equity end of period	$26,564,231	31,349,205	147,143,542	157,373,718	65,504,408	68,159,021	47,315,730	51,847,780

CHANGES IN UNITS:
Beginning units	2,682,972	3,011,800	11,881,233	12,538,745	4,792,606	4,881,060	4,147,288	4,309,293

Units purchased	432,013	626,321	1,031,393	989,303	378,809	645,941	344,505	1,327,438
Units redeemed	(930,089)	(955,149)	(2,262,095)	(1,646,815)	(775,455)	(734,395)	(869,226)	(1,489,443)

Ending units	2,184,896	2,682,972	10,650,531	11,881,233	4,395,960	4,792,606	3,622,567	4,147,288

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMdCpGr2		NVITMidCap		NVITMidCap2		NVITMyMkt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(6,320)	(858)	2,608	(173)	(8,007)	(30,854)	1,196,708	1,013,834
Realized gain (loss) on investments	24,204	(94)	61,827	44,621	542,588	1,057,361	–	–
Change in unrealized gain (loss) on investments	6,739	(3,513)	(16,761)	44,409	(223,105)	(451,354)	–	–
Reinvested capital gains	–	–	38,873	18,491	239,934	119,858	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	24,623	(4,465)	86,547	107,348	551,410	695,011	1,196,708	1,013,834

Equity transactions:
Purchase payments received from contract owners (note 3)	11,318	32,341	31,111	83,471	89,351	275,769	7,877,977	9,097,302
Transfers between funds	(539,792)	706,214	(69,333)	(11,913)	(476,216)	(491,496)	18,705,744	13,563,906
Redemptions (note 3)	(17,046)	(3,309)	(113,823)	(33,653)	(1,222,584)	(1,016,343)	(19,449,153)	(20,846,317)
Annuity benefits	–	–	–	–	–	–	(413)	(411)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(98)	–	(4,488)	(486)	(15,694)	(13,645)	(89,535)	(173,619)
Adjustments to maintain reserves	9	(20)	(11)	87	(101)	733	1,086	1,804

Net equity transactions	(545,609)	735,226	(156,544)	37,506	(1,625,244)	(1,244,982)	7,045,706	1,642,665

Net change in contract owners’ equity	(520,986)	730,761	(69,997)	144,854	(1,073,834)	(549,971)	8,242,414	2,656,499
Contract owners’ equity beginning of period	730,761	–	1,359,632	1,214,778	8,730,294	9,280,265	30,500,360	27,843,861

Contract owners’ equity end of period	$209,775	730,761	1,289,635	1,359,632	7,656,460	8,730,294	38,742,774	30,500,360

CHANGES IN UNITS:
Beginning units	69,651	–	89,807	87,273	611,240	703,966	2,927,510	2,761,373

Units purchased	12,397	70,788	2,678	13,092	84,445	232,192	4,143,366	4,277,367
Units redeemed	(62,969)	(1,137)	(12,549)	(10,558)	(189,928)	(324,918)	(3,476,827)	(4,111,230)

Ending units	19,079	69,651	79,936	89,807	505,757	611,240	3,594,049	2,927,510

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmCapGr2		NVITSmCapVal		NVITSmCapVal2		NVITSmComp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(41,019)	(46,753)	(103)	(4,614)	(38,181)	(89,763)	(9,800)	(10,178)
Realized gain (loss) on investments	290,112	343,025	8,931	15,024	4,570	307,723	46,415	22,963
Change in unrealized gain (loss) on investments	(4,472)	(311,836)	(146,717)	37,710	(1,436,259)	224,680	(142,691)	61,817
Reinvested capital gains	–	–	87,358	55,564	892,763	658,531	119,377	17,842

Net increase (decrease) in contract owners’ equity resulting from operations	244,621	(15,564)	(50,531)	103,684	(577,107)	1,101,171	13,301	92,444

Equity transactions:
Purchase payments received from contract owners (note 3)	28,578	104,819	4,231	18,739	316,255	241,776	26,299	56,652
Transfers between funds	240,933	(313,021)	(64,672)	43,151	(1,410,417)	646,791	(24,327)	8,320
Redemptions (note 3)	(832,264)	(504,460)	(44,555)	(38,760)	(1,145,434)	(942,670)	(162,640)	(22,579)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(12,887)	(1,986)	(759)	(876)	(10,609)	(8,345)	(7,229)	(570)
Adjustments to maintain reserves	(238)	47	(3)	5	87	1,437	44	152

Net equity transactions	(575,878)	(714,601)	(105,758)	22,259	(2,250,118)	(61,011)	(167,853)	41,975

Net change in contract owners’ equity	(331,257)	(730,165)	(156,289)	125,943	(2,827,225)	1,040,160	(154,552)	134,419
Contract owners’ equity beginning of period	3,325,221	4,055,386	744,833	618,890	8,621,588	7,581,428	976,486	842,067

Contract owners’ equity end of period	$2,993,964	3,325,221	588,544	744,833	5,794,363	8,621,588	821,934	976,486

CHANGES IN UNITS:
Beginning units	290,582	359,454	46,188	44,709	581,526	589,896	60,219	57,587

Units purchased	54,725	83,781	955	6,327	70,154	180,732	4,814	7,626
Units redeemed	(102,612)	(152,653)	(7,529)	(4,848)	(225,322)	(189,102)	(15,228)	(4,994)

Ending units	242,695	290,582	39,614	46,188	426,358	581,526	49,805	60,219

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmComp2		NVITNWFund2		NBTARegS		NBTSocRes
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(86,115)	(90,879)	(123)	(21)	(5,248)	(422)	(8,098)	(5,057)
Realized gain (loss) on investments	75,929	180,181	221	925	7,646	(847)	97,458	23,866
Change in unrealized gain (loss) on investments	(833,635)	516,655	(1,185)	1,818	(11,351)	1,230	(51,485)	32,163
Reinvested capital gains	908,974	138,701	2,708	–	5,914	5,020	1,962	5,229

Net increase (decrease) in contract owners’ equity resulting from operations	65,153	744,658	1,621	2,722	(3,039)	4,981	39,837	56,201

Equity transactions:
Purchase payments received from contract owners (note 3)	128,407	424,261	14,763	–	2,824	25,000	38,903	22,716
Transfers between funds	(451,488)	(600,113)	28,759	23,891	(377,637)	584,243	344,122	178,202
Redemptions (note 3)	(662,982)	(1,053,966)	(472)	(445)	(12,833)	(1,479)	(420,620)	(163,849)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(9,983)	(14,583)	–	–	(54)	–	(9,646)	(1,171)
Adjustments to maintain reserves	83	654	(2)	12	(46)	31	(114)	42

Net equity transactions	(995,963)	(1,243,747)	43,048	23,458	(387,746)	607,795	(47,355)	35,940

Net change in contract owners’ equity	(930,810)	(499,089)	44,669	26,180	(390,785)	612,776	(7,518)	92,141
Contract owners’ equity beginning of period	6,919,080	7,418,169	26,180	–	612,776	–	526,319	434,178

Contract owners’ equity end of period	$5,988,270	6,919,080	70,849	26,180	221,991	612,776	518,801	526,319

CHANGES IN UNITS:
Beginning units	413,522	488,900	2,314	–	57,725	–	37,053	34,175

Units purchased	79,345	158,936	3,713	3,089	13,915	58,759	51,996	16,718
Units redeemed	(137,263)	(234,314)	(79)	(775)	(51,178)	(1,034)	(54,910)	(13,840)

Ending units	355,604	413,522	5,948	2,314	20,462	57,725	34,139	37,053

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppCapApS		OppGlSec3		OppGlSec4		OppGlSec
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(200,155)	(179,266)	995	(1,576)	(22,955)	(38,062)	2,229	(333)
Realized gain (loss) on investments	893,692	891,161	27,018	27,548	693,132	1,054,432	42,375	23,925
Change in unrealized gain (loss) on investments	1,111,698	233,612	(28,094)	43,009	(717,211)	80,480	(42,462)	51,743
Reinvested capital gains	–	–	35,976	26,360	529,971	646,437	40,802	41,711

Net increase (decrease) in contract owners’ equity resulting from operations	1,805,235	945,507	35,895	95,341	482,937	1,743,287	42,944	117,046

Equity transactions:
Purchase payments received from contract owners (note 3)	405,201	546,098	29,136	101,591	656,832	667,165	17,650	–
Transfers between funds	(588,379)	(1,195,475)	44,023	123,961	61,328	(733)	(34,556)	(25,501)
Redemptions (note 3)	(2,003,928)	(1,956,769)	(57,931)	(13,761)	(1,814,781)	(2,343,669)	(47,938)	(22,918)
Annuity benefits	–	–	–	–	(1,113)	(1,002)	(3,017)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(31,050)	(49,671)	(635)	(115)	(17,956)	(37,869)	(481)	(691)
Adjustments to maintain reserves	(200)	617	(23)	123	671	3,368	209	33

Net equity transactions	(2,218,356)	(2,655,200)	14,570	211,799	(1,115,019)	(1,712,740)	(68,133)	(49,077)

Net change in contract owners’ equity	(413,121)	(1,709,693)	50,465	307,140	(632,082)	30,547	(25,189)	67,969
Contract owners’ equity beginning of period	15,277,880	16,987,573	729,149	422,009	11,476,911	11,446,364	826,057	758,088

Contract owners’ equity end of period	$14,864,759	15,277,880	779,614	729,149	10,844,829	11,476,911	800,868	826,057

CHANGES IN UNITS:
Beginning units	1,327,283	1,568,318	44,501	29,188	761,024	879,877	47,987	51,252

Units purchased	64,049	129,712	7,047	21,726	198,179	312,908	–	–
Units redeemed	(243,379)	(370,747)	(6,165)	(6,413)	(272,892)	(431,761)	(4,583)	(3,265)

Ending units	1,147,953	1,327,283	45,383	44,501	686,311	761,024	43,404	47,987

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppGlSecS		OppHighInc3		OppHighInc		OppMStSCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(3,833)	(32,801)	(1,435)	–	131,488	125,795	(8,305)	(9,194)
Realized gain (loss) on investments	891,202	641,146	(295)	–	16,184	9,047	102,092	26,769
Change in unrealized gain (loss) on investments	(892,818)	181,383	(8,081)	–	(155,732)	28,437	(152,246)	79,818
Reinvested capital gains	443,241	519,826	–	–	–	–	37,246	28,604

Net increase (decrease) in contract owners’ equity resulting from operations	437,792	1,309,554	(9,811)	–	(8,060)	163,279	(21,213)	125,997

Equity transactions:
Purchase payments received from contract owners (note 3)	612	–	11,587	–	39,036	30,003	44,626	44,053
Transfers between funds	(778,562)	(372,909)	283,577	–	(385,347)	20,169	(115,275)	23,274
Redemptions (note 3)	(1,121,357)	(1,207,556)	(10,258)	–	(230,421)	(77,787)	(56,177)	(32,742)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(10,138)	(11,944)	(201)	–	(3,138)	(1,032)	(441)	(640)
Adjustments to maintain reserves	53	1,485	12	–	(26)	22	(38)	55

Net equity transactions	(1,909,392)	(1,590,924)	284,717	–	(579,896)	(28,625)	(127,305)	34,000

Net change in contract owners’ equity	(1,471,600)	(281,370)	274,906	–	(587,956)	134,654	(148,518)	159,997
Contract owners’ equity beginning of period	9,182,101	9,463,471	–	–	2,126,479	1,991,825	1,050,662	890,665

Contract owners’ equity end of period	$7,710,501	9,182,101	274,906	–	1,538,523	2,126,479	902,144	1,050,662

CHANGES IN UNITS:
Beginning units	538,871	643,114	–	–	152,574	154,663	60,225	58,089

Units purchased	7,079	–	30,128	–	6,337	8,320	4,576	5,512
Units redeemed	(113,960)	(104,243)	(1,469)	–	(47,194)	(10,409)	(11,831)	(3,376)

Ending units	431,990	538,871	28,659	–	111,717	152,574	52,970	60,225

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppMStSCapS		OppMStS		OppStratBdS		PVTGroInc
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(7,030)	(982)	(80,994)	(55,470)	408,996	578,415	(117)	2,364
Realized gain (loss) on investments	24,082	(1,224)	1,237,109	950,612	540,866	333,685	40,998	44,328
Change in unrealized gain (loss) on investments	(78,062)	20,921	(607,993)	1,275,547	628,658	200,842	(255,293)	59,491
Reinvested capital gains	12,186	–	–	–	–	–	147,855	22,621

Net increase (decrease) in contract owners’ equity resulting from operations	(48,824)	18,715	548,122	2,170,689	1,578,520	1,112,942	(66,557)	128,804

Equity transactions:
Purchase payments received from contract owners (note 3)	63,506	27,722	355,191	631,585	960,518	952,759	34,828	30,495
Transfers between funds	411,603	238,690	(395,774)	(888,469)	2,787,206	(798,500)	(44,366)	(18,515)
Redemptions (note 3)	(93,989)	(4,762)	(2,174,222)	(1,565,641)	(4,102,070)	(2,264,103)	(63,126)	(88,942)
Annuity benefits	–	–	–	–	(943)	(903)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(163)	(289)	(37,124)	(23,581)	(28,784)	(33,944)	(320)	(1,370)
Adjustments to maintain reserves	(83)	(1)	48	1,748	441	974	4	(49)

Net equity transactions	380,874	261,360	(2,251,881)	(1,844,358)	(383,632)	(2,143,717)	(72,980)	(78,381)

Net change in contract owners’ equity	332,050	280,075	(1,703,759)	326,331	1,194,888	(1,030,775)	(139,537)	50,423
Contract owners’ equity beginning of period	280,075	–	17,947,530	17,621,199	19,552,962	20,583,737	1,026,524	976,101

Contract owners’ equity end of period	$612,125	280,075	16,243,771	17,947,530	20,747,850	19,552,962	886,987	1,026,524

CHANGES IN UNITS:
Beginning units	26,424	–	1,385,272	1,540,005	1,404,214	1,564,648	64,212	69,841

Units purchased	77,814	31,132	67,739	131,889	474,685	216,376	17,535	8,278
Units redeemed	(45,934)	(4,708)	(233,698)	(286,622)	(502,107)	(376,810)	(21,884)	(13,907)

Ending units	58,304	26,424	1,219,313	1,385,272	1,376,792	1,404,214	59,863	64,212

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PVTIntlEq		PVTSmCapV		PVTVoygr		STIIntlEq
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$11,382	(2,525)	(2,990)	(4,501)	(11,416)	(10,547)	8	(12)
Realized gain (loss) on investments	17,378	25,531	60,203	49,168	31,815	23,363	742	2,787
Change in unrealized gain (loss) on investments	(67,758)	91,281	(192,695)	(23,465)	14,970	20,292	(901)	(1,564)
Reinvested capital gains	84,199	–	64,711	59,186	–	–	281	–

Net increase (decrease) in contract owners’ equity resulting from operations	45,201	114,287	(70,771)	80,388	35,369	33,108	130	1,211

Equity transactions:
Purchase payments received from contract owners (note 3)	16,672	27,753	31,352	11,925	24,813	57,756	–	–
Transfers between funds	125,731	27,359	(82,487)	3,342	(99,987)	(80,475)	(1,642)	(129)
Redemptions (note 3)	(45,083)	(81,561)	(34,064)	(20,096)	(34,166)	(55,991)	(1,093)	(8,714)
Annuity benefits	–	–	(2,937)	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(513)	(139)	(90)	(453)	(165)	(767)	–	(422)
Adjustments to maintain reserves	(9)	16	53	(32)	(104)	(71)	(3)	(11)

Net equity transactions	96,798	(26,572)	(88,173)	(5,314)	(109,609)	(79,548)	(2,738)	(9,276)

Net change in contract owners’ equity	141,999	87,715	(158,944)	75,074	(74,240)	(46,440)	(2,608)	(8,065)
Contract owners’ equity beginning of period	537,136	449,421	600,850	525,776	917,188	963,628	2,608	10,673

Contract owners’ equity end of period	$679,135	537,136	441,906	600,850	842,948	917,188	–	2,608

CHANGES IN UNITS:
Beginning units	32,370	34,163	34,169	34,690	80,396	87,931	112	566

Units purchased	8,797	4,775	1,512	6,049	5,325	5,815	–	1
Units redeemed	(2,922)	(6,568)	(7,437)	(6,570)	(14,761)	(13,350)	(112)	(455)

Ending units	38,245	32,370	28,244	34,169	70,960	80,396	–	112

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	STIInvGrBd		STILgCapEq		STILgCapGr		STILgCapVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$123	193	(148)	(70)	(2,008)	(3,343)	(84)	6
Realized gain (loss) on investments	(96)	(3)	2,208	1,291	24,133	2,347	48,389	16,834
Change in unrealized gain (loss) on investments	34	(3)	(6,170)	3,248	(8,834)	9,587	(38,087)	33,642
Reinvested capital gains	–	–	4,116	4,581	6,343	16,265	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	61	187	6	9,050	19,634	24,856	10,218	50,482

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	2,116	–	–	–	2,644
Transfers between funds	(7,040)	–	(420)	(631)	(2,448)	(9,283)	(7,732)	29,229
Redemptions (note 3)	–	–	(6,313)	(3,262)	(188,973)	(7,668)	(144,587)	(62,696)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	–	–	(26)	(6,995)	(306)	(4,258)	(1,239)
Adjustments to maintain reserves	3	(2)	(12)	20	(34)	(27)	(7)	(14)

Net equity transactions	(7,037)	(2)	(6,745)	(1,783)	(198,450)	(17,284)	(156,584)	(32,076)

Net change in contract owners’ equity	(6,976)	185	(6,739)	7,267	(178,816)	7,572	(146,366)	18,406
Contract owners’ equity beginning of period	6,976	6,791	71,740	64,473	289,474	281,902	285,683	267,277

Contract owners’ equity end of period	$–	6,976	65,001	71,740	110,658	289,474	139,317	285,683

CHANGES IN UNITS:
Beginning units	630	630	3,919	4,035	21,833	23,224	15,461	17,455

Units purchased	–	–	8	120	80	276	92	2,262
Units redeemed	(630)	–	(354)	(236)	(14,489)	(1,667)	(8,126)	(4,256)

Ending units	–	630	3,573	3,919	7,424	21,833	7,427	15,461

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	STIMidCapEq		STISmCapVal		DrySRGro		VKLCom2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,622)	(1,957)	(193)	(815)	(2,310)	(4,167)	69,339	1,205
Realized gain (loss) on investments	34,256	3,809	1,642	1,393	15,569	5,657	1,338,144	1,567,647
Change in unrealized gain (loss) on investments	(35,458)	331	(26,197)	(12,191)	11,650	28,825	(2,457,488)	57,283
Reinvested capital gains	13,430	13,592	25,202	28,037	–	–	469,378	1,291,219

Net increase (decrease) in contract owners’ equity resulting from operations	10,606	15,775	454	16,424	24,909	30,315	(580,627)	2,917,354

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	13,737	–	5,940	359	351,535	804,844
Transfers between funds	476	(6,459)	210	(10,577)	(12,039)	(10,887)	(347,976)	(312,654)
Redemptions (note 3)	(106,395)	(3,780)	(24,362)	–	(45,398)	(15,894)	(3,377,562)	(3,199,877)
Annuity benefits	–	–	–	–	–	–	(680)	(628)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(3,940)	(150)	–	–	(61)	(46)	(34,463)	(40,421)
Adjustments to maintain reserves	(15)	2	(6)	23	3	12	617	1,675

Net equity transactions	(109,874)	(10,387)	(10,421)	(10,554)	(51,555)	(26,456)	(3,408,529)	(2,747,061)

Net change in contract owners’ equity	(99,268)	5,388	(9,967)	5,870	(26,646)	3,859	(3,989,156)	170,293
Contract owners’ equity beginning of period	184,726	179,338	117,680	111,810	413,707	409,848	21,536,235	21,365,942

Contract owners’ equity end of period	$85,458	184,726	107,713	117,680	387,061	413,707	17,547,079	21,536,235

CHANGES IN UNITS:
Beginning units	9,935	10,525	5,093	5,562	38,573	41,096	1,520,299	1,726,728

Units purchased	60	71	558	47	808	257	190,268	259,024
Units redeemed	(5,524)	(661)	(1,053)	(516)	(5,642)	(2,780)	(425,954)	(465,453)

Ending units	4,471	9,935	4,598	5,093	33,739	38,573	1,284,613	1,520,299

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKLStratGro2		VKUCorPlus2		VKUUSRE2
Investment activity:	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(70,210)	(73,788)	59,364	61,919	(25,902)	(22,220)
Realized gain (loss) on investments	355,644	310,234	(14,925)	(17,390)	881,728	507,794
Change in unrealized gain (loss) on investments	421,832	(196,895)	41,886	(7,593)	(2,322,436)	848,888
Reinvested capital gains	–	–	–	12,348	485,757	342,186

Net increase (decrease) in contract owners’ equity resulting from operations	707,266	39,551	86,325	49,284	(980,853)	1,676,648

Equity transactions:
Purchase payments received from contract owners (note 3)	82,956	106,519	440,190	48,459	496,006	344,450
Transfers between funds	(258,897)	(114,899)	213,964	91,258	(2,119,024)	1,679,157
Redemptions (note 3)	(504,048)	(387,607)	(986,868)	(312,272)	(781,550)	(629,322)
Annuity benefits	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(5,005)	(6,918)	(223)	(416)	(3,778)	(5,093)
Adjustments to maintain reserves	(202)	(256)	(37)	(45)	733	2,840

Net equity transactions	(685,196)	(403,161)	(332,974)	(173,016)	(2,407,613)	1,392,032

Net change in contract owners’ equity	22,070	(363,610)	(246,649)	(123,732)	(3,388,466)	3,068,680
Contract owners’ equity beginning of period	5,121,527	5,485,137	2,191,757	2,315,489	7,370,089	4,301,409

Contract owners’ equity end of period	$5,143,597	5,121,527	1,945,108	2,191,757	3,981,623	7,370,089

CHANGES IN UNITS:
Beginning units	517,589	560,959	200,767	216,760	266,611	211,373

Units purchased	40,547	77,585	93,337	40,231	90,131	151,570
Units redeemed	(106,542)	(120,955)	(122,728)	(56,224)	(179,661)	(96,332)

Ending units	451,594	517,589	171,376	200,767	177,081	266,611

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF – Basic Value Fund – Series II (AIMBValue2)

AIM VIF – Capital Appreciation Fund – Series II (AIMCapAp2)

AIM VIF – Capital Development Fund – Series I (AIMCapDev)

AIM VIF – Capital Development Fund – Series II (AIMCapDev2)

AIM VIF – Core Equity Fund – Series I (AIMCoreEq)

AIM VIF – Core Equity Fund – Series II (AIMCoreEq2)

AIM VIF – International Growth Fund – Series II (AIMIntGr2)

AIM VIF – Mid Cap Core Equity Fund – Series I (AIMMidCpCor)

AIM VIF – Premier Equity Fund – Series I (AIMPreEq)*

AIM VIF – Premier Equity Fund – Series II (AIMPreEq2)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS – Growth and Income Portfolio – Class B (AlVGrIncB)

AllianceBernstein VPS – International Value Portfolio – Class B (AlVIntlValB)

AllianceBernstein VPS – Large Cap Growth Portfolio – Class B (AlVLrgCpGrB)

AllianceBernstein VPS – Small Mid Cap Value Portfolio – Class B (AlVSmMdCpB)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Dreyfus Stock Index Fund, Inc. – Service Shares (DryStklxS)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS)

Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS)

Federated IS – High Income Bond II – Service Shares (FedHiIncS)

Federated IS – International Equity Fund II (FedIntEq)

Federated IS – Mid Cap Growth Strategies Fund II (FedMidCpGr2)

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr)

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)

Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2)

Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)

Fidelity® VIP – High Income Portfolio – Initial Class R (FidVIPHIR)

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS)

Fidelity® VIP – High Income Portfolio – Service Class 2 (FidVIPHIS2)

Fidelity® VIP – High Income Portfolio – Service Class 2R (FidVIPHIS2R)

Fidelity® VIP – High Income Portfolio – Service Class R (FidVIPHISR)

Fidelity® VIP – Money Market Portfolio – Initial Class (FidVIPMMkt)

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)

Fidelity® VIP – Overseas Portfolio – Service Class 2 (FidVIPOvS2)

Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)

Fidelity® VIP – Value Portfolio – Service Class (FidVIPVal)

Fidelity® VIP – Value Portfolio – Service Class 2 (FidVIPVal2)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Asset Manager Growth Portfolio – Initial Class (FidVIPAMGr)

Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class (FidVIPAMGrS)

Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class 2 (FidVIPAMGrS2)

Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM)

Fidelity® VIP II – Asset Manager Portfolio – Service Class (FidVIPAMS)

Fidelity® VIP II – Asset Manager Portfolio – Service Class 2 (FidVIPAMS2)

Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon)

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

Fidelity® VIP II – Index 500 Portfolio – Initial Class (FidVIPIdx500)

Fidelity® VIP II – Investment Grade Bond Portfolio – Initial Class (FidVIPIGBd)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Aggressive Growth Portfolio – Service Class (FidVIPAgGrS)

Fidelity® VIP III – Aggressive Growth Portfolio – Service Class 2 (FidVIPAgGrS2)

Fidelity® VIP III – Balanced Portfolio – Initial Class (FidVIPBal)

Fidelity® VIP III – Balanced Portfolio – Service Class (FidVIPBalS)

Fidelity® VIP III – Balanced Portfolio – Service Class 2 (FidVIPBalS2)

Fidelity® VIP III – Dynamic Capital Appreciation Portfolio – Service Class (FidVIPDyCapS)

Fidelity® VIP III – Dynamic Capital Appreciation Portfolio – Service Class 2 (FidVIPDyCapS2)

Fidelity® VIP III – Growth & Income Portfolio – Initial Class (FidVIPGrIn)

Fidelity® VIP III – Growth & Income Portfolio – Service Class (FidVIPGrInS)

Fidelity® VIP III – Growth & Income Portfolio – Service Class 2 (FidVIPGrInS2)

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp)

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class 2 (FidVIPGrOpS2)

Fidelity® VIP III – Mid Cap Portfolio – Initial Class (FidVIPMCap)

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP – Foreign Securities Fund – Class 1 (FrVIPForSec)

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv)

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the MFS Variable Insurance Trust (MFS VIT);

MFS VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS)

MFS VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS)

MFS VIT – New Discovery Series – Service Class (MFSNewDiscS)

MFS VIT – Value Series – Service Class (MFSValueS)

MTB Large Cap Growth Fund II (MTBLgCapGr)

MTB Large Cap Value Fund II (MTBLgCapV)

MTB Managed Allocation Fund – Moderate Growth II (MTBModGr)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2)

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2)

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2)

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2)

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2)

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)

Nationwide VIT – Gartmore Emerging Markets Fund – Class II (NVITEmMrkts2)

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI (NVITEmMrkts6)

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – International Value Fund – Class III (NVITIntVal3)

Nationwide VIT – International Value Fund – Class VI (NVITIntVal6)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)

Nationwide VIT – Mid Cap Growth Fund – Class II (NVITMdCpGr2)

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)

Nationwide VIT – Mid Cap Index Fund – Class II (NVITMidCap2)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II

    (formerly Gartmore GVIT – Small Cap Growth Fund – Class II) (NVITSmCapGr2)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

    (formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II

    (formerly Gartmore GVIT – Small Cap Value Fund – Class II) (NVITSmCapVal2)

Nationwide VIT – Multi-Manager Small Company Fund – Class I

    (formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Multi-Manager Small Company Fund – Class II

    (formerly Gartmore GVIT – Small Company Fund – Class II) (NVITSmComp2)

Nationwide VIT – Nationwide Fund – Class II (NVITNWFund2)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS)

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Capital Appreciation Fund – Service Class (OppCapApS)

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3)

Oppenheimer VAF – Global Securities Fund – Class 4 (OppGlSec4)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)

Oppenheimer VAF – Global Securities Fund – Service Class (OppGlSecS)

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3)

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc)

Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares (OppMStSCap)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Oppenheimer VAF – Main Street Small Cap Fund® – Service Class (OppMStSCapS)

Oppenheimer VAF – Main Street® – Service Class (OppMStS)

Oppenheimer VAF – Strategic Bond Fund – Service Class (OppStratBdS)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc)

Putnam VT – International Equity Fund – IB Shares (PVTIntlEq)

Putnam VT – Small Cap Value Fund – IB Shares (PVTSmCapV)

Putnam VT – Voyager Fund – IB Shares (PVTVoygr)

Portfolios of the STI Classic Variable Trust;

STI Classic Variable Trust – International Equity Fund (STIIntlEq)*

STI Classic Variable Trust – Investment Grade Bond Fund (STIInvGrBd)*

STI Classic Variable Trust – Large Cap Core Equity Fund

    (formerly STI Classic Variable Trust – Large Cap Relative Value Fund) (STILgCapEq)

STI Classic Variable Trust – Large Cap Growth Stock Fund

    (formerly STI Classic Variable Trust – Capital Appreciation Fund) (STILgCapGr)

STI Classic Variable Trust – Large Cap Value Equity Fund (STILgCapVal)

STI Classic Variable Trust – Mid-Cap Core Equity Fund

    (formerly STI Classic Variable Trust – Mid Cap Equity Fund) (STIMidCapEq)

STI Classic Variable Trust – Small Cap Value Equity Fund (STISmCapVal)

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT – Comstock Portfolio – Class II (VKLCom2)

Van Kampen LIT – Strategic Growth Portfolio – Class II (VKLStratGro2)

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKUCorPlus2)

Van Kampen UIF – U.S. Real Estate Portfolio – Class II (VKUUSRE2)

*At December 31, 2007, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge, not to exceed 7% of purchase payments surrendered. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-7 Options	Nationwide Classic	Nationwide Select	All American Annutiy(5)
Variable Account Charges – Recurring	1.30%	1.40%	0.95%
Reduced Purchase Payment Option	–	–	0.25%
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	–	–	0.15%
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	–	–	0.10%
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	–	–	0.05%
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	–	–	0.15%
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options:
One-Year Enhanced	–	–	0.15%(3)
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced	–	–	0.20%(3)

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.

One-Year Step Up	–	0.05%(2)	0.05%(4)
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
5% Enhanced	–	0.10%(2)	0.10%(4)

If death before annuitization, benefit will be greater of (i) contract value or (ii) total of all purchase payments less surrenders with 5% simple interest from purchase to most recent contract anniversary prior to annuitants 86th birthday less surrenders.

Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	–	–	0.45%
Option 2	–	–	0.30%
Extra Value Option (EV)	–	–	0.45%

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	–	–	0.40%
Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option	–	–	0.50%
Provides a return of principle over the elected program period.

Maximum Variable Account Charges(1):	1.30%	1.50%	3.65%

(1)

When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(2)	For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.
(3)	For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.
(4)	For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.
(5)	Includes Sun Trust, M&T and Compass products.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2007.

	Total	AIMBValue2	AIMCapAp2	AIMCapDev	AIMCapDev2	AIMCoreEq	AIMCoreEq2	AIMIntGr2

0.95%	$2,955,437	28,646	3,726	252	1,547	2,701	3,956	4,108
1.00%	1,229,164	5,607	237	–	395	–	376	546
1.05%	306,556	1,473	59	–	444	–	133	82
1.10%	1,869,900	13,144	6,828	2,417	376	2,985	4,454	2,903
1.15%	720,339	6,729	3,081	–	434	–	423	1,798
1.20%	237,972	2,829	664	–	149	318	188	233
1.25%	277,963	3,543	1,816	–	–	–	113	240
1.30%	1,082,987	5,941	1,053	–	–	–	505	1,122
1.35%	82,903	593	74	–	297	72	45	95
1.40%	6,410,872	45,726	6,118	227	2,492	21	8,833	3,069
1.45%	746,504	3,123	937	–	45	–	1,299	573
1.50%	196,381	2,139	10	–	230	–	217	–
1.55%	1,799,740	17,941	4,198	–	1,159	629	4,721	3,131
1.60%	824,624	18,918	1,687	–	557	–	1,722	824
1.65%	306,371	2,845	626	–	695	–	67	63
1.70%	264,822	7,288	2,439	–	–	–	461	144
1.75%	311,157	3,358	700	–	22	–	360	361
1.80%	172,874	1,586	707	–	642	–	263	71
1.85%	184,284	2,329	2,202	–	–	–	1,831	11
1.90%	62,879	2,539	–	–	–	–	41	–
1.95%	26,207	248	–	–	–	–	–	–
2.00%	154,659	239	1,530	–	–	–	–	–
2.05%	99,558	1,907	691	–	13	–	316	–
2.10%	22,604	100	90	–	–	–	319	14
2.15%	59,954	1,309	135	–	–	–	676	–
2.20%	28,296	7	536	–	–	–	–	–
2.25%	51,888	758	356	–	–	–	285	–
2.30%	18,754	173	–	–	–	–	–	9
2.35%	23,905	2,874	883	–	–	–	136	–
2.40%	2,749	533	–	–	–	–	–	–
2.45%	1,286	19	–	–	–	–	–	–
2.55%	558	–	–	–	–	–	–	–
2.60%	936	244	124	–	–	–	–	–
2.70%	633	–	–	–	–	–	–	–

Totals	$20,535,716	184,708	41,507	2,896	9,497	6,726	31,740	19,397

	AIMMidCpCor	AlVGrIncB	AlVIntlValB	AlVLrgCpGrB	AlVSmMdCpB	DryIPSmCap	DryStkIx	DryStklxS
0.95%	$2,952	14,263	15,818	6,433	23,371	2,830	6,807	13,295
1.00%	–	2,225	3,150	763	5,939	–	–	1,754
1.05%	–	2,067	285	101	1,732	–	21	–
1.10%	5,698	15,059	7,514	2,839	19,848	6,821	11,562	6,062
1.15%	31	6,652	2,937	1,486	8,710	36	62	1,044
1.20%	36	1,710	1,404	262	2,055	306	149	1,008
1.25%	–	3,606	394	27	4,649	27	118	2,559
1.30%	–	4,866	1,416	746	2,341	–	–	2,693
1.35%	131	320	78	20	970	287	1,551	706
1.40%	244	20,447	21,404	9,067	40,743	1,669	4,331	4,383
1.45%	–	3,859	285	402	2,480	–	–	3,793
1.50%	–	180	921	107	882	288	544	833
1.55%	323	14,883	6,461	4,924	26,117	724	4,130	10,797
1.60%	–	6,693	6,536	2,865	6,955	–	77	8,847
1.65%	24	4,939	223	194	1,711	55	8	2,788
1.70%	–	2,199	2,224	177	4,799	–	–	2,535
1.75%	39	6,223	2,542	1,623	2,536	38	–	1,878
1.80%	–	4,202	784	14	1,888	–	–	957
1.85%	–	1,160	1,060	307	2,993	–	–	610
1.90%	–	2,511	–	1,805	92	–	–	71
1.95%	–	546	–	9	528	–	–	–
2.00%	–	89	396	–	2,335	–	–	–
2.05%	–	316	391	98	39	–	–	229
2.10%	–	310	–	58	136	–	–	19

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	AIMMidCpCor	AlVGrIncB	AlVIntlValB	AlVLrgCpGrB	AlVSmMdCpB	DryIPSmCap	DryStkIx	DryStklxS

2.15%	–	3,221	1,316	505	1,347	–	–	143
2.20%	–	–	–	–	264	–	–	–
2.25%	–	2,321	–	1,135	–	–	–	2,006
2.30%	–	385	10	670	31	–	–	–
2.35%	–	1,487	–	–	–	–	–	120
2.40%	–	395	140	1	128	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$9,478	127,134	77,689	36,638	165,619	13,081	29,360	69,130

	FedAmLeadS	FedCapApS	FedHiIncS	FedIntEq	FedMidCpGr2	FedQualBd	FedQualBdS	FidVIPEI

0.95%	$5,628	6,277	19,035	577	1,512	7,696	20,159	–
1.00%	1,682	594	2,071	–	–	–	7,098	–
1.05%	81	678	1,382	123	–	–	616	–
1.10%	4,434	2,633	20,061	1,373	5,986	17,537	23,709	–
1.15%	2,133	3,461	10,938	334	–	983	12,237	–
1.20%	200	368	1,348	–	70	253	2,741	–
1.25%	409	99	2,116	–	124	735	3,795	–
1.30%	2,541	339	2,103	–	39	–	7,062	58,721
1.35%	582	103	308	–	212	391	1,163	–
1.40%	1,790	3,707	29,911	148	169	1,928	31,728	369,256
1.45%	1,613	1,665	3,384	–	–	–	6,117	8,307
1.50%	–	1	787	–	847	952	923	8,601
1.55%	2,568	9,175	26,495	–	816	6,383	35,714	–
1.60%	2,167	1,538	10,207	–	–	93	6,895	–
1.65%	1,074	301	1,972	–	82	40	879	–
1.70%	553	95	2,142	–	–	–	3,203	–
1.75%	1,108	657	6,987	–	76	–	1,617	–
1.80%	618	35	549	–	–	–	2,001	–
1.85%	332	621	3,324	–	–	–	3,622	–
1.90%	–	–	78	–	–	–	116	–
1.95%	–	–	–	–	–	–	50	–
2.00%	145	62	12,671	–	–	–	51	–
2.05%	865	–	–	–	–	–	297	–
2.10%	5	–	199	–	–	–	48	–
2.15%	22	–	–	–	–	–	108	–
2.20%	–	–	–	–	–	–	80	–
2.25%	725	1,301	–	–	–	–	–	–
2.30%	–	652	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$31,275	34,362	158,068	2,555	9,933	36,991	172,029	444,885

	FidVIPEIS	FidVIPEIS2	FidVIPGr	FidVIPGrS	FidVIPGrS2	FidVIPHI	FidVIPHIR	FidVIPHIS

0.95%	$118,915	101,457	–	105,681	62,250	–	–	47,526
1.00%	74,720	16,590	–	108,769	24,203	–	–	38,645
1.05%	23,630	3,843	–	23,787	2,684	–	–	9,852
1.10%	28,248	72,478	–	1,516	37,769	–	–	359
1.15%	729	38,563	–	329	13,561	–	–	227
1.20%	556	8,476	–	519	6,717	–	–	171
1.25%	320	23,103	–	649	2,991	–	–	62
1.30%	177	11,451	48,378	130	3,007	29,923	–	–
1.35%	1,797	3,513	–	77	2,326	–	–	–
1.40%	3,002	129,869	263,954	1,551	69,175	240,825	11,730	658
1.45%	2,468	43,342	15,597	3,460	34,619	3,829	304	1,029
1.50%	1,335	8,623	9,025	782	3,204	5,792	–	896
1.55%	10,628	93,308	–	77	39,487	–	–	–
1.60%	81	27,854	–	110	12,046	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPEIS	FidVIPEIS2	FidVIPGr	FidVIPGrS	FidVIPGrS2	FidVIPHI	FidVIPHIR	FidVIPHIS

1.65%	154	10,090	–	263	3,316	–	–	–
1.70%	–	12,353	–	53	7,996	–	–	–
1.75%	79	13,967	–	–	768	–	–	–
1.80%	290	10,350	–	–	2,606	–	–	–
1.85%	–	7,391	–	–	2,914	–	–	–
1.90%	–	1,480	–	–	445	–	–	–
1.95%	–	1,395	–	–	–	–	–	–
2.00%	–	8,790	–	–	825	–	–	–
2.05%	–	5,736	–	–	3,226	–	–	–
2.10%	–	60	–	–	33	–	–	–
2.15%	–	1,509	–	–	356	–	–	–
2.20%	–	234	–	–	–	–	–	–
2.25%	–	1,060	–	–	1,230	–	–	–
2.30%	–	596	–	–	109	–	–	–
2.35%	–	963	–	–	159	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	17	–	–	–
2.55%	–	124	–	–	–	–	–	–
2.60%	–	30	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$267,129	658,598	336,954	247,753	338,039	280,369	12,034	99,425

	FidVIPHIS2	FidVIPHIS2R	FidVIPHISR	FidVIPMMkt	FidVIPOv	FidVIPOvS	FidVIPOvS2	FidVIPOvS2R

0.95%	$28,302	1,941	1,539	36,024	–	43,571	23,078	18,996
1.00%	11,478	280	489	43,538	–	39,016	12,950	6,514
1.05%	1,750	8	291	9,621	–	4,650	332	2,164
1.10%	20,167	1,234	–	2,890	–	399	8,177	8,575
1.15%	11,665	2,211	–	1,958	–	679	3,965	2,920
1.20%	2,515	124	1	181	–	278	1,529	1,733
1.25%	3,435	152	–	100	–	155	767	682
1.30%	2,267	400	–	29,765	54,700	21	694	1,479
1.35%	1,070	26	–	–	–	–	171	420
1.40%	54,305	3,040	–	166,043	332,027	1,155	25,138	17,529
1.45%	22,281	432	–	15,102	4,895	3,881	10,274	4,723
1.50%	5,432	–	–	5,743	2,477	113	2,173	1,148
1.55%	24,297	1,715	–	8,403	–	46	8,940	13,625
1.60%	10,760	1,588	–	1,453	–	39	2,450	3,742
1.65%	3,528	84	–	343	–	–	1,586	1,857
1.70%	2,445	28	–	1,990	–	84	416	1,533
1.75%	2,980	–	–	84	–	–	2,469	805
1.80%	228	5	–	1	–	–	36	5,194
1.85%	733	99	–	1	–	–	–	504
1.90%	43	–	–	–	–	–	20	25
1.95%	526	–	–	404	–	–	550	118
2.00%	1,974	834	–	–	–	–	214	596
2.05%	–	4	–	–	–	–	–	147
2.10%	20	–	–	–	–	–	19	23
2.15%	–	–	–	–	–	–	398	–
2.20%	–	–	–	–	–	–	–	–
2.25%	98	–	–	–	–	–	114	35
2.30%	–	–	–	–	–	–	254	2,034
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	261
2.60%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$212,299	14,205	2,320	323,644	394,099	94,087	106,714	97,382

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FidVIPOvSR	FidVIPVal	FidVIPVal2	FidVIPAMGr	FidVIPAMGrS	FidVIPAMGrS2	FidVIPAM	FidVIPAMS

0.95%	$6,719	3,400	2,317	–	11,920	5,008	–	17,127
1.00%	1,959	2,037	408	–	11,750	1,223	–	12,835
1.05%	1,017	230	524	–	1,428	126	–	5,446
1.10%	2,343	114	1,803	–	231	1,726	–	–
1.15%	–	–	1,054	–	–	224	–	–
1.20%	88	–	174	–	47	161	–	–
1.25%	249	–	240	–	16	413	–	173
1.30%	–	–	–	5,198	–	–	8,782	–
1.35%	24	–	170	–	–	–	–	–
1.40%	286	–	4,539	35,173	383	4,744	51,973	57
1.45%	1,429	–	1,748	1,907	–	7,012	1,692	30
1.50%	–	–	1,442	915	71	887	315	82
1.55%	212	–	3,683	–	–	1,384	–	–
1.60%	–	–	329	–	–	1,011	–	–
1.65%	–	–	216	–	37	139	–	–
1.70%	–	–	–	–	–	62	–	–
1.75%	–	–	7	–	–	33	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	–	–	–	–	–	–	–
1.95%	–	–	–	–	–	–	–	–
2.00%	–	–	–	–	–	78	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$14,326	5,781	18,654	43,193	25,883	24,231	62,762	35,750

	FidVIPAMS2	FidVIPCon	FidVIPConS	FidVIPConS2	FidVIPIdx500	FidVIPIGBd	FidVIPAgGrS	FidVIPAgGrS2

0.95%	$6,988	–	166,658	114,322	147,734	68,747	486	4,392
1.00%	4,588	–	134,238	30,138	87,795	43,672	188	387
1.05%	244	–	33,723	4,210	20,617	17,128	–	276
1.10%	2,895	–	22,856	68,398	15,053	13,085	–	3,220
1.15%	2,361	–	637	29,274	3,399	3,909	–	2,685
1.20%	439	–	1,310	13,632	3,271	1,348	–	767
1.25%	1,556	–	599	16,809	1,777	1,057	–	275
1.30%	–	107,935	252	17,713	52,497	26,869	–	314
1.35%	–	–	699	4,911	1,385	104	–	253
1.40%	7,490	580,729	3,461	146,761	292,110	222,652	19	9,633
1.45%	4,525	16,698	7,546	47,733	39,782	30,984	–	1,817
1.50%	1,795	6,096	1,400	10,787	8,460	8,074	–	153
1.55%	3,156	–	2,846	161,873	21,069	14,687	–	7,506
1.60%	1,470	–	143	32,417	800	1,536	–	5,148
1.65%	164	–	564	12,444	1,044	369	–	438
1.70%	1,045	–	44	14,261	1,066	1,205	–	985
1.75%	–	–	76	16,625	90	50	–	311
1.80%	–	–	177	16,861	84	344	–	618
1.85%	–	–	120	10,671	–	16	–	1,294
1.90%	–	–	–	439	–	15	–	–
1.95%	–	–	–	2,796	70	84	–	513
2.00%	–	–	–	9,575	187	441	–	66
2.05%	–	–	–	3,818	–	–	–	–
2.10%	–	–	–	1,417	–	–	–	–
2.15%	–	–	–	2,945	–	–	–	620
2.20%	–	–	–	1,731	–	–	–	–
2.25%	–	–	–	5,000	–	–	–	1,154
2.30%	–	–	–	764	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPAMS2	FidVIPCon	FidVIPConS	FidVIPConS2	FidVIPIdx500	FidVIPIGBd	FidVIPAgGrS	FidVIPAgGrS2

2.35%	–	–	–	1,720	–	–	–	169
2.40%	–	–	–	97	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	55	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$38,716	711,458	377,349	800,197	698,290	456,376	693	42,994

	FidVIPBal	FidVIPBalS	FidVIPBalS2	FidVIPDyCapS	FidVIPDyCapS2	FidVIPGrIn	FidVIPGrInS	FidVIPGrInS2

0.95%	$–	48,847	16,499	4,331	7,368	–	76,432	28,653
1.00%	–	35,663	10,046	1,106	1,125	–	74,564	13,768
1.05%	–	8,237	830	329	473	–	25,925	2,525
1.10%	–	541	4,335	–	3,812	–	230	16,624
1.15%	–	353	1,444	–	3,363	–	168	9,188
1.20%	–	21	1,022	47	1,048	–	441	3,490
1.25%	–	92	1,586	–	397	–	710	3,916
1.30%	58,037	80	12	–	185	27,624	19	2,628
1.35%	–	–	677	–	37	–	–	1,201
1.40%	385,760	289	17,259	16	13,536	161,678	777	40,073
1.45%	2,559	126	19,858	43	9,368	4,735	617	22,552
1.50%	1,815	149	1,383	–	640	2,739	23	1,381
1.55%	–	–	16,619	–	9,520	–	–	27,188
1.60%	–	–	3,922	–	768	–	–	5,138
1.65%	–	–	1,680	–	629	–	–	2,549
1.70%	–	75	326	–	1,157	–	72	1,866
1.75%	–	–	129	–	734	–	–	10,809
1.80%	–	–	139	–	49	–	–	2,796
1.85%	–	–	–	–	196	–	–	2,974
1.90%	–	–	–	–	136	–	–	112
1.95%	–	–	768	–	–	–	–	507
2.00%	–	–	326	–	–	–	–	–
2.05%	–	–	–	–	34	–	–	1,217
2.10%	–	–	–	–	52	–	–	32
2.15%	–	–	–	–	242	–	–	423
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	877	–	–	545
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	655	–	–	386
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	19
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	32
2.70%	–	–	–	–	–	–	–	–

Totals	$448,171	94,473	98,860	5,872	56,401	196,776	179,978	202,592

	FidVIPGrOp	FidVIPGrOpS	FidVIPGrOpS2	FidVIPMCap	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2

0.95%	$–	88,559	13,410	–	84,589	124,745	918	13,152
1.00%	–	85,574	8,677	–	63,910	37,294	–	6,555
1.05%	–	17,114	625	–	14,031	3,078	–	1,473
1.10%	–	1,169	3,369	–	1,476	75,461	3,933	7,138
1.15%	–	99	1,609	–	483	23,633	301	7,214
1.20%	–	303	1,493	–	392	10,158	–	663
1.25%	–	416	330	–	397	13,815	41	2,002
1.30%	138,615	86	57	62,857	73	7,467	–	4,012
1.35%	–	–	482	–	–	5,061	–	435
1.40%	880,531	3,167	10,967	–	1,040	163,185	76	15,119
1.45%	8,363	288	12,105	–	7,478	67,623	–	2,227
1.50%	5,246	528	1,043	–	668	8,887	–	1,785
1.55%	–	35	2,932	–	132	157,364	1,011	12,239
1.60%	–	–	826	–	79	24,794	–	5,124
1.65%	–	30	412	–	191	9,924	–	3,266
1.70%	–	31	545	–	–	9,840	–	1,128
1.75%	–	–	–	–	–	8,344	78	1,716
1.80%	–	–	70	–	–	9,423	–	1,610

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPGrOp	FidVIPGrOpS	FidVIPGrOpS2	FidVIPMCap	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2

1.85%	–	–	–	–	68	5,477	–	1,429
1.90%	–	–	–	–	–	4,331	–	553
1.95%	–	–	–	–	–	997	–	–
2.00%	–	–	–	–	–	23,532	–	939
2.05%	–	–	–	–	–	7,793	–	3,422
2.10%	–	–	–	–	–	241	–	41
2.15%	–	–	–	–	–	2,930	–	541
2.20%	–	–	–	–	–	960	–	847
2.25%	–	–	187	–	–	8,311	–	2,036
2.30%	–	–	–	–	–	1,525	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	70	–	68
2.45%	–	–	–	–	–	37	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$1,032,755	197,399	59,139	62,857	175,007	816,300	6,358	96,734

	FrVIPForSec	FrVIPRisDiv	JAspRMgCore	MFSInvGrStS	MFSMidCapGrS	MFSNewDiscS	MFSValueS	MTBLgCapGr
0.95%	$1,164	8,223	741	7,349	11,836	5,954	15,558	8,249
1.00%	–	–	261	147	1,477	339	5,423	–
1.05%	66	–	241	620	82	246	1,725	–
1.10%	4,375	18,211	347	5,246	7,103	7,262	13,809	13,843
1.15%	–	69	24	8,161	2,873	6,758	10,596	–
1.20%	31	508	611	708	1,178	291	1,391	145
1.25%	–	232	–	2,079	1,386	651	2,097	–
1.30%	–	57	615	3,361	4,876	2,340	6,009	–
1.35%	110	861	2	222	696	231	499	282
1.40%	329	2,166	866	6,042	15,867	12,746	23,093	3,815
1.45%	–	–	65	1,064	1,705	415	4,006	–
1.50%	–	464	2,479	176	330	238	466	–
1.55%	435	4,365	188	2,919	9,797	3,355	18,681	3,961
1.60%	–	–	177	2,935	9,555	4,217	12,989	–
1.65%	–	23	556	2,180	2,218	500	2,525	6
1.70%	–	–	297	2,959	1,304	534	4,700	–
1.75%	–	92	207	1,902	2,506	605	7,311	–
1.80%	–	–	463	895	1,318	57	812	–
1.85%	–	–	23	2,784	2,611	736	6,703	–
1.90%	–	–	–	1,107	1,363	–	160	–
1.95%	–	–	–	267	896	–	781	–
2.00%	–	–	–	396	1,260	1,707	893	–
2.05%	–	–	170	1,256	992	1,747	1,622	–
2.10%	–	–	50	218	1,038	–	1,673	–
2.15%	–	–	895	1,994	895	–	–	–
2.20%	–	–	–	414	265	–	699	–
2.25%	–	–	283	347	1,588	–	721	–
2.30%	–	–	–	973	248	–	–	–
2.35%	–	–	–	5,646	935	–	–	–
2.40%	–	–	–	504	–	–	–	–
2.45%	–	–	–	19	7	9	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	407	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$6,510	35,271	9,561	65,297	88,205	50,938	144,942	30,301

	MTBLgCapV	MTBModGr	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2	NVITFHiInc3

0.95%	$7,686	78,699	8,686	3,285	8,881	395	8,642	–
1.00%	–	–	4,634	844	3,056	8	440	–
1.05%	–	456	90	518	32	–	683	–
1.10%	21,295	167,043	10,880	1,815	2,457	192	5,109	367
1.15%	296	17,009	238	521	183	198	77	69
1.20%	573	7,744	438	663	396	–	355	–
1.25%	52	1,372	351	954	157	–	73	466
1.30%	–	3,038	339	240	95	–	255	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MTBLgCapV	MTBModGr	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2	NVITFHiInc3

1.35%	435	5,415	124	16	8	6	10	46
1.40%	4,076	16,798	14,359	5,123	5,107	267	3,006	–
1.45%	–	–	1,905	559	974	60	1,016	–
1.50%	305	4,501	79	–	38	–	–	–
1.55%	8,455	46,149	18,384	2,420	6,452	303	4,355	769
1.60%	–	4,708	535	492	799	–	1,071	–
1.65%	144	1,235	81	701	552	27	306	–
1.70%	–	82	1,623	155	498	–	365	–
1.75%	–	277	1,217	573	567	29	149	–
1.80%	–	581	1,504	1,507	430	–	3,770	–
1.85%	–	120	3,262	727	2,289	–	68	–
1.90%	–	–	22	–	–	–	11	–
1.95%	–	–	200	–	–	–	–	–
2.00%	–	–	38	–	145	–	138	–
2.05%	–	–	342	–	–	–	–	–
2.10%	–	–	–	–	24	–	24	–
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$43,317	355,227	69,331	21,113	33,140	1,485	29,923	1,717

	NVITEmMrkts2	NVITEmMrkts6	NVITGvtBd	NVITIntVal3	NVITIntVal6	NVITIDAgg2	NVITIDCon2	NVITIDMod2

0.95%	$6,841	18,991	45,384	549	13,457	24,345	43,324	208,992
1.00%	1,960	11,943	7,348	–	5,732	412	4,272	13,024
1.05%	675	4,882	2,087	–	2,023	2,693	1,073	12,306
1.10%	4,835	6,738	38,051	2,509	6,835	48,240	65,132	285,544
1.15%	980	4,704	13,059	–	6,323	10,676	32,782	157,895
1.20%	163	1,306	4,291	–	387	1,930	15,508	66,262
1.25%	307	477	3,926	–	613	2,249	7,737	51,733
1.30%	754	2,928	5,564	–	2,248	15,329	19,884	98,244
1.35%	1	499	1,186	–	553	3,482	5,960	6,719
1.40%	8,912	30,846	58,799	769	19,773	47,980	48,086	350,740
1.45%	177	3,148	6,650	–	592	26,714	6,033	53,738
1.50%	869	429	3,129	–	196	1,749	2,596	10,309
1.55%	6,799	25,363	28,752	886	14,736	16,481	36,811	259,594
1.60%	412	7,066	19,566	–	1,360	34,605	23,576	213,111
1.65%	29	4,833	11,132	–	2,188	15,158	20,505	66,179
1.70%	37	1,852	2,179	–	1,843	14,813	6,958	45,046
1.75%	–	3,058	5,548	185	1,774	5,710	17,537	65,512
1.80%	–	6,687	1,755	–	2,202	8,723	5,924	29,836
1.85%	120	3,789	3,455	–	383	2,499	9,580	23,547
1.90%	–	76	4,871	–	301	6,403	–	14,848
1.95%	–	187	53	–	278	115	720	3,445
2.00%	944	22,128	5,265	–	603	3,272	41	13,129
2.05%	495	484	502	–	–	17,416	391	8,539
2.10%	–	31	49	–	33	53	26	2,328
2.15%	–	–	–	–	–	638	2,415	6,789
2.20%	–	–	–	–	–	464	–	1,720
2.25%	–	34	–	–	83	5,513	557	3,259
2.30%	–	315	216	–	1,501	484	–	273
2.35%	–	–	129	–	–	420	–	2,032
2.40%	–	–	–	–	–	25	–	227
2.45%	–	–	–	–	–	–	–	722
2.55%	–	–	–	–	–	–	–	173
2.60%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$35,310	162,794	272,946	4,898	86,017	318,591	377,428	2,075,815

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	NVITIDModAg2	NVITIDModCon2	NVITMdCpGr2	NVITMidCap	NVITMidCap2	NVITMyMkt	NVITSmCapGr2	NVITSmCapVal

0.95%	$133,296	65,851	833	3,218	17,089	83,426	7,151	1,013
1.00%	5,741	3,602	230	–	2,041	30,262	1,506	–
1.05%	1,308	734	–	–	1,030	3,844	137	–
1.10%	89,460	116,224	373	7,803	12,341	49,781	4,349	5,807
1.15%	46,710	59,946	531	479	6,047	12,286	1,420	–
1.20%	14,788	6,679	94	126	1,293	7,014	826	89
1.25%	36,140	17,301	16	27	524	4,207	1,947	–
1.30%	21,580	45,020	–	–	7,742	2,002	749	–
1.35%	5,781	3,797	–	268	1,016	1,359	362	–
1.40%	192,579	95,243	13	1,659	27,083	103,989	7,529	416
1.45%	41,021	15,199	95	–	2,611	11,502	315	–
1.50%	5,112	7,058	–	472	116	1,988	–	–
1.55%	68,440	84,938	405	1,473	9,925	69,208	4,927	610
1.60%	82,640	66,118	2,413	83	7,270	10,807	2,062	–
1.65%	37,101	22,360	8	–	1,073	5,522	365	–
1.70%	31,044	10,409	–	–	2,116	13,149	522	–
1.75%	23,486	17,769	32	55	4,412	6,098	588	30
1.80%	7,445	2,670	–	–	1,073	4,022	791	–
1.85%	11,766	3,313	552	–	886	2,622	2,234	–
1.90%	7,289	259	–	–	570	415	–	–
1.95%	1,076	1,464	–	–	–	1,575	239	–
2.00%	3,759	1,620	–	–	365	7,275	211	–
2.05%	7,534	4,868	725	–	1,737	5,314	654	–
2.10%	7,593	–	–	–	87	1,747	21	–
2.15%	19,044	1,594	–	–	337	605	725	–
2.20%	12,299	2,142	–	–	–	3,007	–	–
2.25%	1,165	231	–	–	1,541	2,764	–	–
2.30%	255	–	–	–	749	1,862	1,378	–
2.35%	967	51	–	–	61	1,028	–	–
2.40%	218	–	–	–	–	–	–	–
2.45%	30	15	–	–	6	248	11	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.70%	633	–	–	–	–	–	–	–

Totals	$917,300	656,475	6,320	15,663	111,141	448,928	41,019	7,965

	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund2	NBTARegS	NBTSocRes	OppCapApS	OppGlSec3

0.95%	$15,884	2,396	14,345	79	124	979	29,762	1,960
1.00%	2,652	–	3,503	–	–	161	1,409	–
1.05%	2,895	–	593	–	19	143	244	–
1.10%	7,213	4,682	10,937	325	1,347	87	30,541	3,772
1.15%	3,085	–	4,701	–	396	260	11,622	105
1.20%	1,360	41	1,331	–	–	–	3,827	27
1.25%	1,482	–	808	–	14	229	4,450	–
1.30%	990	–	523	–	–	7	7,653	–
1.35%	584	116	328	–	–	4	1,769	171
1.40%	17,627	440	14,887	29	531	2,197	34,959	2,110
1.45%	1,557	–	3,083	–	112	513	5,871	–
1.50%	1,552	132	188	–	–	215	1,379	397
1.55%	10,905	2,745	12,496	–	679	735	20,141	271
1.60%	7,480	–	4,055	173	2,129	995	14,477	–
1.65%	1,345	26	1,475	–	–	159	4,748	–
1.70%	744	–	3,244	–	–	315	2,984	–
1.75%	5,553	21	1,794	–	31	308	3,624	74
1.80%	816	–	1,467	–	4	238	1,776	–
1.85%	4,749	–	1,926	–	196	133	3,454	–
1.90%	10	–	50	–	–	–	2,781	–
1.95%	–	–	553	–	–	–	1,134	–
2.00%	14,743	–	2,656	–	–	–	2,903	–
2.05%	582	–	1,105	–	578	371	3,116	–
2.10%	37	–	67	–	–	–	811	–
2.15%	1,400	–	–	–	–	–	807	–
2.20%	573	–	–	–	–	426	623	–
2.25%	82	–	–	–	–	–	917	–
2.30%	137	–	–	–	–	–	642	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund2	NBTARegS	NBTSocRes	OppCapApS	OppGlSec3

2.35%	–	–	–	–	–	145	2,839	–
2.40%	–	–	–	–	–	–	343	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	44	–
2.70%	–	–	–	–	–	–	–	–

Totals	$106,037	10,599	86,115	606	6,160	8,620	201,650	8,887

	OppGlSec4	OppGlSec	OppGlSecS	OppHighInc3	OppHighInc	OppMStSCap	OppMStSCapS	OppMStS

0.95%	$22,931	4,236	15,105	501	3,858	4,332	1,215	33,044
1.00%	8,522	–	3,936	–	–	–	269	2,676
1.05%	4,626	–	192	–	–	122	109	231
1.10%	11,185	3,345	14,589	772	14,366	5,436	1,773	31,905
1.15%	4,660	–	11,715	–	771	61	140	11,876
1.20%	1,414	–	861	–	32	184	199	5,354
1.25%	3,688	–	3,479	–	634	–	14	4,300
1.30%	3,702	–	1,983	–	–	–	317	5,585
1.35%	1,139	26	371	–	220	45	–	1,584
1.40%	26,624	65	25,746	153	763	699	675	43,902
1.45%	4,056	–	1,024	–	–	–	270	4,113
1.50%	66	–	1,243	5	147	–	1	1,521
1.55%	19,211	1,324	13,033	–	267	873	1,143	33,549
1.60%	7,238	–	5,364	–	–	–	978	16,534
1.65%	2,679	–	708	–	41	46	–	4,698
1.70%	3,265	–	2,303	–	–	–	–	7,092
1.75%	3,234	–	1,935	4	21	–	111	3,855
1.80%	5,928	–	7	–	–	–	38	1,627
1.85%	4,879	–	3,172	–	–	–	338	5,559
1.90%	4	–	–	–	–	–	–	5,186
1.95%	233	–	1,847	–	–	–	–	367
2.00%	3,463	–	86	–	–	–	–	312
2.05%	258	–	–	–	–	–	3	2,997
2.10%	1,233	–	1,091	–	–	–	–	412
2.15%	244	–	–	–	–	–	–	283
2.20%	246	–	30	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	829
2.30%	–	–	–	–	–	–	–	590
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	53	–	–	–	–	–	–	19
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$144,781	8,996	109,820	1,435	21,120	11,798	7,593	230,000

	OppStratBdS	PVTGroInc	PVTIntlEq	PVTSmCapV	PVTVoygr	STIIntlEq	STIInvGrBd	STILgCapEq

0.95%	$41,403	1,475	427	947	1,607	5	–	29
1.00%	7,843	407	189	–	135	–	–	–
1.05%	2,595	–	–	–	–	–	–	–
1.10%	31,933	706	4,921	4,280	3,247	1	–	–
1.15%	12,974	554	–	–	–	–	–	412
1.20%	3,053	677	–	23	69	–	–	–
1.25%	5,902	–	–	–	–	–	–	–
1.30%	5,142	3,714	–	–	738	–	–	–
1.35%	1,822	–	263	258	75	–	–	–
1.40%	52,911	3,411	1,722	160	1,229	–	–	–
1.45%	6,442	121	–	–	1,082	–	–	166
1.50%	4,096	–	–	500	537	–	–	–
1.55%	31,611	720	263	–	1,322	–	31	–
1.60%	14,576	40	–	–	26	–	–	–
1.65%	4,024	–	–	58	–	–	–	–
1.70%	3,171	12	283	–	99	–	–	–
1.75%	14,022	352	–	–	390	–	–	–
1.80%	5,534	30	–	–	7	–	–	364

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	OppStratBdS	PVTGroInc	PVTIntlEq	PVTSmCapV	PVTVoygr	STIIntlEq	STIInvGrBd	STILgCapEq

1.85%	9,690	478	–	–	15	–	–	–
1.90%	705	–	–	–	59	–	–	–
1.95%	6	–	–	–	–	–	–	–
2.00%	970	–	–	–	–	–	–	–
2.05%	381	–	–	–	522	–	–	–
2.10%	173	34	–	–	–	–	–	–
2.15%	207	36	–	–	–	–	–	–
2.20%	6	–	–	–	–	–	–	–
2.25%	–	–	–	–	257	–	–	–
2.30%	358	217	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$261,550	12,984	8,068	6,226	11,416	6	31	971

	STILgCapGr	STILgCapVal	STIMidCapEq	STISmCapVal	DrySRGro	VKLCom2	VKLStratGro2	VKUCorPlus2

0.95%	$223	186	147	683	1,138	38,394	5,328	7,619
1.00%	–	–	–	–	–	8,443	915	1,616
1.05%	–	–	–	–	–	3,684	32	–
1.10%	–	1	–	47	2,104	28,314	6,142	1,245
1.15%	–	521	–	21	–	12,417	5,412	1,924
1.20%	–	–	–	–	–	2,426	1,135	1
1.25%	–	–	–	–	26	6,994	3,936	–
1.30%	–	–	–	–	–	8,536	2,841	288
1.35%	–	–	–	–	–	516	440	–
1.40%	–	–	–	397	312	56,735	16,151	1,488
1.45%	633	271	712	–	–	7,410	1,410	562
1.50%	86	111	–	–	14	5,616	2,254	74
1.55%	–	–	–	–	860	33,442	3,159	10,156
1.60%	943	634	478	–	–	12,492	3,135	787
1.65%	102	79	67	–	–	9,212	3,575	539
1.70%	–	–	–	–	–	7,535	1,566	22
1.75%	–	–	–	–	–	12,356	4,043	526
1.80%	442	354	378	–	–	4,081	630	39
1.85%	160	117	90	–	–	3,646	3,253	1,525
1.90%	–	551	–	–	–	391	465	–
1.95%	–	–	–	–	–	662	–	–
2.00%	–	–	–	–	–	92	55	–
2.05%	–	–	–	–	–	2,181	1,447	496
2.10%	–	–	–	–	–	245	161	8
2.15%	–	–	–	–	–	2,194	–	106
2.20%	–	–	–	–	–	364	359	–
2.25%	–	–	–	–	–	–	2,183	–
2.30%	–	–	–	–	–	416	162	–
2.35%	–	–	–	–	–	100	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	34	21	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–

Totals	$2,589	2,825	1,872	1,148	4,454	268,928	70,210	29,021

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

VKUUSRE2

0.95%	$11,777
1.00%	2,657
1.05%	2,022
1.10%	5,441
1.15%	4,088
1.20%	764
1.25%	1,281
1.30%	2,507
1.35%	389
1.40%	15,978
1.45%	2,569
1.50%	1,179
1.55%	15,197
1.60%	3,314
1.65%	1,380
1.70%	837
1.75%	1,395
1.80%	1,451
1.85%	2,546
1.90%	130
1.95%	–
2.00%	295
2.05%	174
2.10%	101
2.15%	–
2.20%	–
2.25%	–
2.30%	766
2.35%	–
2.40%	–
2.45%	–
2.55%	–
2.60%	–
2.70%	–

Totals	$78,238

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $27,710,944 and $31,628,852, respectively, and total transfers from the Account to the fixed account were $11,954,587 and $8,963,765, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $318 and $0 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $147,640 and $535,340 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2007. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AIM VIF – Basic Value Fund – Series II
2007	0.95% to 2.60%	938,809	$13.42 to 12.18	$12,325,218	0.32%	0.40% to -1.24%
2006	0.95% to 2.60%	1,147,537	13.37 to 12.33	15,064,760	0.12%	11.87% to 10.06%
2005	0.95% to 2.60%	1,394,538	11.95 to 11.20	16,429,623	0.00%	4.43% to 2.73%
2004	0.95% to 2.60%	1,498,502	11.44 to 10.90	16,966,976	0.00%	9.79% to 8.05%
2003	0.95% to 2.70%	1,352,155	10.42 to 10.07	13,999,545	0.00%	32.03% to 29.67%

AIM VIF – Capital Appreciation Fund – Series II
2007	0.95% to 2.60%	230,439	12.93 to 11.73	2,909,473	0.00%	10.67% to 8.86%
2006	0.95% to 2.60%	267,318	11.68 to 10.77	3,059,928	0.00%	5.05% to 3.35%
2005	0.95% to 2.60%	290,170	11.12 to 10.42	3,175,311	0.00%	7.55% to 5.80%
2004	0.95% to 2.60%	330,900	10.34 to 9.85	3,375,836	0.00%	5.32% to 3.63%
2003	0.95% to 2.35%	316,154	9.82 to 9.55	3,077,512	0.00%	27.96% to 26.12%

AIM VIF – Capital Development Fund – Series I
2007	0.95% to 1.40%	13,747	16.43 to 16.05	223,985	0.00%	9.79% to 9.36%
2006	0.95% to 1.40%	16,306	14.97 to 14.68	242,377	0.00%	15.42% to 14.97%
2005	0.95% to 1.40%	16,278	12.97 to 12.77	209,927	0.00%	8.57% to 8.13%
2004	0.95% to 1.40%	16,085	11.95 to 11.81	191,366	0.00%	14.40% to 13.98%
2003	0.95% to 1.40%	10,904	10.44 to 10.36	113,560	0.00%	34.07% to 33.45%

AIM VIF – Capital Development Fund – Series II
2007	0.95% to 2.05%	44,378	15.12 to 19.11	736,261	0.00%	9.49% to 8.34%
2006	0.95% to 1.80%	32,190	13.81 to 17.80	487,463	0.00%	15.15% to 14.25%
2005	0.95% to 1.80%	19,368	11.99 to 15.58	252,192	0.00%	8.23% to 7.36%
2004	0.95% to 1.80%	7,100	11.08 to 14.52	83,456	0.00%	10.78% to 10.19%	(a) (b)

AIM VIF – Core Equity Fund – Series I
2007	0.95% to 1.55%	53,441	11.61 to 13.06	624,683	1.12%	7.08% to 6.50%
2006	0.95% to 1.55%	57,148	10.85 to 12.26	624,218	1.07%	8.46% to 8.06%	(a) (b)

AIM VIF – Core Equity Fund – Series II
2007	0.95% to 2.35%	167,172	11.57 to 11.31	1,920,889	0.75%	6.85% to 5.39%
2006	0.95% to 2.35%	272,774	10.83 to 10.73	2,946,445	1.04%	8.29% to 7.27%	(a) (b)

AIM VIF – International Growth Fund – Series II
2007	0.95% to 2.10%	65,393	22.30 to 20.89	1,435,476	0.34%	13.35% to 12.14%
2006	0.95% to 2.30%	91,233	19.67 to 18.45	1,774,544	0.90%	26.67% to 25.07%
2005	0.95% to 2.30%	110,019	15.53 to 14.75	1,692,289	0.55%	16.59% to 15.10%
2004	0.95% to 2.30%	128,816	13.32 to 12.81	1,704,214	0.47%	22.53% to 20.98%
2003	0.95% to 2.30%	148,422	10.87 to 10.59	1,605,977	0.40%	27.38% to 25.62%

AIM VIF – Mid Cap Core Equity Fund – Series I
2007	0.95% to 1.55%	53,323	15.58 to 15.09	825,585	0.22%	8.50% to 7.90%
2006	0.95% to 1.65%	61,022	14.36 to 13.92	871,512	0.95%	10.19% to 9.45%
2005	0.95% to 1.75%	63,405	13.03 to 12.67	822,685	0.54%	6.60% to 5.79%
2004	0.95% to 1.75%	59,558	12.23 to 11.98	725,829	0.17%	12.74% to 11.92%
2003	0.95% to 1.75%	46,999	10.85 to 10.70	508,621	0.00%	26.11% to 25.09%

AIM VIF – Premier Equity Fund – Series I
2005	0.95% to 1.55%	50,633	11.15 to 9.24	555,376	0.86%	4.65% to 4.05%
2004	0.95% to 1.55%	49,381	10.65 to 8.88	517,581	0.54%	4.77% to 4.19%
2003	0.95% to 1.75%	35,260	10.17 to 8.48	349,853	0.39%	23.89% to 22.85%

AIM VIF – Premier Equity Fund – Series II
2005	0.95% to 2.35%	210,269	9.93 to 9.39	2,055,863	0.61%	4.36% to 2.92%
2004	0.95% to 2.35%	227,049	9.51 to 9.13	2,135,771	0.33%	4.49% to 3.07%
2003	0.95% to 2.35%	204,961	9.11 to 8.86	1,852,060	0.30%	23.64% to 21.85%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AllianceBernstein VPS – Growth and Income Portfolio – Class B
2007	0.95% to 2.40%	604,644	$14.50 to 13.32	$8,564,579	1.22%	3.86% to 2.39%
2006	0.95% to 2.40%	735,403	13.96 to 13.01	10,073,140	1.14%	15.88% to 14.23%
2005	0.95% to 2.40%	845,191	12.05 to 11.39	10,034,933	1.27%	3.61% to 2.13%
2004	0.95% to 2.40%	878,709	11.63 to 11.15	10,112,127	0.76%	10.17% to 8.64%
2003	0.95% to 2.70%	742,495	10.56 to 10.21	7,788,932	0.82%	30.93% to 28.61%

AllianceBernstein VPS – International Value Portfolio – Class B
2007	0.95% to 2.40%	205,466	26.88 to 24.75	5,422,580	0.99%	4.57% to 3.12%
2006	0.95% to 2.40%	271,312	25.70 to 24.00	6,873,247	1.34%	33.84% to 32.03%
2005	0.95% to 2.40%	323,653	19.20 to 18.18	6,148,550	0.48%	15.42% to 13.83%
2004	0.95% to 2.40%	380,692	16.64 to 15.97	6,281,818	0.46%	23.70% to 22.03%
2003	0.95% to 2.45%	465,461	13.45 to 13.07	6,221,573	0.34%	42.58% to 40.47%

AllianceBernstein VPS – Large Cap Growth Portfolio – Class B
2007	0.95% to 2.40%	235,240	12.29 to 11.28	2,827,412	0.00%	12.53% to 10.92%
2006	0.95% to 2.40%	261,485	10.93 to 10.17	2,803,216	0.00%	-1.58% to -2.98%
2005	0.95% to 2.40%	324,021	11.10 to 10.48	3,541,590	0.00%	13.75% to 12.14%
2004	0.95% to 2.40%	318,337	9.76 to 9.35	3,071,305	0.00%	7.32% to 5.80%
2003	0.95% to 2.30%	309,330	9.09 to 8.85	2,794,786	0.00%	22.20% to 20.49%

AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class B
2007	0.95% to 2.40%	610,638	17.94 to 16.50	10,745,008	0.77%	0.56% to -0.86%
2006	0.95% to 2.40%	750,612	17.84 to 16.65	13,182,370	0.24%	13.12% to 11.52%
2005	0.95% to 2.40%	865,217	15.77 to 14.93	13,486,108	0.56%	5.62% to 4.14%
2004	0.95% to 2.40%	898,836	14.94 to 14.33	13,302,384	0.08%	17.94% to 16.34%
2003	0.95% to 2.40%	859,724	12.66 to 12.32	10,816,970	0.49%	39.55% to 37.54%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.95% to 1.65%	64,660	16.02 to 14.32	1,014,236	0.41%	-1.60% to -2.26%
2006	0.95% to 1.65%	75,679	16.28 to 14.65	1,210,663	0.41%	13.33% to 12.59%
2005	0.95% to 1.75%	78,129	14.37 to 12.97	1,103,814	0.00%	6.22% to 5.43%
2004	0.95% to 1.75%	70,029	13.53 to 12.30	938,233	0.46%	20.73% to 19.88%
2003	0.95% to 1.75%	45,605	11.21 to 10.26	507,629	0.26%	36.47% to 35.35%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.95% to 1.65%	178,617	14.61 to 11.57	2,450,522	1.75%	4.25% to 3.57%
2006	0.95% to 1.60%	185,956	14.02 to 11.20	2,458,545	1.65%	14.40% to 13.70%
2005	0.95% to 1.60%	196,318	12.25 to 9.85	2,280,067	1.64%	3.70% to 3.06%
2004	0.95% to 1.60%	174,082	11.81 to 9.56	1,983,446	1.98%	9.59% to 8.95%
2003	0.95% to 1.55%	129,158	10.78 to 8.79	1,343,041	1.59%	27.15% to 26.36%

Dreyfus Stock Index Fund, Inc. – Service Shares
2007	0.95% to 2.35%	296,978	16.32 to 15.34	4,773,801	1.51%	3.99% to 2.57%
2006	0.95% to 2.35%	341,893	15.69 to 14.96	5,302,944	1.37%	14.11% to 12.55%
2005	0.95% to 2.35%	360,175	13.75 to 13.29	4,915,059	1.41%	3.44% to 2.02%
2004	0.95% to 2.35%	363,953	13.29 to 13.02	4,817,048	1.78%	9.30% to 7.84%
2003	0.95% to 2.35%	159,827	12.16 to 12.08	1,941,207	0.84%	21.60% to 20.50%	(a) (b)

Federated IS – American Leaders Fund II – Service Shares
2007	0.95% to 2.25%	177,540	11.83 to 10.99	2,064,880	1.30%	-10.72% to -11.87%
2006	0.95% to 2.25%	209,203	13.25 to 12.47	2,731,670	1.25%	15.38% to 13.91%
2005	0.95% to 2.25%	237,603	11.48 to 10.95	2,697,263	1.25%	3.78% to 2.46%
2004	0.95% to 2.25%	242,829	11.07 to 10.68	2,663,199	1.28%	8.46% to 7.12%
2003	0.95% to 2.70%	203,311	10.20 to 9.90	2,062,876	0.47%	26.11% to 23.86%

Federated IS – Capital Appreciation Fund II – Service Shares
2007	0.95% to 2.30%	192,620	13.34 to 12.35	2,518,355	0.57%	8.59% to 7.18%
2006	0.95% to 2.30%	213,327	12.28 to 11.53	2,577,261	0.54%	14.68% to 13.16%
2005	0.95% to 2.30%	236,385	10.71 to 10.19	2,499,084	0.80%	0.73% to -0.61%
2004	0.95% to 2.30%	266,015	10.63 to 10.25	2,800,440	0.46%	6.09% to 4.71%
2003	0.95% to 2.25%	231,866	10.02 to 9.80	2,309,010	0.19%	22.70% to 21.07%

Federated IS – High Income Bond II – Service Shares
2007	0.95% to 2.10%	733,907	14.87 to 13.91	10,679,523	7.88%	2.20% to 1.05%
2006	0.95% to 2.10%	875,905	14.55 to 13.77	12,509,632	8.16%	9.52% to 8.28%
2005	0.95% to 2.10%	944,507	13.28 to 12.71	12,361,109	7.61%	1.30% to 0.16%
2004	0.95% to 2.10%	1,065,920	13.11 to 12.69	13,837,890	6.77%	9.11% to 7.91%
2003	0.95% to 2.10%	989,694	12.02 to 11.76	11,817,284	5.07%	20.64% to 19.30%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Federated IS – International Equity Fund II
2007	0.95% to 1.40%	14,935	$15.80 to 15.43	$234,292	0.18%	8.50% to 8.07%
2006	0.95% to 1.40%	15,736	14.56 to 14.28	227,795	0.19%	17.76% to 17.32%
2005	0.95% to 1.40%	15,775	12.37 to 12.17	194,159	0.00%	8.04% to 7.60%
2004	0.95% to 1.40%	18,034	11.45 to 11.31	205,713	0.00%	12.98% to 12.57%
2003	0.95% to 1.40%	14,585	10.13 to 10.05	147,361	0.00%	30.60% to 29.96%

Federated IS – Mid Cap Growth Strategies Fund II
2007	0.95% to 1.65%	47,645	18.07 to 17.41	851,505	0.00%	16.89% to 16.14%
2006	0.95% to 1.65%	55,039	15.46 to 14.99	843,482	0.00%	7.21% to 6.51%
2005	0.95% to 1.65%	54,951	14.42 to 14.07	787,053	0.00%	11.64% to 10.92%
2004	0.95% to 1.65%	56,524	12.92 to 12.69	726,618	0.00%	14.33% to 13.63%
2003	0.95% to 1.65%	34,404	11.30 to 11.17	387,498	0.00%	38.75% to 37.78%

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.95% to 1.65%	276,522	12.19 to 12.38	3,362,257	4.59%	4.38% to 3.66%
2006	0.95% to 1.65%	279,545	11.68 to 11.94	3,265,829	3.95%	3.17% to 2.45%
2005	0.95% to 1.65%	295,088	11.32 to 11.65	3,346,301	3.71%	0.34% to -0.36%
2004	0.95% to 1.65%	301,028	11.28 to 11.70	3,406,732	3.89%	2.64% to 1.93%
2003	0.95% to 1.65%	229,888	10.99 to 11.47	2,540,248	2.81%	3.65% to 2.96%

Federated IS – Quality Bond Fund II – Service Shares
2007	0.95% to 2.20%	1,014,677	12.16 to 11.33	12,109,722	4.72%	4.14% to 2.84%
2006	0.95% to 2.20%	1,265,396	11.68 to 11.02	14,551,816	3.76%	2.94% to 1.65%
2005	0.95% to 2.20%	1,316,031	11.35 to 10.84	14,750,616	3.61%	0.03% to -1.22%
2004	0.95% to 2.20%	1,438,086	11.34 to 10.97	16,160,311	4.05%	2.34% to 1.06%
2003	0.95% to 2.15%	1,371,824	11.08 to 10.87	15,115,571	2.60%	3.45% to 2.23%

Fidelity® VIP – Equity-Income Portfolio – Initial Class
2007	1.30% to 1.50%	1,310,249	20.51 to 16.95	26,437,845	1.68%	0.20% to 0.00%
2006	1.30% to 1.50%	1,675,332	20.47 to 16.95	33,754,419	3.25%	18.64% to 18.40%
2005	1.30% to 1.50%	2,268,978	17.26 to 14.31	38,463,175	1.72%	4.49% to 4.28%
2004	1.30% to 1.50%	2,896,630	16.51 to 13.73	46,980,762	1.62%	10.08% to 9.86%
2003	1.30% to 1.50%	3,424,309	15.00 to 12.49	50,582,699	1.77%	28.64% to 28.38%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.95% to 1.80%	1,342,707	16.72 to 14.44	21,651,322	1.52%	0.45% to -0.35%
2006	0.95% to 1.80%	1,848,034	16.65 to 14.49	29,848,200	3.06%	18.94% to 17.99%
2005	0.95% to 1.80%	2,510,246	13.99 to 12.28	34,352,955	1.60%	4.76% to 3.90%
2004	0.95% to 1.75%	2,974,661	13.36 to 11.85	39,071,642	1.43%	10.32% to 9.53%
2003	0.95% to 1.75%	3,113,981	12.11 to 10.82	37,200,996	1.62%	28.98% to 27.93%

Fidelity® VIP – Equity-Income Portfolio – Service Class 2
2007	0.95% to 2.60%	3,198,721	14.81 to 11.94	44,920,124	1.56%	0.31% to -1.31%
2006	0.95% to 2.60%	3,777,054	14.77 to 12.10	52,827,666	2.90%	18.79% to 16.88%
2005	0.95% to 2.60%	4,235,309	12.43 to 10.35	49,887,171	1.44%	4.57% to 2.87%
2004	0.95% to 2.60%	4,658,436	11.89 to 10.06	52,594,896	1.33%	10.18% to 8.43%
2003	0.95% to 2.55%	4,300,709	10.79 to 9.30	44,282,602	1.31%	28.79% to 26.70%

Fidelity® VIP – Growth Portfolio – Initial Class
2007	1.30% to 1.50%	1,220,889	19.74 to 16.69	23,620,044	0.85%	25.31% to 25.05%
2006	1.30% to 1.50%	1,587,272	15.76 to 13.34	24,502,919	0.43%	5.46% to 5.25%
2005	1.30% to 1.50%	2,270,865	14.94 to 12.68	33,250,199	0.53%	4.43% to 4.22%
2004	1.30% to 1.50%	3,223,167	14.31 to 12.17	45,294,082	0.29%	2.03% to 1.83%
2003	1.30% to 1.50%	4,218,568	14.02 to 11.95	58,271,608	0.27%	31.12% to 30.86%

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.95% to 1.70%	1,451,639	16.75 to 11.35	23,999,276	0.65%	25.66% to 24.79%
2006	0.95% to 1.70%	2,071,785	13.33 to 9.10	26,927,897	0.31%	5.72% to 4.96%
2005	0.95% to 1.70%	3,024,143	12.61 to 8.67	37,295,902	0.40%	4.67% to 3.90%
2004	0.95% to 1.70%	3,820,516	12.04 to 8.34	45,077,084	0.17%	2.28% to 1.57%
2003	0.95% to 1.70%	4,386,812	11.77 to 8.21	50,646,486	0.19%	31.52% to 30.48%

Fidelity® VIP – Growth Portfolio – Service Class 2
2007	0.95% to 2.45%	2,980,613	8.84 to 9.95	27,521,681	0.41%	25.45% to 23.62%
2006	0.95% to 2.45%	3,550,271	7.04 to 8.05	26,931,305	0.17%	5.56% to 4.01%
2005	0.95% to 2.45%	4,427,606	6.67 to 7.74	32,024,884	0.27%	4.50% to 2.94%
2004	0.95% to 2.45%	5,106,094	6.39 to 7.52	35,419,888	0.13%	2.14% to 0.66%
2003	0.95% to 2.45%	5,503,924	6.25 to 7.47	37,423,355	0.11%	31.28% to 29.25%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP – High Income Portfolio – Initial Class
2007	1.30% to 1.50%	1,346,504	$ 12.50 to 10.44	$16,560,408	7.01%	1.44% to 1.24%
2006	1.30% to 1.50%	1,918,167	12.32 to 10.31	23,269,712	6.62%	9.79% to 9.57%
2005	1.30% to 1.50%	2,687,632	11.22 to 9.41	29,688,053	14.55%	1.37% to 1.16%
2004	1.30% to 1.50%	3,630,254	11.07 to 9.31	39,524,939	8.08%	8.17% to 7.95%
2003	1.30% to 1.50%	4,594,500	10.23 to 8.62	46,434,695	6.96%	25.61% to 25.36%

Fidelity® VIP – High Income Portfolio – Initial Class R
2007	1.40% to 1.45%	183,544	9.80 to 9.79	1,798,322	16.79%	-2.02% to -2.06%	(a) (b)

Fidelity® VIP – High Income Portfolio – Service Class
2007	0.95% to 1.50%	788,760	10.50 to 9.86	8,254,967	6.81%	1.68% to 1.11%
2006	0.95% to 1.50%	1,155,293	10.33 to 9.75	11,904,498	6.18%	10.12% to 9.51%
2005	0.95% to 1.50%	1,819,246	9.38 to 8.91	17,032,691	14.40%	1.55% to 0.99%
2004	0.95% to 1.50%	2,423,282	9.24 to 9.57	22,349,842	8.19%	8.43% to 7.89%
2003	0.95% to 1.50%	2,810,258	8.52 to 8.18	23,909,014	7.08%	25.76% to 25.07%

Fidelity® VIP – High Income Portfolio – Service Class 2
2007	0.95% to 2.25%	1,259,532	11.06 to 9.15	13,218,372	6.75%	1.56% to 0.26%
2006	0.95% to 2.25%	1,867,791	10.89 to 9.13	19,198,055	7.42%	9.97% to 8.57%
2005	0.95% to 2.25%	2,043,436	9.90 to 8.41	19,137,290	14.45%	1.34% to 0.04%
2004	0.95% to 2.30%	2,341,459	9.77 to 8.38	21,685,188	7.89%	8.34% to 6.93%
2003	0.95% to 2.25%	2,404,278	9.02 to 7.85	20,602,230	5.22%	25.55% to 23.99%

Fidelity® VIP – High Income Portfolio – Service Class 2R
2007	0.95% to 2.05%	229,788	9.83 to 9.76	2,254,241	16.83%	-1.68% to -2.41%	(a) (b)

Fidelity® VIP – High Income Portfolio – Service Class R
2007	0.95% to 1.20%	55,900	9.82 to 9.81	549,020	16.34%	-1.77% to 1.94%	(a) (b)

Fidelity® VIP – Money Market Portfolio – Initial Class
2007	0.95% to 1.95%	1,692,808	13.14 to 11.57	22,140,604	4.91%	4.18% to 3.14%
2006	0.95% to 1.95%	2,404,784	12.62 to 11.22	30,299,680	4.92%	3.90% to 2.87%
2005	0.95% to 1.95%	2,635,345	12.14 to 10.91	31,983,967	3.08%	2.07% to 1.05%
2004	0.95% to 1.95%	3,218,350	11.90 to 10.80	38,382,444	1.14%	0.25% to -0.76%
2003	0.95% to 1.95%	4,532,670	11.87 to 10.88	54,093,344	1.01%	0.04% to -0.96%

Fidelity® VIP – Overseas Portfolio – Initial Class
2007	1.30% to 1.50%	1,197,734	22.32 to 18.68	26,404,069	3.32%	15.78% to 15.54%
2006	1.30% to 1.50%	1,500,483	19.28 to 16.17	28,566,943	0.92%	16.55% to 16.31%
2005	1.30% to 1.50%	1,847,746	16.54 to 13.90	30,143,611	0.65%	17.50% to 17.27%
2004	1.30% to 1.50%	2,254,225	14.08 to 11.85	31,347,848	1.21%	12.16% to 11.93%
2003	1.30% to 1.50%	2,717,889	12.55 to 10.59	33,779,679	0.81%	41.51% to 41.22%

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.95% to 1.70%	448,229	18.76 to 16.53	8,348,164	3.09%	16.09% to 15.30%
2006	0.95% to 1.70%	661,770	16.16 to 14.34	10,551,954	0.84%	16.83% to 16.05%
2005	0.95% to 1.70%	852,469	13.83 to 12.35	11,661,213	0.57%	17.84% to 17.02%
2004	0.95% to 1.70%	1,061,644	11.74 to 10.56	12,340,609	1.13%	12.41% to 11.68%
2003	0.95% to 1.70%	1,338,806	10.44 to 9.45	13,852,488	0.71%	41.85% to 40.74%

Fidelity®VIP – Overseas Portfolio – Service Class 2
2007	0.95% to 2.30%	587,205	16.35 to 14.52	7,889,062	2.92%	16.03% to 14.44%
2006	0.95% to 2.30%	747,944	11.28 to 12.68	8,996,238	0.73%	16.66% to 15.17%
2005	0.95% to 2.30%	886,223	9.67 to 11.01	9,172,729	0.51%	17.66% to 16.12%
2004	0.95% to 2.30%	1,049,600	8.22 to 9.48	9,328,152	1.08%	12.24% to 10.83%
2003	0.95% to 2.30%	1,264,290	7.32 to 8.56	10,016,450	0.44%	41.68% to 39.72%
Fidelity®VIP – Overseas Portfolio – Service Class 2 R
2007	0.95% to 2.55%	473,983	17.60 to 24.25	9,315,988	3.11%	15.94% to 14.15%
2006	0.95% to 2.55%	366,651	15.18 to 21.24	6,392,870	0.67%	16.70% to 14.92%
2005	0.95% to 2.30%	303,978	13.01 to 18.61	4,412,376	0.42%	17.62% to 16.08%
2004	0.95% to 2.30%	197,038	11.06 to 16.03	2,424,902	0.00%	10.63% to 9.68%	(a) (b)
Fidelity® VIP – Overseas Portfolio – Service Class R
2007	0.95% to 1.55%	79,453	17.71 to 25.60	1,417,786	3.20%	16.11% to 15.49%
2006	0.95% to 1.55%	84,632	15.25 to 22.16	1,309,809	0.85%	16.83% to 16.23%
2005	0.95% to 1.55%	98,573	13.05 to 19.07	1,299,368	0.59%	17.80% to 17.15%
2004	0.95% to 1.45%	100,201	11.08 to 11.04	1,114,963	0.00%	10.81% to 10.44%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP – Value Portfolio – Service Class
2007	0.95% to 1.10%	36,865	$13.80 to 13.66	$507,940	0.53%	1.02% to 0.87%
2006	0.95% to 1.10%	42,221	13.66 to 13.55	575,969	0.62%	13.47% to 13.30%
2005	0.95% to 1.10%	70,438	12.04 to 11.96	847,039	0.44%	5.08% to 4.92%
2004	0.95% to 1.05%	75,284	11.46 to 11.42	861,783	1.05%	10.02% to 9.91%
2003	0.95% to 1.05%	61,973	10.41 to 10.39	644,929	0.33%	32.80% to 32.67%

Fidelity® VIP – Value Portfolio – Service Class 2
2007	0.95% to 1.85%	87,802	13.66 to 12.89	1,178,106	0.39%	0.89% to 0.03%
2006	0.95% to 1.85%	107,559	13.54 to 12.88	1,427,375	0.69%	13.32% to 12.35%
2005	0.95% to 1.85%	125,609	11.95 to 11.47	1,476,384	0.33%	4.83% to 3.93%
2004	0.95% to 1.95%	144,568	11.40 to 10.99	1,626,826	0.93%	9.87% to 8.77%
2003	0.95% to 1.95%	153,119	10.38 to 10.11	1,573,358	0.33%	32.48% to 31.14%

Fidelity® VIP II – Asset Manager Growth Portfolio – Initial Class
2007	1.30% to 1.50%	171,354	16.82 to 14.12	2,833,817	4.23%	17.41% to 17.17%
2006	1.30% to 1.50%	234,079	14.32 to 12.05	3,284,121	2.18%	5.60% to 5.39%
2005	1.30% to 1.50%	313,221	13.56 to 11.43	4,171,440	2.64%	2.54% to 2.34%
2004	1.30% to 1.50%	450,386	13.23 to 11.17	5,868,849	2.36%	4.61% to 4.39%
2003	1.30% to 1.50%	533,547	12.64 to 10.70	6,658,925	2.92%	21.73% to 21.49%

Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class
2007	0.95% to 1.50%	187,562	13.98 to 11.25	2,604,413	4.01%	17.74% to 17.08%
2006	0.95% to 1.65%	237,859	11.88 to 9.89	2,801,709	2.13%	5.84% to 5.12%
2005	0.95% to 1.65%	318,342	11.22 to 9.41	3,546,175	2.39%	2.81% to 2.10%
2004	0.95% to 1.65%	396,705	10.91 to 9.22	4,297,283	2.30%	4.85% to 4.16%
2003	0.95% to 1.65%	461,854	10.41 to 8.85	4,778,009	2.84%	21.98% to 21.13%

Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class 2
2007	0.95% to 2.00%	155,616	11.66 to 10.63	1,682,140	3.79%	17.53% to 16.28%
2006	0.95% to 2.00%	218,687	9.20 to 9.14	2,047,291	1.88%	5.71% to 4.62%
2005	0.95% to 2.00%	262,690	8.70 to 8.74	2,335,451	2.21%	2.58% to 1.52%
2004	0.95% to 2.00%	358,223	8.48 to 8.60	3,122,330	2.30%	4.63% to 3.57%
2003	0.95% to 2.00%	411,988	8.11 to 8.31	3,444,963	2.70%	21.86% to 20.58%

Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2007	1.30% to 1.50%	260,245	17.65 to 15.14	4,531,540	5.99%	13.99% to 13.76%
2006	1.30% to 1.50%	302,401	15.48 to 13.31	4,617,104	2.84%	5.93% to 5.71%
2005	1.30% to 1.50%	408,397	14.62 to 12.59	5,878,062	3.04%	2.70% to 2.49%
2004	1.30% to 1.50%	615,773	14.23 to 12.28	8,633,926	2.91%	4.10% to 3.89%
2003	1.30% to 1.50%	770,719	13.67 to 11.82	10,386,174	3.65%	16.44% to 16.21%

Fidelity® VIP II – Asset Manager Portfolio – Service Class
2007	0.95% to 1.50%	227,600	15.12 to 12.53	3,429,218	5.54%	14.26% to 13.62%
2006	0.95% to 1.50%	313,691	13.23 to 11.03	4,128,448	2.89%	6.22% to 5.63%
2005	0.95% to 1.50%	457,159	12.46 to 10.44	5,674,106	2.70%	2.94% to 2.37%
2004	0.95% to 1.50%	595,788	12.10 to 10.20	7,157,568	2.78%	4.36% to 3.78%
2003	0.95% to 1.50%	685,066	11.60 to 9.82	7,895,483	3.53%	16.79% to 16.14%

Fidelity® VIP II – Asset Manager Portfolio – Service Class 2
2007	0.95% to 1.70%	241,655	12.23 to 12.18	2,948,057	5.41%	14.07% to 13.26%
2006	0.95% to 1.70%	328,594	10.72 to 10.75	3,531,528	2.70%	6.12% to 5.35%
2005	0.95% to 1.75%	415,041	10.10 to 9.65	4,216,826	2.66%	2.80% to 1.97%
2004	0.95% to 2.05%	499,428	9.83 to 9.33	4,955,687	2.58%	4.18% to 3.02%
2003	0.95% to 2.05%	546,660	9.43 to 9.05	5,227,561	3.38%	16.55% to 15.25%

Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2007	1.30% to 1.50%	1,721,497	28.17 to 23.39	47,800,612	0.85%	16.06% to 15.82%
2006	1.30% to 1.50%	2,291,778	24.27 to 20.20	54,794,040	1.26%	10.27% to 10.05%
2005	1.30% to 1.50%	3,010,456	22.01 to 18.35	65,268,259	0.30%	15.42% to 15.19%
2004	1.30% to 1.50%	3,579,619	19.07 to 15.93	67,339,563	0.35%	13.98% to 13.75%
2003	1.30% to 1.50%	4,203,351	16.73 to 14.01	69,483,080	0.46%	26.80% to 26.54%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.95% to 1.85%	1,484,578	23.99 to 16.30	34,282,899	0.74%	16.39% to 15.32%
2006	0.95% to 1.85%	2,072,706	20.62 to 14.13	41,231,144	1.08%	10.53% to 9.53%
2005	0.95% to 1.85%	2,778,895	18.65 to 12.90	50,466,340	0.20%	15.74% to 14.69%
2004	0.95% to 1.85%	3,159,087	16.12 to 11.25	49,704,454	0.25%	14.24% to 13.21%
2003	0.95% to 1.85%	3,374,699	14.11 to 9.94	46,777,335	0.35%	27.13% to 25.98%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2
2007	0.95% to 2.60%	3,860,697	$ 15.41 to 15.08	$ 60,288,317	0.72%	16.18% to 14.31%
2006	0.95% to 2.60%	4,412,906	13.27 to 13.19	59,953,597	0.99%	10.38% to 8.61%
2005	0.95% to 2.60%	4,727,922	12.02 to 12.14	58,493,126	0.12%	15.54% to 13.70%
2004	0.95% to 2.60%	4,843,433	10.40 to 10.68	52,031,404	0.20%	14.07% to 12.26%
2003	0.95% to 2.70%	4,294,206	9.12 to 9.47	40,584,160	0.23%	26.98% to 24.75%

Fidelity® VIP II – Index 500 Portfolio – Initial Class
2007	0.95% to 2.00%	3,062,942	15.20 to 11.22	49,555,131	3.58%	4.43% to 3.38%
2006	0.95% to 2.00%	4,123,755	14.55 to 10.85	64,044,703	1.85%	14.63% to 13.47%
2005	0.95% to 2.00%	5,719,281	12.70 to 9.56	77,208,276	1.86%	3.83% to 2.77%
2004	0.95% to 2.00%	7,217,333	12.23 to 9.30	94,669,988	1.33%	9.56% to 8.48%
2003	0.95% to 2.05%	8,294,373	11.16 to 7.89	100,019,978	1.46%	27.19% to 25.78%

Fidelity® VIP II – Investment Grade Bond Portfolio – Initial Class
2007	0.95% to 2.00%	2,002,429	15.80 to 13.44	31,971,786	4.60%	3.35% to 2.27%
2006	0.95% to 2.00%	2,736,447	15.29 to 13.14	42,212,416	4.35%	3.36% to 2.28%
2005	0.95% to 2.00%	3,776,974	14.79 to 12.84	56,436,283	3.90%	1.22% to 0.17%
2004	0.95% to 1.95%	4,666,693	14.61 to 12.86	69,232,888	4.44%	3.46% to 2.44%
2003	0.95% to 1.95%	6,033,702	14.12 to 12.56	87,046,104	4.37%	4.20% to 3.19%

Fidelity® VIP III – Aggressive Growth Portfolio – Service Class
2007	0.95% to 1.20%	6,498	12.65 to 12.43	82,132	0.00%	16.39% to 16.09%
2006	0.95% to 1.40%	6,594	10.87 to 10.57	71,435	0.00%	7.40% to 6.95%
2005	0.95% to 1.40%	17,951	10.12 to 9.89	181,331	0.00%	6.96% to 6.50%
2004	0.95% to 1.40%	18,556	9.46 to 9.28	175,311	0.00%	9.18% to 8.77%
2003	0.95% to 1.40%	25,870	8.67 to 8.54	223,991	0.00%	29.24% to 28.62%

Fidelity® VIP III – Aggressive Growth Portfolio – Service Class 2
2007	0.95% to 2.35%	271,076	12.41 to 11.24	3,267,759	0.00%	16.20% to 14.63%
2006	0.95% to 2.35%	285,349	10.68 to 9.81	2,969,741	0.00%	7.27% to 5.80%
2005	0.95% to 2.35%	315,380	9.96 to 9.27	3,074,420	0.00%	6.72% to 5.25%
2004	0.95% to 2.35%	349,870	9.33 to 8.81	3,209,635	0.00%	8.92% to 7.46%
2003	0.95% to 2.25%	319,322	8.57 to 8.22	2,702,200	0.00%	29.05% to 27.32%

Fidelity® VIP III – Balanced Portfolio – Initial Class
2007	1.30% to 1.50%	1,370,830	21.85 to 14.94	29,485,545	3.34%	7.62% to 7.40%
2006	1.30% to 1.50%	1,656,632	20.30 to 13.91	33,163,410	2.15%	10.26% to 10.04%
2005	1.30% to 1.50%	2,121,755	18.41 to 12.64	38,518,391	2.75%	4.39% to 4.18%
2004	1.30% to 1.50%	2,753,646	17.64 to 12.13	47,900,055	2.14%	4.10% to 3.89%
2003	1.30% to 1.50%	3,444,593	16.94 to 11.68	57,654,257	2.98%	16.19% to 15.96%

Fidelity® VIP III – Balanced Portfolio – Service Class
2007	0.95% to 1.70%	583,860	14.82 to 12.27	8,617,838	3.01%	7.86% to 7.10%
2006	0.95% to 1.70%	790,203	13.74 to 11.46	10,769,761	2.19%	10.58% to 9.80%
2005	0.95% to 1.70%	1,191,624	12.43 to 10.44	14,695,826	2.58%	4.61% to 3.84%
2004	0.95% to 1.70%	1,481,618	11.88 to 10.05	17,485,819	2.01%	4.42% to 3.67%
2003	0.95% to 1.70%	1,671,579	11.38 to 9.69	18,897,936	2.76%	16.41% to 15.55%

Fidelity® VIP III – Balanced Portfolio – Service Class 2
2007	0.95% to 2.00%	566,382	12.68 to 11.18	6,922,053	3.11%	7.68% to 6.59%
2006	0.95% to 2.00%	703,602	11.78 to 10.49	7,936,808	1.89%	10.44% to 9.32%
2005	0.95% to 2.00%	837,180	10.67 to 9.59	8,561,975	2.43%	4.53% to 3.44%
2004	0.95% to 2.00%	986,170	10.20 to 9.28	9,687,488	1.87%	4.15% to 3.09%
2003	0.95% to 2.00%	1,107,853	9.80 to 9.00	10,480,979	2.55%	16.30% to 15.09%

Fidelity® VIP III – Dynamic Capital Appreciation Portfolio – Service Class
2007	0.95% to 1.20%	41,546	10.11 to 9.93	419,802	0.20%	5.90% to 5.64%
2006	0.95% to 1.45%	71,423	9.55 to 9.01	680,433	0.38%	12.91% to 12.44%
2005	0.95% to 1.45%	80,221	8.45 to 8.02	676,589	0.00%	19.83% to 19.28%
2004	0.95% to 1.45%	67,631	7.06 to 6.72	476,398	0.00%	0.31% to -0.16%
2003	0.95% to 1.45%	97,835	7.03 to 6.73	687,328	0.00%	23.99% to 23.39%

Fidelity® VIP III – Dynamic Capital Appreciation Portfolio – Service Class 2
2007	0.95% to 2.35%	399,586	9.99 to 8.79	3,867,673	0.11%	5.71% to 4.27%
2006	0.95% to 2.35%	468,828	9.45 to 8.43	4,268,269	0.23%	12.74% to 11.24%
2005	0.95% to 2.35%	528,257	8.39 to 7.58	4,271,690	0.00%	19.53% to 17.90%
2004	0.95% to 2.35%	538,971	7.02 to 6.43	3,665,367	0.00%	0.32% to -1.06%
2003	0.95% to 2.25%	571,779	6.99 to 6.52	3,888,328	0.00%	23.73% to 22.13%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP III – Growth & Income Portfolio – Initial Class
2007	1.30% to 1.50%	644,978	$20.13 to 16.60	$12,774,324	1.83%	10.66% to 10.43%
2006	1.30% to 1.50%	844,127	18.19 to 15.03	15,127,365	0.99%	11.71% to 11.48%
2005	1.30% to 1.50%	1,195,559	16.28 to 13.48	19,176,656	1.64%	6.24% to 6.02%
2004	1.30% to 1.50%	1,747,812	15.33 to 12.72	26,367,510	0.93%	4.42% to 4.21%
2003	1.30% to 1.50%	2,241,345	14.68 to 12.20	32,448,173	1.23%	22.17% to 21.92%

Fidelity® VIP III – Growth & Income Portfolio – Service Class
2007	0.95% to 1.70%	968,589	16.14 to 12.27	15,531,097	1.69%	10.93% to 10.15%
2006	0.95% to 1.70%	1,401,790	14.55 to 11.14	20,181,151	0.93%	11.94% to 11.15%
2005	0.95% to 1.70%	2,174,460	12.99 to 10.02	27,981,920	1.50%	6.51% to 5.73%
2004	0.95% to 1.70%	2,762,401	12.20 to 9.48	33,386,094	0.82%	4.75% to 4.01%
2003	0.95% to 1.70%	3,186,392	11.65 to 9.11	36,708,432	1.13%	22.43% to 21.51%

Fidelity® VIP III – Growth & Income Portfolio – Service Class 2
2007	0.95% to 2.60%	1,217,465	12.02 to 10.39	14,463,016	1.41%	10.86% to 9.00%
2006	0.95% to 2.60%	1,523,749	11.09 to 9.53	16,276,568	0.73%	11.79% to 9.99%
2005	0.95% to 2.60%	1,809,690	9.92 to 8.67	17,350,338	1.33%	6.38% to 4.64%
2004	0.95% to 2.60%	2,109,708	9.32 to 8.28	19,069,976	0.77%	4.52% to 2.83%
2003	0.95% to 2.45%	2,256,250	8.92 to 8.11	19,586,061	0.95%	22.27% to 20.43%

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2007	1.30% to 1.50%	2,998,614	24.39 to 12.68	71,585,431	0.00%	21.57% to 21.33%
2006	1.30% to 1.50%	3,838,147	20.06 to 10.45	75,200,329	0.75%	4.09% to 3.88%
2005	1.30% to 1.50%	5,330,713	19.27 to 10.06	100,001,156	0.96%	7.48% to 7.26%
2004	1.30% to 1.50%	6,993,903	17.93 to 9.38	122,057,923	0.57%	5.80% to 5.58%
2003	1.30% to 1.50%	9,018,711	16.95 to 8.88	149,392,032	0.82%	28.19% to 27.93%

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2007	0.95% to 1.70%	1,477,714	12.36 to 9.67	18,151,098	0.00%	21.87% to 21.03%
2006	0.95% to 1.70%	2,164,644	10.14 to 7.99	21,701,919	0.67%	4.30% to 3.54%
2005	0.95% to 1.70%	3,260,503	9.73 to 7.71	31,367,116	0.85%	7.83% to 7.05%
2004	0.95% to 1.70%	4,052,469	9.02 to 7.21	36,206,313	0.48%	6.04% to 5.31%
2003	0.95% to 1.70%	4,718,108	8.51 to 6.84	39,725,388	0.63%	28.43% to 27.45%

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class 2
2007	0.95% to 2.25%	433,171	10.29 to 8.81	4,367,308	0.00%	21.73% to 20.22%
2006	0.95% to 2.25%	633,127	8.45 to 7.33	5,135,032	0.48%	4.12% to 2.79%
2005	0.95% to 2.25%	783,699	8.12 to 7.13	6,117,826	0.70%	7.65% to 6.27%
2004	0.95% to 2.25%	1,008,606	7.54 to 6.71	7,337,439	0.34%	5.88% to 4.55%
2003	0.95% to 2.25%	1,135,191	7.12 to 6.42	7,823,843	0.49%	28.18% to 26.48%

Fidelity® VIP III – Mid Cap Portfolio – Initial Class
2007	1.30%	111,290	40.98	4,560,666	0.91%	14.12%
2006	1.30%	133,809	35.91	4,805,186	0.38%	11.24%
2005	1.30%	161,231	32.28	5,204,980	0.00%	16.77%
2004	1.30%	163,205	27.65	4,511,984	0.00%	23.29%
2003	1.30%	147,072	22.42	3,297,769	0.41%	36.84%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.95% to 1.85%	371,994	41.91 to 35.74	15,499,235	0.73%	14.38% to 13.34%
2006	0.95% to 1.85%	528,205	36.64 to 31.53	19,231,126	0.30%	11.52% to 10.51%
2005	0.95% to 1.85%	764,088	32.85 to 28.53	24,976,408	0.00%	17.08% to 16.02%
2004	0.95% to 1.85%	872,164	28.06 to 24.59	24,362,311	0.00%	23.59% to 22.47%
2003	0.95% to 1.85%	950,947	22.70 to 20.08	21,494,305	0.30%	37.21% to 35.96%

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2
2007	0.95% to 2.45%	2,141,028	23.93 to 33.87	57,840,422	0.50%	14.24% to 12.57%
2006	0.95% to 2.45%	2,499,223	20.95 to 30.09	62,036,810	0.19%	11.34% to 9.74%
2005	0.95% to 2.45%	2,895,497	18.82 to 27.42	64,670,558	0.00%	16.90% to 15.24%
2004	0.95% to 2.45%	3,023,221	16.10 to 23.79	58,193,494	0.00%	23.47% to 21.74%
2003	0.95% to 2.45%	2,836,613	13.04 to 19.54	44,434,522	0.21%	36.94% to 34.88%

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.95% to 1.55%	27,247	17.12 to 15.59	457,510	0.93%	4.59% to 4.03%
2006	0.95% to 1.55%	31,358	16.37 to 14.98	504,402	0.50%	15.10% to 14.46%
2005	0.95% to 1.55%	33,515	14.23 to 13.09	469,025	0.00%	1.58% to 1.00%
2004	0.95% to 1.40%	30,201	14.00 to 13.01	421,211	0.00%	12.90% to 12.51%
2003	0.95% to 1.40%	22,081	12.40 to 11.57	272,822	0.00%	56.29% to 55.59%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2
2007	0.95% to 2.40%	392,305	$16.07 to 14.81	$6,174,688	0.61%	4.43% to 2.97%
2006	0.95% to 2.40%	507,691	15.39 to 14.38	7,682,512	0.34%	14.91% to 13.29%
2005	0.95% to 2.40%	517,981	13.39 to 12.69	6,847,740	0.00%	1.46% to 0.01%
2004	0.95% to 2.40%	660,380	13.20 to 12.69	8,639,584	0.00%	12.76% to 11.23%
2003	0.95% to 2.40%	558,223	11.70 to 11.41	6,494,435	0.00%	55.87% to 53.60%

Franklin Templeton VIP – Foreign Securities Fund – Class 1
2007	0.95% to 1.55%	33,635	18.18 to 16.29	601,501	2.18%	14.68% to 14.07%
2006	0.95% to 1.55%	36,467	15.85 to 14.28	569,853	1.37%	20.54% to 19.90%
2005	0.95% to 1.55%	37,701	13.15 to 11.91	489,589	1.23%	9.43% to 8.84%
2004	0.95% to 1.55%	40,951	12.02 to 10.94	486,910	1.55%	17.74% to 17.15%
2003	0.95% to 1.55%	23,502	10.21 to 9.34	239,297	1.52%	31.29% to 30.46%

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1
2007	0.95% to 1.65%	201,567	14.07 to 13.55	2,807,251	2.60%	-3.35% to -3.99%
2006	0.95% to 1.75%	221,913	14.55 to 14.04	3,203,967	1.25%	16.32% to 15.44%
2005	0.95% to 1.75%	205,702	12.51 to 12.16	2,558,538	0.99%	2.70% to 1.90%
2004	0.95% to 1.75%	192,350	12.18 to 11.94	2,332,814	0.83%	10.19% to 9.39%
2003	0.95% to 1.75%	103,449	11.06 to 10.91	1,140,788	0.91%	23.69% to 22.70%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2007	0.95% to 2.25%	25,017	18.02 to 16.99	441,415	0.31%	5.12% to 3.78%
2006	0.95% to 2.25%	57,222	17.14 to 16.37	963,929	0.13%	9.72% to 8.33%
2005	0.95% to 2.25%	72,507	15.63 to 15.11	1,119,448	1.63%	9.86% to 8.49%
2004	0.95% to 2.30%	37,195	14.22 to 13.92	524,905	1.87%	16.35% to 14.86%
2003	0.95% to 2.25%	12,354	12.22 to 12.12	150,570	0.15%	22.24% to 21.21%	(a) (b)

MFS VIT – Investors Growth Stock Series – Service Class
2007	0.95% to 2.60%	381,774	11.88 to 10.77	4,413,592	0.09%	9.96% to 8.18%
2006	0.95% to 2.60%	442,921	10.80 to 9.96	4,677,080	0.00%	6.29% to 4.55%
2005	0.95% to 2.60%	505,183	10.16 to 9.52	5,040,207	0.14%	3.24% to 1.56%
2004	0.95% to 2.60%	581,820	9.85 to 9.38	5,650,930	0.00%	7.95% to 6.20%
2003	0.95% to 2.45%	483,758	9.12 to 8.85	4,379,571	0.00%	21.44% to 19.57%

MFS VIT – Mid Cap Growth Series – Service Class
2007	0.95% to 2.45%	546,746	10.93 to 9.99	5,826,934	0.00%	8.46% to 6.86%
2006	0.95% to 2.45%	663,155	10.07 to 9.35	6,541,165	0.00%	1.33% to -0.18%
2005	0.95% to 2.45%	752,964	9.94 to 9.36	7,361,213	0.00%	1.88% to 0.37%
2004	0.95% to 2.45%	890,831	9.76 to 9.33	8,579,778	0.00%	13.29% to 11.67%
2003	0.95% to 2.45%	782,319	8.61 to 8.35	6,682,965	0.00%	35.31% to 33.20%

MFS VIT – New Discovery Series – Service Class
2007	0.95% to 2.45%	265,727	11.86 to 10.85	3,095,070	0.00%	1.27% to -0.21%
2006	0.95% to 2.45%	380,452	11.71 to 10.88	4,378,742	0.00%	11.86% to 10.23%
2005	0.95% to 2.45%	418,960	10.47 to 9.87	4,327,051	0.00%	4.04% to 2.49%
2004	0.95% to 2.45%	467,317	10.06 to 9.63	4,654,247	0.00%	5.20% to 3.67%
2003	0.95% to 2.70%	516,432	9.57 to 9.24	4,906,118	0.00%	32.16% to 29.79%

MFS VIT – Value Series – Service Class
2007	0.95% to 2.25%	631,815	16.17 to 15.00	9,996,966	0.85%	6.57% to 5.23%
2006	0.95% to 2.25%	767,688	15.18 to 14.25	11,429,940	0.81%	19.36% to 17.86%
2005	0.95% to 2.25%	655,457	12.72 to 12.09	8,205,992	0.71%	5.46% to 4.13%
2004	0.95% to 2.25%	638,853	12.06 to 11.61	7,612,804	0.40%	13.73% to 12.33%
2003	0.95% to 2.15%	567,227	10.60 to 10.36	5,972,049	0.13%	23.52% to 22.01%

MTB Large-Cap Growth Fund II
2007	0.95% to 1.55%	221,038	12.00 to 11.60	2,627,233	0.36%	8.11% to 7.46%
2006	0.95% to 1.65%	250,037	11.10 to 10.75	2,753,846	0.52%	9.30% to 8.56%
2005	0.95% to 1.65%	258,535	10.16 to 9.90	2,609,972	0.39%	1.05% to 0.35%
2004	0.95% to 1.65%	255,689	10.05 to 9.87	2,559,023	0.69%	4.16% to 3.47%
2003	0.95% to 1.65%	171,147	9.65 to 9.54	1,647,299	0.11%	16.23% to 15.39%

MTB Large-Cap Value Fund II
2007	0.95% to 1.65%	235,928	14.63 to 14.09	3,410,924	1.07%	0.60% to -0.06%
2006	0.95% to 1.65%	256,800	14.54 to 14.10	3,697,613	1.03%	16.49% to 15.74%
2005	0.95% to 1.65%	253,241	12.48 to 12.18	3,136,386	0.86%	9.24% to 8.52%
2004	0.95% to 1.65%	254,337	11.43 to 11.22	2,889,581	1.30%	8.54% to 7.86%
2003	0.95% to 1.65%	164,487	10.53 to 10.40	1,724,915	0.94%	32.18% to 31.24%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

MTB Managed Allocation Fund – Moderate Growth II
2007	0.95% to 1.85%	2,255,144	$13.48 to 12.83	$30,079,842	2.04%	5.87% to 4.95%
2006	0.95% to 1.85%	2,471,444	12.73 to 12.22	31,197,082	2.49%	9.37% to 8.42%
2005	0.95% to 1.85%	2,677,871	11.64 to 11.27	30,955,882	1.45%	3.01% to 2.10%
2004	0.95% to 1.85%	2,900,167	11.30 to 11.04	32,607,560	1.40%	4.93% to 4.03%
2003	0.95% to 1.85%	2,168,937	10.77 to 10.61	23,287,184	0.97%	16.17% to 15.13%

Nationwide VIT – American Funds Asset Allocation Fund – Class II
2007	0.95% to 2.05%	615,213	11.03 to 10.83	6,748,999	2.54%	5.13% to 4.00%
2006	0.95% to 2.05%	274,929	10.49 to 10.41	2,877,300	3.37%	4.90% to 4.13%	(a) (b)

Nationwide VIT – American Funds Bond Fund – Class II
2007	0.95% to 1.85%	202,671	10.68 to 10.52	2,152,938	8.99%	2.00% to 1.09%
2006	0.95% to 1.80%	79,332	10.47 to 10.41	829,189	1.40%	4.72% to 4.14%	(a) (b)

Nationwide VIT – American Funds Global Growth Fund – Class II
2007	0.95% to 2.10%	300,663	12.20 to 11.98	3,652,423	2.97%	13.27% to 12.03%
2006	0.95% to 2.00%	150,198	10.77 to 10.70	1,615,213	0.36%	7.74% to 6.98%	(a) (b)

Nationwide VIT – American Funds Growth – Income Fund – Class II
2007	0.95% to 1.75%	38,038	9.83 to 9.78	373,398	2.45%	-1.71% to -2.23%	(a) (b)

Nationwide VIT – American Funds Growth Fund – Class II
2007	0.95% to 2.10%	235,969	11.41 to 11.20	2,681,557	0.60%	10.83% to 9.60%
2006	0.95% to 2.00%	167,959	10.30 to 10.23	1,727,272	1.19%	2.99% to 2.26%	(a) (b)

Nationwide VIT – Federated High Income Bond Fund – Class III
2007	1.10% to 1.55%	8,188	11.68 to 11.55	95,010	12.98%	2.03% to 1.60%
2006	1.10% to 1.55%	4,846	11.45 to 11.36	55,136	7.33%	9.39% to 8.92%

Nationwide VIT – Gartmore Emerging Markets Fund – Class II
2007	0.95% to 2.05%	77,884	40.01 to 37.64	3,066,915	0.42%	43.80% to 42.39%
2006	0.95% to 2.05%	101,953	27.82 to 26.43	2,797,670	0.52%	35.02% to 33.69%
2005	0.95% to 2.05%	110,899	20.60 to 19.77	2,260,206	0.40%	31.08% to 29.75%
2004	0.95% to 2.30%	134,352	15.72 to 15.13	2,092,732	0.93%	19.29% to 17.83%
2003	0.95% to 2.25%	119,362	13.18 to 12.85	1,563,181	0.38%	63.10% to 60.97%

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI
2007	0.95% to 2.30%	481,332	30.13 to 28.76	14,312,773	0.60%	44.06% to 42.28%
2006	0.95% to 2.30%	523,251	20.92 to 20.22	10,827,888	0.54%	35.26% to 33.59%
2005	0.95% to 2.10%	515,495	15.46 to 15.18	7,922,885	0.43%	31.23% to 29.85%
2004	0.95% to 2.10%	64,091	11.78 to 11.69	752,656	1.45%	17.83% to 16.93%	(a) (b)

Nationwide VIT – Government Bond Fund – Class I
2007	0.95% to 2.35%	1,761,138	12.49 to 12.03	21,912,674	4.35%	6.13% to 4.65%
2006	0.95% to 2.35%	1,841,755	11.77 to 11.50	21,674,212	4.01%	2.36% to 0.93%
2005	0.95% to 2.35%	2,172,204	11.49 to 11.39	25,053,840	3.65%	2.29% to 0.86%
2004	0.95% to 2.35%	2,542,383	11.24 to 11.29	28,769,779	5.39%	2.28% to 0.85%
2003	0.95% to 2.30%	2,897,500	10.99 to 11.21	32,173,064	3.85%	1.03% to -0.32%

Nationwide VIT – International Value Fund – Class III
2007	0.95% to 1.55%	21,426	15.88 to 22.10	360,794	1.97%	1.95% to 1.39%
2006	0.95% to 1.75%	26,633	15.58 to 21.64	463,042	2.12%	21.58% to 20.70%
2005	0.95% to 1.55%	19,055	12.81 to 12.69	272,309	1.67%	10.99% to 10.32%
2004	1.10% to 1.55%	6,001	11.53 to 16.33	90,057	2.03%	15.34% to 15.06%	(a) (b)

Nationwide VIT – International Value Fund – Class VI
2007	0.95% to 2.30%	401,003	15.73 to 14.99	6,236,278	2.17%	1.72% to 0.38%
2006	0.95% to 2.30%	399,195	15.46 to 14.93	6,120,278	1.93%	21.25% to 19.69%
2005	0.95% to 2.00%	316,954	12.75 to 12.54	4,021,518	1.54%	10.74% to 9.64%
2004	0.95% to 1.90%	119,239	11.51 to 11.44	1,370,721	0.62%	15.15% to 14.43%	(a) (b)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.95% to 2.35%	1,378,218	15.94 to 14.57	21,382,713	2.00%	4.95% to 3.52%
2006	0.95% to 2.45%	1,511,432	15.19 to 14.10	22,446,931	2.02%	15.76% to 14.01%
2005	0.95% to 2.45%	1,492,478	13.12 to 12.37	19,230,677	1.82%	6.91% to 5.30%
2004	0.95% to 2.45%	1,598,752	12.28 to 11.75	19,358,099	1.69%	12.94% to 11.23%
2003	0.95% to 2.40%	1,174,265	10.87 to 10.48	12,659,702	1.33%	30.62% to 28.70%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.95% to 2.25%	2,184,896	$12.39 to 11.47	$26,543,595	3.47%	4.37% to 3.03%
2006	0.95% to 2.25%	2,682,972	11.87 to 11.14	31,319,557	3.15%	5.16% to 3.80%
2005	0.95% to 2.30%	3,011,800	11.29 to 10.71	33,553,690	2.71%	2.33% to 0.96%
2004	0.95% to 2.25%	3,386,624	11.03 to 10.62	36,988,477	2.33%	3.66% to 2.33%
2003	0.95% to 2.25%	3,348,427	10.64 to 10.38	35,404,679	2.78%	6.88% to 5.50%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.95% to 2.55%	10,650,531	14.13 to 12.80	147,143,542	2.68%	4.65% to 3.00%
2006	0.95% to 2.55%	11,881,233	13.50 to 12.43	157,373,718	2.37%	10.30% to 8.56%
2005	0.95% to 2.55%	12,538,745	12.24 to 11.45	151,174,293	2.28%	4.35% to 2.70%
2004	0.95% to 2.55%	12,564,944	11.73 to 11.15	145,739,412	2.05%	8.50% to 6.81%
2003	0.95% to 2.55%	10,125,266	10.81 to 10.44	108,655,956	1.99%	18.91% to 17.00%

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.95% to 2.70%	4,395,960	15.26 to 13.68	65,504,408	2.28%	5.14% to 3.33%
2006	0.95% to 2.45%	4,792,606	14.51 to 13.40	68,159,021	2.18%	13.46% to 11.80%
2005	0.95% to 2.45%	4,881,060	12.79 to 11.99	61,425,240	2.01%	6.06% to 4.50%
2004	0.95% to 2.45%	5,001,910	12.06 to 11.47	59,575,549	1.83%	11.03% to 9.43%
2003	0.95% to 2.40%	3,925,388	10.86 to 11.49	42,285,245	1.50%	25.44% to 23.61%

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.95% to 2.40%	3,622,567	13.33 to 12.22	47,315,730	3.04%	4.85% to 3.34%
2006	0.95% to 2.45%	4,147,288	12.72 to 11.79	51,847,780	2.79%	7.40% to 5.80%
2005	0.95% to 2.45%	4,309,293	11.84 to 11.14	50,341,111	2.54%	3.50% to 1.96%
2004	0.95% to 2.45%	4,640,924	11.44 to 10.93	52,545,545	2.28%	6.14% to 4.58%
2003	0.95% to 2.45%	4,126,406	10.78 to 10.45	44,183,731	2.47%	12.62% to 10.93%

Nationwide VIT – Mid Cap Growth Fund – Class II
2007	0.95% to 1.75%	19,079	10.68 to 10.54	209,775	0.00%	7.69% to 6.82%
2006	0.95% to 2.05%	69,651	9.92 to 12.57	730,761	0.00%	-0.83% to -1.54%	(a) (b)

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.95% to 1.60%	79,936	16.36 to 15.38	1,289,635	1.38%	6.53% to 5.89%
2006	0.95% to 1.60%	89,807	15.35 to 14.52	1,359,632	1.18%	8.85% to 8.19%
2005	0.95% to 1.75%	87,273	14.11 to 13.33	1,214,778	1.02%	11.04% to 10.21%
2004	0.95% to 1.75%	76,130	12.70 to 12.10	957,220	0.66%	14.63% to 13.81%
2003	0.95% to 1.75%	35,096	11.08 to 10.63	385,335	0.46%	33.37% to 32.29%

Nationwide VIT – Mid Cap Index Fund – Class II
2007	0.95% to 2.45%	505,757	15.43 to 14.18	7,656,460	1.26%	6.35% to 4.78%
2006	0.95% to 2.45%	611,240	14.51 to 13.53	8,730,294	0.94%	8.70% to 7.12%
2005	0.95% to 2.45%	703,966	13.35 to 12.63	9,280,265	0.86%	10.84% to 9.23%
2004	0.95% to 2.45%	703,255	12.04 to 11.56	8,389,511	0.37%	14.41% to 12.78%
2003	0.95% to 2.45%	562,754	10.53 to 10.25	5,887,850	0.29%	33.02% to 31.00%

Nationwide VIT – Money Market Fund – Class I
2007	0.95% to 2.45%	3,594,049	10.90 to 10.06	38,737,718	4.75%	3.79% to 2.23%
2006	0.95% to 2.45%	2,927,510	10.50 to 9.84	30,495,311	4.87%	3.54% to 1.99%
2005	0.95% to 2.45%	2,761,373	10.14 to 9.65	27,838,808	2.94%	1.70% to 0.17%
2004	0.95% to 2.45%	2,157,270	9.97 to 9.63	21,464,980	0.91%	-0.15% to -1.66%
2003	0.95% to 2.10%	2,346,235	9.99 to 9.90	23,492,068	0.55%	-0.33% to -1.48%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II
2007	0.95% to 2.45%	242,695	12.61 to 11.54	2,993,964	0.00%	8.45% to 6.85%
2006	0.95% to 2.45%	290,582	11.63 to 10.80	3,325,221	0.00%	2.01% to 0.50%
2005	0.95% to 2.45%	359,454	11.40 to 10.74	4,055,386	0.00%	6.71% to 5.16%
2004	0.95% to 2.45%	388,541	10.68 to 10.22	4,117,381	0.00%	12.09% to 10.46%
2003	0.95% to 2.45%	366,267	9.53 to 9.25	3,471,151	0.00%	32.79% to 30.74%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.95% to 1.55%	39,614	15.17 to 13.16	588,544	1.18%	-7.78% to -8.31%
2006	0.95% to 1.55%	46,188	16.45 to 14.35	744,833	0.46%	16.18% to 15.54%
2005	0.95% to 1.75%	44,709	14.16 to 12.31	618,890	0.07%	2.10% to 1.32%
2004	0.95% to 1.75%	43,060	13.87 to 12.14	586,761	0.00%	16.18% to 15.39%
2003	0.95% to 1.65%	23,228	11.93 to 10.55	266,670	0.00%	55.37% to 54.26%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II
2007	0.95% to 2.20%	426,358	$13.90 to 12.95	$5,794,363	0.94%	-8.12% to -9.25%
2006	0.95% to 2.30%	581,526	15.13 to 14.20	8,621,588	0.22%	15.99% to 14.47%
2005	0.95% to 2.30%	589,896	13.04 to 12.41	7,581,428	0.00%	1.81% to 0.47%
2004	0.95% to 2.30%	647,848	12.81 to 12.35	8,216,175	0.00%	15.89% to 14.44%
2003	0.95% to 2.30%	559,038	11.05 to 10.79	6,135,019	0.00%	54.96% to 52.83%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.95% to 1.65%	49,805	16.94 to 15.29	821,934	0.09%	1.16% to 0.49%
2006	0.95% to 1.65%	60,219	16.74 to 15.22	976,486	0.12%	10.98% to 10.26%
2005	0.95% to 1.75%	57,587	15.09 to 13.74	842,067	0.00%	11.25% to 10.43%
2004	0.95% to 1.75%	60,409	13.56 to 12.44	797,491	0.00%	17.89% to 17.06%
2003	0.95% to 1.65%	39,888	11.50 to 10.66	451,750	0.00%	39.68% to 38.70%

Nationwide VIT – Multi-Manager Small Company Fund – Class II
2007	0.95% to 2.10%	355,604	17.16 to 16.06	5,988,270	0.00%	0.92% to -0.21%
2006	0.95% to 2.10%	413,522	17.01 to 16.10	6,919,080	0.05%	10.69% to 9.47%
2005	0.95% to 2.10%	488,900	15.36 to 14.71	7,418,169	0.00%	10.94% to 9.74%
2004	0.95% to 2.05%	481,110	13.85 to 13.42	6,610,549	0.00%	17.66% to 16.47%
2003	0.95% to 2.05%	371,625	11.77 to 11.52	4,351,383	0.00%	39.28% to 37.74%

Nationwide VIT – Nationwide Fund – Class II
2007	0.95% to 1.60%	5,948	11.43 to 13.19	70,849	1.00%	6.86% to 6.22%
2006	1.10% to 1.60%	2,314	10.68 to 12.42	26,180	0.94%	6.84% to 6.51%	(a) (b)

Neuberger Berman AMT – Regency Portfolio – Class S
2007	0.95% to 1.80%	20,462	10.42 to 12.72	221,991	0.22%	2.07% to 1.24%
2006	0.95% to 2.05%	57,725	10.20 to 12.51	612,776	0.12%	2.04% to 1.31%	(a) (b)

Neuberger Berman AMT – Socially Responsive Portfolio Class I
2007	0.95% to 2.35%	34,139	14.37 to 16.45	518,801	0.10%	6.59% to 5.14%
2006	0.95% to 2.35%	37,053	13.48 to 15.64	526,319	0.15%	12.63% to 11.09%
2005	0.95% to 1.80%	34,175	11.97 to 14.29	434,178	0.00%	5.84% to 4.99%
2004	0.95% to 2.05%	10,971	11.31 to 13.56	132,457	0.00%	13.12% to 12.33%	(a) (b)

Oppenheimer VAF – Capital Appreciation Fund – Service Class
2007	0.95% to 2.60%	1,147,953	13.22 to 11.99	14,864,759	0.01%	12.77% to 10.95%
2006	0.95% to 2.60%	1,327,283	11.72 to 10.80	15,277,880	0.19%	6.66% to 4.92%
2005	0.95% to 2.60%	1,568,318	10.99 to 10.30	16,987,573	0.75%	3.87% to 2.17%
2004	0.95% to 2.60%	1,746,466	10.58 to 10.08	18,254,140	0.23%	5.60% to 3.92%
2003	0.95% to 2.70%	1,504,622	10.02 to 9.68	14,953,724	0.21%	29.45% to 27.14%

Oppenheimer VAF – Global Securities Fund – Class 3
2007	0.95% to 1.55%	45,383	16.11 to 22.84	779,614	1.31%	5.32% to 4.75%
2006	0.95% to 1.55%	44,501	15.30 to 21.81	729,149	0.87%	16.57% to 15.96%
2005	0.95% to 1.75%	29,188	13.12 to 18.71	422,009	0.60%	13.25% to 12.42%
2004	0.95% to 1.75%	14,284	11.59 to 16.64	171,919	0.00%	15.86% to 15.31%	(a) (b)

Oppenheimer VAF – Global Securities Fund – Class 4
2007	0.95% to 2.45%	686,311	15.96 to 15.13	10,831,474	1.09%	5.05% to 3.51%
2006	0.95% to 2.45%	761,024	15.20 to 14.62	11,463,733	0.91%	16.29% to 14.62%
2005	0.95% to 2.45%	879,877	13.07 to 12.75	11,434,623	0.68%	12.97% to 11.34%
2004	0.95% to 2.45%	436,362	11.57 to 11.45	5,036,591	0.00%	15.69% to 14.54%	(a) (b)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.95% to 1.55%	43,404	18.41 to 16.26	785,425	1.38%	5.30% to 4.73%
2006	0.95% to 1.55%	47,987	17.48 to 15.52	826,057	1.01%	16.58% to 15.96%
2005	0.95% to 1.55%	51,252	15.00 to 13.39	758,088	1.00%	13.22% to 12.62%
2004	0.95% to 1.55%	55,720	13.25 to 11.89	729,261	1.35%	18.03% to 17.45%
2003	0.95% to 1.75%	38,245	11.22 to 10.07	423,082	0.25%	41.66% to 40.49%

Oppenheimer VAF – Global Securities Fund – Service Class
2007	0.95% to 2.10%	431,990	18.18 to 17.02	7,710,501	1.25%	5.07% to 3.91%
2006	0.95% to 2.20%	538,871	17.30 to 16.30	9,182,101	0.90%	16.25% to 14.87%
2005	0.95% to 2.20%	643,114	14.88 to 14.19	9,463,471	0.85%	12.98% to 11.63%
2004	0.95% to 2.20%	764,881	13.17 to 12.71	9,987,023	1.31%	17.75% to 16.39%
2003	0.95% to 2.45%	1,001,034	11.19 to 10.87	11,125,344	0.77%	41.50% to 39.33%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Oppenheimer VAF – High Income Fund – Class 3
2007	0.95% to 1.55%	28,659	$9.60 to 9.56	$274,906	0.00%	-4.00% to -4.40%	(a) (b)

Oppenheimer VAF – High Income Fund – Non-Service Shares
2007	0.95% to 1.65%	111,717	13.88 to 13.37	1,538,523	8.33%	-1.06% to -1.73%
2006	0.95% to 1.65%	152,574	14.03 to 13.60	2,126,479	7.19%	8.39% to 7.65%
2005	0.95% to 1.65%	154,663	12.94 to 12.63	1,991,825	6.26%	1.34% to 0.66%
2004	0.95% to 1.75%	153,260	12.77 to 12.52	1,949,978	5.81%	7.93% to 7.12%
2003	0.95% to 1.65%	112,870	11.83 to 11.70	1,332,616	3.41%	22.78% to 21.97%

Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares
2007	0.95% to 1.55%	52,970	17.17 to 16.64	902,144	0.36%	-2.15% to -2.71%
2006	0.95% to 1.65%	60,225	17.54 to 17.02	1,050,662	0.15%	13.91% to 13.18%
2005	0.95% to 1.65%	58,089	15.40 to 15.04	890,665	0.00%	8.88% to 8.18%
2004	0.95% to 1.65%	59,126	14.15 to 13.90	833,668	0.00%	18.29% to 17.57%
2003	0.95% to 1.65%	39,780	11.96 to 11.82	474,752	0.00%	42.99% to 42.00%

Oppenheimer VAF – Main Street Small Cap Fund® – Service Class
2007	0.95% to 2.05%	58,304	9.78 to 12.91	612,125	0.13%	-2.33% to -3.38%
2006	0.95% to 1.80%	26,424	10.01 to 13.42	280,075	0.00%	0.11% to -0.43%	(a) (b)

Oppenheimer VAF – Main Street® – Service Class
2007	0.95% to 2.45%	1,219,313	13.60 to 12.45	16,243,771	0.87%	3.16% to 1.64%
2006	0.95% to 2.45%	1,385,272	13.19 to 12.25	17,947,530	0.98%	13.67% to 12.01%
2005	0.95% to 2.45%	1,540,005	11.60 to 10.94	17,621,199	1.17%	4.74% to 3.19%
2004	0.95% to 2.45%	1,636,694	11.08 to 10.60	17,941,496	0.68%	8.11% to 6.55%
2003	0.95% to 2.45%	1,412,782	10.24 to 9.95	14,373,700	0.56%	25.24% to 23.32%

Oppenheimer VAF – Strategic Bond Fund – Service Class
2007	0.95% to 2.30%	1,376,792	15.35 to 14.19	20,735,994	3.33%	8.51% to 7.06%
2006	0.95% to 2.30%	1,404,214	14.14 to 13.25	19,541,636	4.14%	6.22% to 4.79%
2005	0.95% to 2.30%	1,564,648	13.32 to 12.64	20,572,689	4.14%	1.51% to 0.16%
2004	0.95% to 2.20%	1,419,627	13.12 to 12.66	18,439,937	4.76%	7.40% to 6.10%
2003	0.95% to 2.10%	1,241,682	12.21 to 11.96	15,070,705	3.80%	16.05% to 14.76%

Putnam VT – Growth and Income Fund – IB Shares
2007	0.95% to 2.30%	59,863	15.13 to 13.85	886,987	1.34%	-6.94% to -8.17%
2006	0.95% to 2.30%	64,212	16.26 to 15.08	1,026,524	1.45%	14.81% to 13.30%
2005	0.95% to 2.30%	69,841	14.16 to 13.31	976,101	1.53%	4.23% to 2.85%
2004	0.95% to 2.15%	61,063	13.59 to 12.99	821,625	1.34%	10.06% to 8.81%
2003	0.95% to 2.10%	43,738	12.35 to 11.95	537,504	0.00%	23.46% to 22.55%	(a) (b)

Putnam VT – International Equity Fund – IB Shares
2007	0.95% to 1.70%	38,245	17.98 to 17.28	679,135	3.20%	7.33% to 6.60%
2006	0.95% to 1.70%	32,370	16.75 to 16.21	537,136	0.61%	26.51% to 25.66%
2005	0.95% to 1.70%	34,163	13.24 to 12.90	449,421	1.28%	11.13% to 10.37%
2004	0.95% to 1.70%	44,398	11.92 to 11.69	526,429	1.99%	15.09% to 14.32%
2003	0.95% to 1.70%	32,137	10.35 to 10.22	331,951	0.64%	27.31% to 26.31%

Putnam VT – Small Cap Value Fund – IB Shares
2007	0.95% to 1.50%	28,244	15.32 to 14.85	428,659	0.62%	-13.55% to -14.04%
2006	0.95% to 1.65%	34,169	17.72 to 17.18	600,850	0.34%	16.18% to 15.43%
2005	0.95% to 1.50%	34,690	15.25 to 14.95	525,776	0.17%	6.02% to 5.43%
2004	0.95% to 1.50%	33,428	14.38 to 14.18	478,686	0.31%	25.02% to 24.32%
2003	0.95% to 1.40%	28,092	11.51 to 11.42	322,508	0.30%	48.23% to 47.54%

Putnam VT – Voyager Fund – IB Shares
2007	0.95% to 2.25%	70,960	12.09 to 11.25	842,948	0.00%	4.51% to 3.17%
2006	0.95% to 2.25%	80,396	11.57 to 10.90	917,188	0.11%	4.44% to 3.09%
2005	0.95% to 2.25%	87,931	11.08 to 10.57	963,628	0.68%	4.69% to 3.34%
2004	0.95% to 2.25%	94,158	10.58 to 10.23	989,007	0.23%	4.03% to 2.72%
2003	0.95% to 2.05%	72,604	10.17 to 9.99	735,625	0.14%	23.72% to 22.34%

STI Classic Variable Trust – International Equity Fund
2006	0.95% to 1.10%	112	23.35 to 23.20	2,608	0.66%	23.30% to 23.12%
2005	0.95% to 1.10%	566	18.94 to 18.84	10,673	1.57%	11.89% to 11.72%
2004	0.95% to 1.10%	1,409	16.92 to 16.87	23,770	2.96%	18.21% to 18.03%
2003	0.95%	78	14.32	1,117	0.00%	36.01%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
STI Classic Variable Trust – Investment Grade Bond Fund
2006	1.55%	630	$ 11.07	$6,976	4.33%	2.72%
2005	1.55%	630	10.78	6,791	3.91%	0.63%
2004	1.55%	630	10.71	6,749	4.50%	2.56%

STI Classic Variable Trust – Large Cap Core Equity Fund
2007	0.95% to 1.80%	3,573	18.61 to 17.79	65,001	1.20%	-0.18% to -1.04%
2006	0.95% to 1.80%	3,919	18.64 to 17.97	71,740	1.21%	15.09% to 14.11%
2005	0.95% to 1.80%	4,035	16.20 to 15.75	64,473	0.91%	7.99% to 7.07%
2004	0.95% to 1.80%	4,514	15.00 to 14.71	67,120	1.00%	13.22% to 12.24%
2003	0.95% to 1.80%	5,829	13.25 to 13.11	77,021	0.64%	25.29% to 24.21%

STI Classic Variable Trust – Large Cap Growth Stock Fund
2007	1.45% to 1.85%	7,424	15.07 to 14.75	110,658	0.29%	13.60% to 13.13%
2006	0.95% to 1.85%	21,833	13.55 to 13.04	289,474	0.28%	9.78% to 8.78%
2005	0.95% to 1.85%	23,224	12.34 to 11.98	281,902	0.14%	-1.84% to -2.73%
2004	0.95% to 1.85%	23,732	12.57 to 12.32	294,980	0.25%	5.74% to 4.78%
2003	1.45% to 1.80%	12,594	11.82 to 11.77	148,676	0.00%	16.73% to 16.32%

STI Classic Variable Trust – Large Cap Value Equity Fund
2007	1.10% to 1.90%	7,427	19.20 to 18.46	139,317	1.29%	2.41% to 1.64%
2006	0.95% to 1.90%	15,461	18.87 to 18.17	285,683	1.40%	21.30% to 20.21%
2005	0.95% to 1.90%	17,455	15.56 to 15.11	267,277	1.56%	2.77% to 1.83%
2004	0.95% to 1.90%	19,347	15.14 to 14.84	289,809	1.75%	14.20% to 13.20%
2003	1.15% to 1.80%	10,956	13.22 to 13.12	144,387	1.03%	21.70% to 20.91%

STI Classic Variable Trust – Mid-Cap Core Equity Fund
2007	0.95% to 1.85%	4,471	19.79 to 18.87	85,458	0.19%	4.18% to 3.23%
2006	0.95% to 1.85%	9,935	19.00 to 18.28	184,726	0.38%	9.67% to 8.68%
2005	0.95% to 1.85%	10,525	17.32 to 16.82	179,338	0.45%	13.24% to 12.21%
2004	0.95% to 1.85%	11,875	15.30 to 14.99	179,646	0.79%	15.71% to 14.66%
2003	0.95% to 1.80%	7,474	13.22 to 13.08	98,167	0.74%	28.49% to 27.39%

STI Classic Variable Trust – Small Cap Value Equity Fund
2007	0.95% to 1.40%	4,598	23.59 to 23.13	107,713	0.85%	1.58% to 1.17%
2006	0.95% to 1.40%	5,093	23.22 to 22.86	117,680	0.44%	15.00% to 14.57%
2005	0.95% to 1.40%	5,562	20.19 to 19.95	111,810	0.44%	10.84% to 10.42%
2004	0.95% to 1.40%	5,605	18.22 to 18.07	101,799	0.22%	23.01% to 22.59%
2003	0.95% to 1.40%	1,520	14.81 to 14.74	22,410	0.01%	37.12% to 36.60%

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.95% to 1.55%	33,739	12.39 to 9.04	387,061	0.54%	6.76% to 6.16%
2006	0.95% to 1.55%	38,573	11.61 to 8.51	413,707	0.11%	8.17% to 7.54%
2005	0.95% to 1.55%	41,096	10.73 to 7.92	409,848	0.00%	2.63% to 2.04%
2004	0.95% to 1.55%	43,895	10.46 to 7.76	424,838	0.48%	5.20% to 4.63%
2003	0.95% to 1.55%	29,343	9.94 to 7.41	260,457	0.17%	24.81% to 24.00%

Van Kampen LIT – Comstock Portfolio – Class II
2007	0.95% to 2.45%	1,284,613	13.94 to 12.76	17,539,374	1.73%	-3.26% to -4.68%
2006	0.95% to 2.45%	1,520,299	14.41 to 13.39	21,527,980	1.29%	14.95% to 13.26%
2005	0.95% to 2.45%	1,726,728	12.53 to 11.82	21,358,501	0.95%	3.12% to 1.61%
2004	0.95% to 2.45%	1,737,181	12.15 to 11.64	20,902,268	0.72%	16.31% to 14.66%
2003	0.95% to 2.45%	1,350,669	10.45 to 10.15	14,017,694	0.55%	29.53% to 27.56%

Van Kampen LIT – Strategic Growth Portfolio – Class II
2007	0.95% to 2.45%	451,594	11.67 to 10.68	5,143,597	0.00%	15.53% to 13.82%
2006	0.95% to 2.45%	517,589	10.10 to 9.38	5,121,527	0.00%	1.65% to 0.15%
2005	0.95% to 2.45%	560,959	9.94 to 9.37	5,485,137	0.01%	6.62% to 5.04%
2004	0.95% to 2.45%	672,641	9.32 to 8.92	6,189,617	0.00%	5.76% to 4.21%
2003	0.95% to 2.45%	688,105	8.81 to 8.55	6,015,661	0.00%	25.83% to 23.87%

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II
2007	0.95% to 2.15%	171,376	11.52 to 10.89	1,945,108	4.27%	4.21% to 2.97%
2006	0.95% to 2.15%	200,767	11.05 to 10.57	2,191,757	4.03%	2.58% to 1.35%
2005	0.95% to 2.15%	216,760	10.77 to 10.43	2,315,489	3.70%	2.95% to 1.72%
2004	0.95% to 2.15%	110,871	10.46 to 10.26	1,155,479	5.10%	3.08% to 1.85%
2003	0.95% to 2.10%	19,930	10.15 to 10.07	201,875	0.00%	1.51% to 0.73%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen UIF – U.S. Real Estate Portfolio – Class II
2007	0.95% to 2.30%	177,081	$ 22.32 to 22.19	$3,981,623	0.92%	-18.06% to -19.14%
2006	0.95% to 2.30%	266,611	27.24 to 27.44	7,370,089	0.85%	36.36% to 34.66%
2005	0.95% to 2.30%	211,373	19.97 to 20.38	4,301,409	1.24%	15.65% to 14.19%
2004	0.95% to 2.30%	219,601	17.27 to 17.85	3,871,141	1.38%	34.78% to 33.09%
2003	0.95% to 2.25%	64,808	12.81 to 13.42	846,144	0.00%	28.14% to 27.09%	(a) (b)

2007 Reserves for annuity contracts in payout phase:				634,445

2007 Contract owners’ equity				$1,498,536,209

2006 Reserves for annuity contracts in payout phase:				656,017

2006 Contract owners’ equity				$1,663,719,593

2005 Reserves for annuity contracts in payout phase:				785,677

2005 Contract owners’ equity				$1,792,285,677

2004 Reserves for annuity contracts in payout phase:				388,543

2004 Contract owners’ equity				$1,918,111,618

2003 Reserves for annuity contracts in payout phase:				342,070

2003 Contract owners’ equity				$1,862,484,350

*

This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)

Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
March 18, 2008

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company